UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22027

                                      FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                   Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

3000 Atrium Way, Suite 293

                                 Mt. Laurel, NJ 08054

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end:   September 30

Date of reporting period:   June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

June 30, 2016

(Unaudited)

LONG POSITIONS — 120.4%	Number
COMMON STOCKS — 120.4%	of Shares	Value
Automobiles & Components — 1.8%
American Axle & Manufacturing Holdings, Inc.†*	387,092	$5,605,092
BorgWarner, Inc.	42,159	1,244,534
Cooper-Standard Holding, Inc.†*	5,490	433,655
Ford Motor Co.†(a)	361,626	4,545,639
General Motors Co.†	199,825	5,655,048
Gentex Corp.(a)	44,884	693,458
Goodyear Tire & Rubber Co. (The)†	60,181	1,544,244
Harley-Davidson, Inc.(a)	63,103	2,858,566
Lear Corp.†	34,461	3,506,751
Superior Industries International, Inc.†(a)	12,432	332,929
Thor Industries, Inc.†(a)	4,401	284,921
Tower International, Inc.†	13,718	282,316
Visteon Corp.†(a)	11,632	765,502
Winnebago Industries, Inc.(a)	3,097	70,983

		27,823,638

Capital Goods — 14.1%
3M Co.†(a)	10,518	1,841,912
Advanced Drainage Systems, Inc.(a)	29,631	811,000
Aegion Corp.†*	78,912	1,539,573
Allegion PLC (Ireland)	33,170	2,302,993
American Railcar Industries, Inc.(a)	8,002	315,839
American Woodmark Corp.†(a)*	18,896	1,254,317
AMETEK, Inc.†(a)	80,092	3,702,653
Apogee Enterprises, Inc.†(a)	27,959	1,295,900
Argan, Inc.	2,421	101,004
Boeing Co. (The)(a)	101,126	13,133,234
Briggs & Stratton Corp.	12,760	270,257
CAE, Inc. (Canada)	853	10,313
Carlisle Cos, Inc.†(b)	55,258	5,839,665
Chart Industries, Inc.†*	133,160	3,213,151
Chicago Bridge & Iron Co. NV (Netherlands)(a)	50,229	1,739,430
CIRCOR International, Inc.(a)	1,013	57,731
Comfort Systems USA, Inc.†	8,750	284,988
Continental Building Products, Inc.†*	166,706	3,705,874
Cummins, Inc.†(a)	61,485	6,913,373
Deere & Co.(a)	19,417	1,573,554
Dover Corp.†	50,968	3,533,102
Emerson Electric Co.†	280,004	14,605,009
EnerSys	10,705	636,626
Engility Holdings, Inc.*	255	5,386
Federal Signal Corp.†	79,121	1,019,079

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Flowserve Corp.†(a)	64,153	$2,897,791
Fluor Corp.(b)	64,995	3,202,954
Gibraltar Industries, Inc.†(a)*	56,738	1,791,219
Global Brass & Copper Holdings, Inc.	13,282	362,466
Gorman-Rupp Co. (The)(a)	227	6,222
Hillenbrand, Inc.	2,795	83,962
Honeywell International, Inc.†	8,091	941,145
Huntington Ingalls Industries, Inc.†	15,075	2,533,052
Illinois Tool Works, Inc.†(a)	58,249	6,067,216
Jacobs Engineering Group, Inc.†(a)*	58,566	2,917,172
Joy Global, Inc.(a)	427,064	9,028,133
KBR, Inc.†(b)	213,282	2,823,854
Kennametal, Inc.†	309,849	6,850,761
L-3 Communications Holdings, Inc.†	27,507	4,035,002
Lydall, Inc.(a)*	4,937	190,371
Manitowoc Co., Inc. (The)	5,795	31,583
Masco Corp.(a)	91,418	2,828,473
MRC Global, Inc.†(a)*	700,542	9,954,702
Mueller Industries, Inc.†(a)	49,244	1,569,899
National Presto Industries, Inc.(a)	4,695	442,973
NOW, Inc.†*	25,952	470,769
PACCAR, Inc.†(a)	113,519	5,888,231
Parker-Hannifin Corp.†(a)	62,978	6,804,773
Patrick Industries, Inc.*	6,328	381,515
Quanta Services, Inc.†*	56,631	1,309,309
Rexnord Corp.(a)*	11,707	229,808
Rockwell Automation, Inc.(b)	43,687	5,016,141
Roper Technologies, Inc.†(a)(b)	21,844	3,725,713
Snap-on, Inc.†	20,226	3,192,067
Spirit AeroSystems Holdings, Inc., Class A†(a)*	80,252	3,450,836
SPX Corp.†	160,796	2,387,821
SPX FLOW, Inc.†*	34,865	908,931
Stanley Black & Decker, Inc.†	53,395	5,938,592
Textron, Inc.(a)(b)	94,654	3,460,550
Thermon Group Holdings, Inc.†(a)*	15,223	292,434
TransDigm Group, Inc.(a)*	3,237	853,565
Triumph Group, Inc.(a)	81,491	2,892,930
United Rentals, Inc.(b)*	168,448	11,302,861
United Technologies Corp.†(a)(b)	158,698	16,274,480
USG Corp.(a)*	26,611	717,433
Veritiv Corp.(a)*	126	4,735
Wabash National Corp.(a)(b)*	570,469	7,244,956

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.(a)	16,989	$3,860,750
Xylem, Inc.	4,262	190,298

		215,064,411

Commercial & Professional Services — 2.1%
ABM Industries, Inc.†(a)	15,715	573,283
ACCO Brands Corp.†(a)*	209,971	2,169,000
Cintas Corp.†	38,964	3,823,537
Dun & Bradstreet Corp. (The)†(a)	22,195	2,704,239
G&K Services, Inc., Class A	10,041	768,839
Herman Miller, Inc.(a)	4,503	134,595
Huron Consulting Group, Inc.†(b)*	32,409	1,958,152
Kelly Services, Inc., Class A†	8,118	153,998
Korn/Ferry International(a)	12,913	267,299
Mistras Group, Inc.*	11,422	272,643
Pitney Bowes, Inc.(a)(b)	68,766	1,224,035
Quad/Graphics, Inc.†(a)	31,634	736,756
Republic Services, Inc.†(b)	67,431	3,459,885
Ritchie Bros Auctioneers, Inc. (Canada)†	79,917	2,699,596
Robert Half International, Inc.†	46,114	1,759,710
Steelcase, Inc., Class A†	53,155	721,313
TrueBlue, Inc.†*	29,798	563,778
UniFirst Corp.†(a)(b)	49,574	5,736,703
US Ecology, Inc.†	52,713	2,422,162
Verisk Analytics, Inc.*	3,631	294,402

		32,443,925

Consumer Durables & Apparel — 5.0%
Cavco Industries, Inc.(a)*	10,412	975,604
Coach, Inc.(a)	96,272	3,922,121
Columbia Sportswear Co.	18,404	1,058,966
Deckers Outdoor Corp.†(a)(b)*	124,553	7,164,289
DR Horton, Inc.	5,415	170,464
Ethan Allen Interiors, Inc.	138	4,560
Fossil Group, Inc.(a)*	119,549	3,410,733
Garmin Ltd. (Switzerland)†	211,731	8,981,629
G-III Apparel Group Ltd.†(a)*	39,505	1,806,169
Harman International Industries, Inc.†	18,132	1,302,240
Hasbro, Inc.(b)	43,935	3,690,101
iRobot Corp.(a)*	26,887	943,196
La-Z-Boy, Inc.(a)	73,176	2,035,756
Leggett & Platt, Inc.†(a)	7,872	402,338
Mattel, Inc.(a)	118,115	3,695,818

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)*	141,206	$6,986,873
Movado Group, Inc.	11,374	246,588
NIKE, Inc., Class B	64,721	3,572,599
NVR, Inc. Class B†(a)*	1,115	1,985,079
PVH Corp.(b)	28,316	2,668,217
Ralph Lauren Corp.†	29,125	2,610,182
Smith & Wesson Holding Corp.(a)*	76,781	2,086,908
Toll Brothers, Inc.*	2,909	78,281
TopBuild Corp.(a)(b)*	110,930	4,015,666
Tupperware Brands Corp.(a)	22,168	1,247,615
Vera Bradley, Inc.(a)*	2,331	33,030
VF Corp.†	148,049	9,103,533
Vista Outdoor, Inc.†*	29,881	1,426,220

		75,624,775

Consumer Services — 5.1%
Bloomin’ Brands, Inc.(b)	201,869	3,607,399
Bob Evans Farms, Inc.†	1,708	64,819
Bojangles’, Inc.(a)*	27,082	459,040
Brinker International, Inc.†(a)	131,003	5,964,567
Buffalo Wild Wings, Inc.(a)*	13,301	1,848,174
Capella Education Co.†	15,564	819,289
Cheesecake Factory, Inc. (The)(a)	3,558	171,282
ClubCorp. Holdings, Inc.(a)	3,174	41,262
Darden Restaurants, Inc.†(a)(b)	204,897	12,978,176
DeVry Education Group, Inc.†(a)	108,152	1,929,432
DineEquity, Inc.†	58,378	4,949,287
Graham Holdings Co., Class B†	6,247	3,058,156
Interval Leisure Group, Inc.†	440,304	7,000,834
Jack in the Box, Inc.†	9,697	833,166
La Quinta Holdings, Inc.†(a)(b)*	361,122	4,116,791
Marriott International, Inc., Class A(a)	87,018	5,783,216
McDonald’s Corp.	9,708	1,168,261
Penn National Gaming, Inc.(a)*	75,784	1,057,187
Pinnacle Entertainment, Inc.†(a)*	316,884	3,511,075
Regis Corp.(a)*	3,932	48,953
Ruth’s Hospitality Group, Inc.	1,614	25,743
Service Corp. International†	43,356	1,172,346
Sonic Corp.(a)	12,299	332,688
Speedway Motorsports, Inc.(a)	3,206	56,906
Starwood Hotels & Resorts Worldwide, Inc.†(b)	72,550	5,365,072
Vail Resorts, Inc.(a)	12,832	1,773,767
Wyndham Worldwide Corp.(a)	87,263	6,215,743

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†(b)	33,979	$2,817,539

		77,170,170

Energy — 3.3%
Archrock, Inc.†	69,996	659,362
Atwood Oceanics, Inc.(a)	257,732	3,226,805
Cenovus Energy, Inc. (Canada)	246,670	3,408,979
Diamond Offshore Drilling, Inc.(a)	201,915	4,912,592
FMC Technologies, Inc.(b)*	132,185	3,525,374
Frank’s International NV (Netherlands)(a)	92,811	1,355,969
Frontline Ltd. (Bermuda)	7,605	59,851
McDermott International, Inc. (Panama)(a)*	395,722	1,954,867
National Oilwell Varco, Inc.(a)	102,284	3,441,857
Nordic American Tankers Ltd. (Bermuda)(a)	57,252	795,230
Oceaneering International, Inc.†	51,411	1,535,132
ONEOK, Inc.(a)	6,352	301,402
Rowan Cos. PLC, Class A (United Kingdom)(a)	340,329	6,010,210
Scorpio Tankers, Inc. (Marshall Island)	250,586	1,052,461
Seadrill Ltd. (Bermuda)(a)*	57,007	184,703
Targa Resources Corp.†	135,883	5,726,110
Teekay Corp. (Marshall Island)(a)	74,843	533,631
TransCanada Corp. (Canada)†	160,768	7,269,929
Valero Energy Corp.†(a)	6,861	349,911
World Fuel Services Corp.†	80,547	3,825,177

		50,129,552

Food & Staples Retailing — 3.0%
CVS Health Corp.†(a)(b)	144,480	13,832,515
Ingles Markets, Inc., Class A(a)	13,392	499,522
SpartanNash Co.†	64,575	1,974,704
Sprouts Farmers Market, Inc.(a)*	13,867	317,554
Sysco Corp.(a)(b)	111,669	5,666,085
United Natural Foods, Inc.†(a)*	10,196	477,173
Walgreens Boots Alliance, Inc.†(a)(b)	103,809	8,644,175
Wal-Mart Stores, Inc.†(a)	115,687	8,447,465
Weis Markets, Inc.(a)	8,218	415,420
Whole Foods Market, Inc.(a)	180,486	5,779,162

		46,053,775

Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.†(a)	50,967	3,514,684

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Amplify Snack Brands, Inc.*	582	$8,584
Brown-Forman Corp., Class B(a)	42,069	4,196,803
Bunge Ltd. (Bermuda)†(b)	53,523	3,165,885
Campbell Soup Co.(a)(b)	163,363	10,868,540
ConAgra Foods, Inc.†(b)	328,317	15,696,836
Cott Corp. (Canada)†(a)	307,741	4,296,064
Dr Pepper Snapple Group, Inc.†	91,162	8,808,984
General Mills, Inc.†	3,569	254,541
Hershey Co. (The)†(a)	80,323	9,115,857
Hormel Foods Corp.†(a)	48,540	1,776,564
JM Smucker Co. (The)†(a)(b)	112,880	17,204,041
Kraft Heinz Co. (The)†(a)	21,844	1,932,757
Mondelez International, Inc., Class A†(a)	39,642	1,804,107
Pilgrim’s Pride Corp.(a)	63,448	1,616,655
Tyson Foods, Inc., Class A†(a)(b)	114,879	7,672,768
Universal Corp.(a)	40,214	2,321,956

		94,255,626

Health Care Equipment & Services — 10.4%
Abaxis, Inc.(a)	5,526	260,993
Abbott Laboratories†	21,035	826,886
Align Technology, Inc.*	2,259	181,962
AmerisourceBergen Corp.†(a)	51,777	4,106,952
AMN Healthcare Services, Inc.*	4,307	172,151
Analogic Corp.†(a)	21,175	1,682,142
Anika Therapeutics, Inc.†*	52,622	2,823,170
Baxter International, Inc.(a)(b)	190,926	8,633,674
Becton Dickinson and Co.	195	33,070
Brookdale Senior Living, Inc.†*	35,823	553,107
Cantel Medical Corp.	258	17,732
Cardinal Health, Inc.†(a)(b)	185,888	14,501,123
Chemed Corp.†(a)	19,451	2,651,366
Computer Programs & Systems, Inc.(a)	7,858	313,691
CorVel Corp.(a)*	1,408	60,797
Cotiviti Holdings, Inc.(a)*	54,483	1,151,226
Express Scripts Holding Co.†(b)*	292,796	22,193,937
Globus Medical, Inc., Class A(a)*	124,415	2,964,809
Haemonetics Corp.(a)*	2,030	58,850
Halyard Health, Inc.(a)*	75,722	2,462,479
HCA Holdings, Inc.†(a)(b)*	251,456	19,364,627
HMS Holdings Corp.†*	21,498	378,580
ICU Medical, Inc.(a)*	2,250	253,688

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
IMS Health Holdings, Inc.†*	95,605	$2,424,543
Intuitive Surgical, Inc.(a)*	1,524	1,007,989
Kindred Healthcare, Inc.†	215,131	2,428,829
Laboratory Corp. of America Holdings†(b)*	33,559	4,371,731
LHC Group, Inc.*	7,688	332,737
McKesson Corp.†	46,923	8,758,178
Medtronic PLC (Ireland)(b)	46,746	4,056,150
Meridian Bioscience, Inc.†(a)	69,497	1,355,192
National HealthCare Corp.	1,414	91,542
Natus Medical, Inc.†(a)*	92,730	3,505,194
Owens & Minor, Inc.(a)	57,484	2,148,752
Patterson Cos., Inc.(a)	45,571	2,182,395
Quest Diagnostics, Inc.†	47,732	3,885,862
ResMed, Inc.†(a)	63,406	4,009,161
Select Medical Holdings Corp.*	1,494	16,240
St Jude Medical, Inc.	1,140	88,920
Stryker Corp.	9,525	1,141,381
Tenet Healthcare Corp.†(a)*	96,331	2,662,589
Universal Health Services, Inc., Class B†(a)	87,011	11,668,175
Zimmer Biomet Holdings, Inc.†(a)(b)	136,029	16,375,171

		158,157,743

Household & Personal Products — 1.5%
Avon Products, Inc.(a)	206,332	779,935
Church & Dwight Co., Inc.†(b)	29,933	3,079,806
Energizer Holdings, Inc.†	135,608	6,982,456
Estee Lauder Cos., Inc. (The), Class A(a)(b)	99,508	9,057,218
Procter & Gamble Co. (The)†	37,215	3,150,994

		23,050,409

Materials — 3.2%
A Schulman, Inc.	381	9,304
Agrium, Inc. (Canada)†(a)	60,919	5,508,296
Ashland, Inc.(a)	5,382	617,692
Cabot Corp.†	48,046	2,193,780
Celanese Corp., Class A†(b)	62,958	4,120,601
Chase Corp.(a)	10	591
Chemours Co. (The)†(a)	268,248	2,210,364
Deltic Timber Corp.(a)	2,175	146,008
Eagle Materials, Inc.†	54,201	4,181,607
FMC Corp.†(a)(b)	97,557	4,517,865
Greif, Inc., Class A(a)	47,294	1,762,647

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Headwaters, Inc.*	552	$9,903
Innophos Holdings, Inc.(b)	46,218	1,950,862
KapStone Paper and Packaging Corp.(a)	30,820	400,968
Minerals Technologies, Inc.†(a)	52,473	2,980,466
Multi Packaging Solutions International Ltd. (Bermuda)(a)*	4,807	64,173
Packaging Corp. of America†(a)	139,198	9,316,522
Rayonier Advanced Materials, Inc.	34,398	467,469
RPM International, Inc.(a)	15,797	789,060
Schweitzer-Mauduit International, Inc.(a)	3,756	132,512
Silgan Holdings, Inc.(b)	3,849	198,070
Trinseo SA (Luxembourg)	45	1,932
Tronox Ltd., Class A (Australia)(a)	112,672	496,883
US Concrete, Inc.*	1,844	112,318
WR Grace & Co.(b)	94,134	6,891,550

		49,081,443

Media — 5.6%
AMC Networks, Inc., Class A(a)*	15,830	956,449
CBS Corp., Class B, non-voting shares†(a)	329,961	17,963,077
Cinemark Holdings, Inc.	346	12,615
Comcast Corp., Class A†	46,923	3,058,910
Discovery Communications, Inc., Class A(a)(b)*	217,623	5,490,628
Interpublic Group of Cos., Inc. (The)†	139,959	3,233,053
Loral Space & Communications, Inc.†*	1,045	36,857
MSG Networks, Inc., Class A†*	16,711	256,347
New York Times Co. (The), Class A(a)(b)	123,683	1,496,564
News Corp., Class A(b)	202,252	2,295,560
Omnicom Group, Inc.(a)	102,130	8,322,574
Regal Entertainment Group, Class A(a)	57,716	1,272,061
Scholastic Corp.(a)	1,158	45,868
Scripps Networks Interactive, Inc., Class A(a)	49,014	3,052,102
Shaw Communications, Inc., Class B (Canada)(a)	41,171	790,483
Starz, Class A†*	101,449	3,035,354
TEGNA, Inc.†(a)	304,851	7,063,398

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Time Warner, Inc.†(a)(b)	31,552	$2,320,334
Twenty-First Century Fox, Inc., Class A†(a)(b)	746,597	20,195,449
Viacom, Inc., Class B†	17,798	738,083
Walt Disney Co. (The)(a)	37,215	3,640,371

		85,276,137

Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
AbbVie, Inc.†(a)	238,191	14,746,405
Acceleron Pharma, Inc.*	1,156	39,281
Acorda Therapeutics, Inc.*	1,065	27,163
Agilent Technologies, Inc.†	33,072	1,467,074
Akorn, Inc.(a)*	65,838	1,875,395
Alexion Pharmaceuticals, Inc.*	4,567	533,243
AMAG Pharmaceuticals, Inc.†(a)*	98,947	2,366,812
Amgen, Inc.†(a)	122,015	18,564,582
Biogen, Inc.†(b)*	87,571	21,176,419
Celgene Corp.†(a)(b)*	74,581	7,355,924
Concordia International Corp.	1,886	40,624
Emergent Biosolutions, Inc.†(a)*	163,728	4,604,031
Enanta Pharmaceuticals, Inc.†(a)*	24,467	539,497
Endo International PLC (Ireland)†*	177,072	2,760,553
Five Prime Therapeutics, Inc.†(a)*	60,059	2,483,440
Gilead Sciences, Inc.†(a)(b)	258,296	21,547,052
Halozyme Therapeutics, Inc.*	1,996	17,226
Impax Laboratories, Inc.†*	129,763	3,739,770
INC Research Holdings, Inc., Class A(a)*	7,210	274,917
Incyte Corp., Ltd.(a)*	13,332	1,066,293
Innoviva, Inc.	2,278	23,987
Insys Therapeutics, Inc.(a)*	302,106	3,909,252
Ironwood Pharmaceuticals, Inc.*	8,190	107,084
Jazz Pharmaceuticals PLC (Ireland)(b)*	21,140	2,987,293
Lexicon Pharmaceuticals, Inc.(a)*	42,903	615,658
Ligand Pharmaceuticals, Inc.(a)*	5,752	686,041
Mallinckrodt PLC (Ireland)†*	45,899	2,789,741
Medivation, Inc.†(a)*	60,339	3,638,442
Merck & Co, Inc.†	138,341	7,969,825
MiMedx Group, Inc.*	727	5,801
Myriad Genetics, Inc.†(a)*	57,657	1,764,304
PDL BioPharma, Inc.†	832,521	2,614,116
Perrigo Co. PLC (Ireland)	948	85,955
Pfizer, Inc.†(a)	529,173	18,632,181
PRA Health Sciences, Inc.*	15,242	636,506

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Quintiles Transnational Holdings, Inc.†*	84,874	$5,543,970
Regeneron Pharmaceuticals, Inc.*	4,566	1,594,584
Repligen Corp.*	827	22,627
Seattle Genetics, Inc.*	1,740	70,313
Supernus Pharmaceuticals, Inc.*	1,119	22,794
United Therapeutics Corp.†(a)*	82,521	8,740,624
Vertex Pharmaceuticals, Inc.*	13,403	1,152,926
Waters Corp.†(b)*	26,392	3,712,035
Xencor, Inc.*	1,762	33,460
ZIOPHARM Oncology, Inc.*	295	1,620

		172,586,840

Retailing — 9.1%
AutoNation, Inc.(a)*	152,719	7,174,739
AutoZone, Inc.(a)*	4,046	3,211,877
Barnes & Noble, Inc.(a)	230,686	2,618,286
Bed Bath & Beyond, Inc.(a)	57,440	2,482,557
Best Buy Co., Inc.(a)	114,879	3,515,297
Big Lots, Inc.(a)	107,565	5,390,082
Buckle, Inc. (The)(a)	59,291	1,540,973
CarMax, Inc.(a)*	66,339	3,252,601
Cato Corp. (The), Class A	2,624	98,977
Core-Mark Holding Co., Inc.	840	39,362
Dillard’s, Inc., Class A(a)	43,686	2,647,372
Dollar General Corp.(a)	50,159	4,714,946
Dollar Tree, Inc.†(a)(b)*	57,440	5,413,146
Duluth Holdings, Inc., Class B*	823	20,131
Express, Inc.*	234,263	3,399,156
Foot Locker, Inc.(a)(b)	47,732	2,618,578
Gap, Inc. (The)(a)	138,341	2,935,596
Genesco, Inc.(a)*	10,196	655,705
Genuine Parts Co.†(a)	58,592	5,932,440
Hibbett Sports, Inc.(a)*	19,288	671,030
Home Depot, Inc. (The)(a)(b)	60,676	7,747,718
Kohl’s Corp.(a)	65,530	2,484,898
L Brands, Inc.†(a)	101,126	6,788,588
Lands’ End, Inc.(a)*	1,983	32,561
Lowe’s Cos., Inc.(a)(b)	81,710	6,468,981
Macy’s, Inc.(b)	107,598	3,616,369
Monro Muffler Brake, Inc.(a)	2,588	164,493
Nordstrom, Inc.(a)	60,676	2,308,722
Nutrisystem, Inc.	2,257	57,238

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Outerwall, Inc.(a)	222,814	$9,358,188
Pier 1 Imports, Inc.(a)	35,669	183,339
Priceline Group, Inc. (The)†(a)*	4,686	5,850,049
Ross Stores, Inc.†(a)(b)	139,150	7,888,414
Signet Jewelers Ltd. (Bermuda)	27,507	2,266,852
Sonic Automotive, Inc., Class A†	30,845	527,758
Staples, Inc.(b)	224,095	1,931,699
Target Corp.†(b)	180,408	12,596,087
Tiffany & Co.(a)	39,461	2,392,915
TJX Cos., Inc. (The)†(b)	76,135	5,879,906
Urban Outfitters, Inc.(a)(b)*	42,010	1,155,275

		138,032,901

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Energy Industries, Inc.†*	70,039	2,658,680
Analog Devices, Inc.†	110,025	6,231,816
Applied Materials, Inc.†	27,189	651,720
Broadcom Ltd. (Singapore)	4	622
First Solar, Inc.†(a)*	28,298	1,371,887
Intel Corp.†(a)	273,653	8,975,818
KLA-Tencor Corp.	46,079	3,375,287
Lam Research Corp.	14,120	1,186,927
Linear Technology Corp.(a)	83,328	3,877,252
MaxLinear, Inc.†(a)*	107,301	1,929,272
Microchip Technology, Inc.(a)	70,384	3,572,692
MKS Instruments, Inc.†(a)	142,206	6,123,390
NVIDIA Corp.(a)	190,798	8,969,414
Photronics, Inc.†(a)*	173,715	1,547,801
Qorvo, Inc.(a)(b)*	51,730	2,858,600
QUALCOMM, Inc.†	312,595	16,745,714
Skyworks Solutions, Inc.(b)	68,683	4,346,260
Synaptics, Inc.(a)*	31,285	1,681,569
Tessera Technologies, Inc.†	60,659	1,858,592
Texas Instruments, Inc.†	119,733	7,501,272
Xilinx, Inc.†(a)(b)	107,465	4,957,360

		90,421,945

Software & Services — 13.9%
Accenture PLC, Class A (Ireland)†(a)(b)	57,440	6,507,378
Akamai Technologies, Inc.†(a)(b)*	66,453	3,716,716
Alarm.com Holdings, Inc.*	654	16,762
Alphabet, Inc., Class A*	4,538	3,192,619
Aspen Technology, Inc.†*	223,270	8,984,385
Automatic Data Processing, Inc.(a)(b)	58,493	5,373,752
AVG Technologies NV (Netherlands)*	15,307	290,680

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Bankrate, Inc.†*	87,115	$651,620
Booz Allen Hamilton Holding Corp.	1,546	45,823
CA, Inc.†	312,049	10,244,569
Cardtronics, Inc.(a)*	5,170	205,818
Cimpress NV (Netherlands)(a)*	9,723	899,183
Citrix Systems, Inc.†(b)*	91,111	7,297,080
Computer Sciences Corp.†	81,451	4,044,042
Convergys Corp.(a)	12,481	312,025
CoStar Group, Inc.*	56	12,245
CSG Systems International, Inc.(b)	104,157	4,198,569
CSRA, Inc.†(a)	69,236	1,622,200
EarthLink Holdings Corp.†	374,922	2,399,501
eBay, Inc.†(b)*	826,302	19,343,730
Electronic Arts, Inc.(a)*	37,086	2,809,635
Facebook, Inc., Class A*	25,210	2,880,999
Fiserv, Inc.†*	8,091	879,734
Globant SA (Luxembourg)*	121	4,761
GrubHub, Inc.*	3,664	113,841
GTT Communications, Inc.*	1,966	36,332
IAC/InterActiveCorp.†	40,170	2,261,571
International Business Machines Corp.†	82,519	12,524,734
Intuit, Inc.(a)(b)	120,644	13,465,077
j2 Global, Inc.(a)	61,288	3,871,563
Manhattan Associates, Inc.*	88	5,643
MasterCard, Inc., Class A(a)	16,990	1,496,139
Mentor Graphics Corp.†	182,228	3,874,167
Microsoft Corp.†(b)	70,384	3,601,549
MicroStrategy, Inc., Class A†*	61,770	10,810,985
Monotype Imaging Holdings, Inc.(a)	6,625	163,174
NIC, Inc.†(a)(b)	93,991	2,062,163
Open Text Corp. (Canada)	1,116	66,023
Oracle Corp.†(a)(b)	391,921	16,041,327
Paychex, Inc.(a)(b)	7,282	433,279
Paycom Software, Inc.*	251	10,846
Pegasystems, Inc.	560	15,092
Qualys, Inc.*	751	22,387
Rackspace Hosting, Inc.†(a) *	153,477	3,201,530
Rubicon Project, Inc. (The)*	2,681	36,596
Shutterstock, Inc.*	332	15,206
SS&C Technologies Holdings, Inc.	3,148	88,396
Stamps.com, Inc.(a) *	24,391	2,132,261
Sykes Enterprises, Inc.†*	55,258	1,600,272

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Symantec Corp.(a)(b)	517,080	$10,620,823
Synchronoss Technologies, Inc.†(a)*	19,104	608,653
Teradata Corp.(a)*	136,585	3,424,186
TiVo, Inc.†*	456,870	4,523,013
Travelport Worldwide Ltd. (Bermuda)	16,831	216,952
VASCO Data Security International, Inc.(a)*	121,158	1,985,780
VeriSign, Inc.(a)*	54,176	4,684,057
Visa, Inc., Class A(a)	47,732	3,540,282
VMware, Inc., Class A(a)*	72,244	4,133,802
Western Union Co. (The)(a)	548,215	10,514,764
Xerox Corp.†	351,918	3,339,702

		211,475,993

Technology Hardware & Equipment — 9.7%
Apple, Inc.†	171,510	16,396,356
Arista Networks, Inc.*	6,244	401,989
AVX Corp.†	86,631	1,176,449
Benchmark Electronics, Inc.†*	141,876	3,000,677
Brocade Communications Systems, Inc.†	734,520	6,742,893
Cisco Systems, Inc.†	498,647	14,306,182
CommScope Holding Co., Inc.*	2,469	76,613
Corning, Inc.†	86,052	1,762,345
Cray, Inc.†(a)*	73,670	2,204,206
EMC Corp.†(a)	143,671	3,903,541
F5 Networks, Inc.(b)*	24,271	2,763,011
Fitbit, Inc., Class A(a)*	589,129	7,199,156
FLIR Systems, Inc.(a)(b)	47,732	1,477,305
Harris Corp.(a)	49,789	4,154,394
Hewlett Packard Enterprise Co.†(a)(b)	601,092	10,981,951
HP, Inc.†(a)	602,710	7,564,010
Ingram Micro, Inc., Class A†	392,242	13,642,177
InterDigital, Inc.†	132,481	7,376,542
InvenSense, Inc.(a)*	151,158	926,599
Juniper Networks, Inc.†	134,296	3,020,317
Methode Electronics, Inc.†	29,030	993,697
MTS Systems Corp.(a)	2,340	102,586
Multi-Fineline Electronix, Inc.†*	9,625	223,300
NetApp, Inc.†	101,935	2,506,582
NETGEAR, Inc.(a)(b)*	129,158	6,140,171
Plantronics, Inc.†(a)	35,520	1,562,880
Polycom, Inc.†*	37,495	421,819
Seagate Technology PLC (Ireland)(a)	103,553	2,522,551
SYNNEX Corp.†	33,143	3,142,619

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TE Connectivity Ltd. (Switzerland)†	123,778	$7,068,962
TTM Technologies, Inc.*	3,815	28,727
Ubiquiti Networks, Inc.(a)*	55,386	2,141,223
Vishay Intertechnology, Inc.(a)	51,185	634,182
Western Digital Corp.†	237,880	11,242,209

		147,808,221

Telecommunication Services — 2.7%
AT&T, Inc.†(a)	118,976	5,140,953
CenturyLink, Inc.†(a)	426,915	12,384,804
Frontier Communications Corp.(a)	406,122	2,006,243
Inteliquent, Inc.(a)	25,953	516,205
Level 3 Communications, Inc.†*	40,112	2,065,367
Shenandoah Telecommunications Co.†	77,031	3,008,831
Sprint Corp.(a)*	272,520	1,234,516
Verizon Communications, Inc.†(a)(b)	257,446	14,375,785
Vonage Holdings Corp.†*	114,634	699,267

		41,431,971

Transportation — 6.3%
Alaska Air Group, Inc.†(a)(b)	120,040	6,997,131
Canadian National Railway Co. (Canada)†	80,786	4,771,221
CH Robinson Worldwide, Inc.†(a)	50,159	3,724,306
CSX Corp.†	110,389	2,878,945
Delta Air Lines, Inc.†(a)	267,782	9,755,298
Expeditors International of Washington, Inc.†(a)	202,074	9,909,709
FedEx Corp.(a)	34,787	5,279,971
Hawaiian Holdings, Inc.(a)(b)*	301,597	11,448,622
Heartland Express, Inc.(a)	21,679	376,998
Hub Group, Inc., Class A†(a)*	29,929	1,148,376
JB Hunt Transport Services, Inc.	29,934	2,422,559
JetBlue Airways Corp.*	2,641	43,735
Landstar System, Inc.(a)	67,122	4,608,597
Marten Transport Ltd.(a)	8,108	160,538
Matson, Inc.(a)	3,006	97,064
Norfolk Southern Corp.(b)	38,024	3,236,983
Southwest Airlines Co.†	220,859	8,659,881
Swift Transportation Co.(a)*	388,346	5,984,412
Union Pacific Corp.†	72,227	6,301,806

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Continental Holdings, Inc.†*	125,396	$5,146,252
United Parcel Service, Inc., Class B†(a)(b)	30,743	3,311,636

		96,264,040

TOTAL COMMON STOCKS (Cost $1,723,325,540)		1,832,153,515

TOTAL LONG POSITIONS - 120.4%		1,832,153,515

(Cost $1,723,325,540)**

SHORT POSITIONS — (60.1)%
COMMON STOCKS — (60.1)%
Automobiles & Components — (0.6)%
Dana Holding Corp.	(14,769)	(155,961)
Drew Industries, Inc.	(12,477)	(1,058,549)
Federal-Mogul Holdings Corp.*	(96,204)	(799,455)
Johnson Controls, Inc.	(15,610)	(690,899)
Magna International, Inc. (Canada)	(169,073)	(5,929,390)
Standard Motor Products, Inc.	(8,490)	(337,732)

		(8,971,986)

Capital Goods — (7.6)%
Acuity Brands, Inc.	(12,597)	(3,123,552)
AECOM*	(7,231)	(229,729)
Aerovironment, Inc.*	(32,558)	(905,112)
Alamo Group, Inc.	(2,201)	(145,200)
Allison Transmission Holdings, Inc.	(701)	(19,789)
Altra Industrial Motion Corp.	(686)	(18,508)
Armstrong World Industries, Inc.*	(51,610)	(2,020,532)
Beacon Roofing Supply, Inc.*	(125,616)	(5,711,760)
Builders FirstSource, Inc.*	(418,245)	(4,705,256)
Caterpillar, Inc.	(138,133)	(10,471,863)
Cubic Corp.	(62,805)	(2,522,249)
Dycom Industries, Inc.*	(73,297)	(6,579,139)
Eaton Corp. PLC (Ireland)	(15,760)	(941,345)
Energy Recovery, Inc.*	(4,672)	(41,534)
EnPro Industries, Inc.	(4,193)	(186,127)
ESCO Technologies, Inc.	(14,298)	(571,062)
Fastenal Co.	(19,784)	(878,212)
Franklin Electric Co., Inc.	(10,855)	(358,758)
GATX Corp.	(29,746)	(1,307,932)
Generac Holdings, Inc.*	(2,631)	(91,980)
General Cable Corp.	(4,797)	(60,970)
GMS, Inc.*	(1,302)	(28,970)
Graco, Inc.	(14,298)	(1,129,399)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Granite Construction, Inc.	(85,261)	$(3,883,639)
Griffon Corp.	(60,030)	(1,012,106)
HEICO Corp.	(52,305)	(3,494,497)
Hexcel Corp.	(85,832)	(3,574,044)
IDEX Corp.	(80)	(6,568)
Ingersoll-Rand PLC (Ireland)	(19,516)	(1,242,779)
ITT, Inc.	(93,381)	(2,986,324)
John Bean Technologies Corp.	(30,997)	(1,897,636)
Kaman Corp.	(29,813)	(1,267,649)
Lindsay Corp.	(13,593)	(922,421)
Manitowoc Foodservice, Inc.*	(89)	(1,568)
Masonite International Corp. (Canada)*	(14,223)	(940,709)
Mercury Systems, Inc.*	(5,828)	(144,884)
Meritor, Inc.*	(16,612)	(119,606)
Milacron Holdings Corp.*	(59,221)	(859,297)
Mueller Water Products, Inc., Class A	(152,938)	(1,746,552)
Navistar International Corp.*	(3,974)	(46,456)
Orbital ATK, Inc.	(1,478)	(125,837)
Oshkosh Corp.	(72,079)	(3,438,889)
Pentair PLC (United Kingdom)	(11,144)	(649,584)
Primoris Services Corp.	(68,672)	(1,299,961)
Proto Labs, Inc.*	(65,601)	(3,775,994)
Quanex Building Products Corp.	(66,237)	(1,231,346)
Raytheon Co.	(43,914)	(5,970,108)
RBC Bearings, Inc.*	(38,453)	(2,787,842)
Rockwell Collins, Inc.	(88,653)	(7,547,916)
Rush Enterprises, Inc., Class A*	(84,096)	(1,812,269)
Sunrun, Inc.*	(417,288)	(2,474,518)
Tennant Co.	(15,561)	(838,271)
Trex Co., Inc.*	(38,459)	(1,727,578)
TriMas Corp.*	(19,461)	(350,298)
Tutor Perini Corp.*	(113,526)	(2,673,537)
Universal Forest Products, Inc.	(3,207)	(297,257)
WABCO Holdings, Inc.*	(40,164)	(3,677,817)
Watts Water Technologies, Inc., Class A	(1,035)	(60,299)
Woodward, Inc.	(165,445)	(9,536,250)

		(116,471,284)

Commercial & Professional Services — (1.8)%
Brink’s Co. (The)	(6,541)	(186,353)
Clean Harbors, Inc.*	(1,644)	(85,669)
Covanta Holding Corp.	(438,610)	(7,215,134)
Exponent, Inc.	(6,913)	(403,788)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Healthcare Services Group, Inc.	(71,350)	$(2,952,463)
HNI Corp.	(26,179)	(1,217,062)
ICF International, Inc.*	(12,039)	(492,395)
Interface, Inc.	(10,793)	(164,593)
KAR Auction Services, Inc.	(7,555)	(315,346)
MSA Safety, Inc.	(17,064)	(896,372)
Multi-Color Corp.	(31,183)	(1,977,002)
Navigant Consulting, Inc.*	(33,986)	(548,874)
On Assignment, Inc.*	(18,043)	(666,689)
Team, Inc.*	(12,801)	(317,849)
Tetra Tech, Inc.	(4,607)	(141,642)
Transunion*	(116,227)	(3,886,631)
Viad Corp.	(14,391)	(446,121)
WageWorks, Inc.*	(103,027)	(6,162,045)

		(28,076,028)

Consumer Durables & Apparel — (2.4)%
Brunswick Corp.	(39,173)	(1,775,320)
CalAtlantic Group, Inc.	(217,260)	(7,975,615)
Callaway Golf Co.	(85,433)	(872,271)
Crocs, Inc.*	(192,957)	(2,176,555)
Gopro, Inc., Class A*	(30,417)	(328,808)
Hanesbrands, Inc.	(183,646)	(4,615,024)
Mohawk Industries, Inc.*	(12,008)	(2,278,638)
Oxford Industries, Inc.	(14,178)	(802,758)
Polaris Industries, Inc.	(3,816)	(311,996)
PulteGroup, Inc.	(310,304)	(6,047,825)
Tempur-Pedic International, Inc.*	(100)	(5,532)
Tumi Holdings, Inc.*	(13,279)	(355,080)
Under Armour, Inc., Class A*	(197,489)	(7,925,234)
Whirlpool Corp.	(3,514)	(585,573)
Wolverine World Wide, Inc.	(5,658)	(114,971)

		(36,171,200)

Consumer Services — (4.0)%
Apollo Education Group, Inc.*	(43,280)	(394,714)
Belmond Ltd., Class A (Bermuda)*	(47,122)	(466,508)
Carnival Corp. (Panama)	(23,031)	(1,017,970)
Chipotle Mexican Grill, Inc.*	(22,836)	(9,197,427)
Chuy’s Holdings, Inc.*	(5,304)	(183,571)
Dave & Buster’s Entertainment, Inc.*	(19,703)	(921,903)
Eldorado Resorts, Inc.*	(24,664)	(374,769)
Fiesta Restaurant Group, Inc.*	(128,358)	(2,799,488)
Grand Canyon Education, Inc.*	(60,850)	(2,429,132)
Habit Restaurants, Inc. (The), Class A*	(15,151)	(248,173)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Houghton Mifflin Harcourt Co.*	(4,187)	$(65,443)
International Speedway Corp., Class A	(3,748)	(125,371)
Las Vegas Sands Corp.	(11,113)	(483,304)
LifeLock, Inc.*	(153,897)	(2,433,112)
MGM Resorts International*	(130,125)	(2,944,729)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(201,268)	(8,018,517)
Red Robin Gourmet Burgers, Inc.*	(112,063)	(5,315,148)
Royal Caribbean Cruises Ltd. (Liberia)	(33,242)	(2,232,200)
SeaWorld Entertainment, Inc.	(192,561)	(2,759,399)
Shake Shack, Inc., Class A*	(65,389)	(2,382,121)
Six Flags Entertainment Corp.	(22,810)	(1,321,840)
Texas Roadhouse, Inc.	(68,167)	(3,108,415)
Wendy’s Co. (The)	(19,433)	(186,945)
Wynn Resorts Ltd.	(101,302)	(9,182,013)
Zoe’s Kitchen, Inc.*	(54,835)	(1,988,865)

		(60,581,077)

Energy — (5.0)%
Alon USA Energy, Inc.	(27,355)	(177,260)
Bristow Group, Inc.	(155,360)	(1,772,658)
Cameco Corp. (Canada)	(45,513)	(499,278)
Cheniere Energy, Inc.*	(201,793)	(7,577,327)
Chevron Corp.	(73,999)	(7,757,315)
Core Laboratories NV (Netherlands)	(2,991)	(370,555)
CVR Energy, Inc.	(754)	(11,687)
Dorian LPG Ltd. (Marshall Islands)*	(88,057)	(620,802)
Fairmount Santrol Holdings, Inc.*	(70,296)	(541,982)
Forum Energy Technologies, Inc.*	(2,433)	(42,115)
Gener8 Maritime, Inc. (Marshall Islands)*	(55,395)	(354,528)
Green Plains, Inc.	(194,567)	(3,836,861)
Halliburton Co.	(6,594)	(298,642)
Helix Energy Solutions Group, Inc.*	(212,748)	(1,438,176)
Helmerich & Payne, Inc.	(25,530)	(1,713,829)
HollyFrontier Corp.	(9,817)	(233,350)
Marathon Petroleum Corp.	(270,128)	(10,254,059)
Nabors Industries, Ltd. (Bermuda)	(94,242)	(947,132)
Noble Corp. PLC (United Kingdom)	(25,928)	(213,647)
Occidental Petroleum Corp.	(8,865)	(669,839)
Oil States International, Inc.*	(5,372)	(176,631)
Patterson-UTI Energy, Inc.	(416,910)	(8,888,521)
Pembina Pipeline Corp. (Canada)	(1,369)	(41,535)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Precision Drilling Corp. (Canada)	(56,603)	$(299,996)
RPC, Inc.*	(8,635)	(134,102)
Schlumberger Ltd.	(14,633)	(1,157,178)
SEACOR Holdings, Inc.*	(56,127)	(3,252,560)
SemGroup Corp., Class A	(8,187)	(266,569)
Spectra Energy Corp.	(3,819)	(139,890)
Suncor Energy, Inc. (Canada)	(357,042)	(9,900,775)
Teekay Tankers Ltd., Class A (Marshall Islands)	(364,163)	(1,085,206)
Unit Corp.*	(136,474)	(2,123,535)
US Silica Holdings, Inc.	(287,652)	(9,915,364)
Weatherford International PLC*	(26,748)	(148,451)
Western Refining, Inc.	(5,152)	(106,286)

		(76,967,641)

Food & Staples Retailing — (0.7)%
Casey’s General Stores, Inc.	(9,631)	(1,266,573)
Costco Wholesale Corp.	(42,171)	(6,622,534)
Performance Food Group Co.*	(49,457)	(1,330,888)
Rite Aid Corp.*	(100,684)	(754,123)
Smart & Final Stores, Inc.*	(86,333)	(1,285,498)

		(11,259,616)

Food, Beverage & Tobacco — (3.2)%
Archer-Daniels-Midland Co.	(4,748)	(203,642)
B&G Foods, Inc.	(76,365)	(3,680,793)
Boston Beer Co., Inc. (The), Class A*	(4,833)	(826,588)
Calavo Growers, Inc.	(10,138)	(679,246)
Coca-Cola Bottling Co. Consolidated	(36,336)	(5,358,470)
Darling Ingredients, Inc.*	(145,037)	(2,161,051)
J&J Snack Foods Corp.	(13,569)	(1,618,375)
John B Sanfilippo & Son, Inc.	(1,864)	(79,462)
McCormick & Co., Inc., non-voting shares	(359)	(38,295)
Mead Johnson Nutrition Co.	(7,351)	(667,103)
MGP Ingredients, Inc.	(2,776)	(106,126)
National Beverage Corp.*	(9,628)	(604,735)
Philip Morris International, Inc.	(101,854)	(10,360,589)
Pinnacle Foods, Inc.	(32,654)	(1,511,554)
Sanderson Farms, Inc.	(37,596)	(3,257,317)
Snyders-Lance, Inc.	(98,998)	(3,355,042)
TreeHouse Foods, Inc.*	(78,077)	(8,014,604)
WhiteWave Foods Co. (The)*	(132,952)	(6,240,767)

		(48,763,759)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (5.6)%
Acadia Healthcare Co., Inc.*	(136,767)	$(7,576,892)
Air Methods Corp*	(130,546)	(4,677,463)
athenahealth, Inc.*	(70,519)	(9,732,327)
AtriCure, Inc.*	(5,549)	(78,407)
Capital Senior Living Corp.*	(57,219)	(1,011,060)
Cardiovascular Systems, Inc.*	(6,747)	(123,976)
Cerus Corp.*	(444,878)	(2,776,039)
DENTSPLY SIRONA, Inc.	(38,410)	(2,382,956)
Diplomat Pharmacy, Inc.*	(8,767)	(306,845)
Endologix, Inc.*	(474,797)	(5,915,971)
Ensign Group, Inc. (The)	(139,880)	(2,938,879)
Envision Healthcare Holdings, Inc.*	(64,323)	(1,631,874)
Evolent Health, Inc., Class A*	(77,263)	(1,483,450)
ExamWorks Group, Inc.*	(43,300)	(1,509,005)
Greatbatch, Inc.*	(11,720)	(362,500)
HeartWare International, Inc.*	(5,913)	(341,476)
Henry Schein, Inc.*	(25,491)	(4,506,809)
Insulet Corp.*	(19,755)	(597,391)
K2M Group Holdings, Inc.*	(74,111)	(1,150,203)
LDR Holding Corp.*	(93,001)	(3,436,387)
LifePoint Hospitals, Inc.*	(47,399)	(3,098,473)
Medidata Solutions, Inc.*	(105,337)	(4,937,145)
Nevro Corp.*	(85,326)	(6,293,646)
Novadaq Technologies, Inc. (Canada)*	(105,828)	(1,041,348)
Novocure Ltd. (Jersey)*	(5,502)	(64,208)
Omnicell, Inc.*	(4,572)	(156,500)
PharMerica Corp.*	(73,759)	(1,818,897)
Quidel Corp.*	(1,601)	(28,594)
Spectranetics Corp. (The)*	(165,757)	(3,101,313)
Steris PLC (United Kingdom)	(24,411)	(1,678,256)
Surgical Care Affiliates, Inc.*	(71,032)	(3,386,095)
Wright Medical Group NV (Netherlands)*	(240,678)	(4,180,577)
Zeltiq Aesthetics, Inc.*	(90,326)	(2,468,609)

		(84,793,571)

Household & Personal Products — (0.5)%
Central Garden & Pet Co., Class A*	(88,361)	(1,918,317)
Colgate-Palmolive Co.	(4,788)	(350,482)
Coty, Inc., Class A	(43,348)	(1,126,614)
Revlon, Inc., Class A*	(3,481)	(112,019)
Spectrum Brands Holdings, Inc.	(26,219)	(3,128,189)
WD-40 Co.	(9,044)	(1,062,218)

		(7,697,839)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (4.0)%
Air Products & Chemicals, Inc.	(30,719)	$(4,363,327)
Axiall Corp.	(6,384)	(208,182)
Balchem Corp.	(25,630)	(1,528,830)
Ball Corp.	(18,059)	(1,305,485)
Bemis Co., Inc.	(519)	(26,723)
Berry Plastics Group, Inc.*	(83,849)	(3,257,534)
Boise Cascade Co.*	(33,830)	(776,398)
Calgon Carbon Corp.	(320)	(4,208)
CF Industries Holdings, Inc.	(254,569)	(6,135,113)
Chemtura Corp.*	(410)	(10,816)
Domtar Corp.	(60,685)	(2,124,582)
Eastman Chemical Co.	(4,616)	(313,426)
EI du Pont de Nemours & Co.	(5,840)	(378,432)
Flotek Industries, Inc.*	(113,262)	(1,495,058)
FutureFuel Corp.	(659)	(7,170)
Graphic Packaging Holding Co.	(526,465)	(6,601,871)
Huntsman Corp.	(10,733)	(144,359)
Ingevity Corp.*	(7,910)	(269,256)
Innospec, Inc.	(187)	(8,600)
Kraton Performance Polymers, Inc.*	(72,013)	(2,011,323)
Kronos Worldwide, Inc.	(47,533)	(249,548)
Methanex Corp. (Canada)	(16,157)	(470,169)
Monsanto Co.	(16,094)	(1,664,281)
Neenah Paper, Inc.	(480)	(34,738)
Olin Corp.	(378,166)	(9,393,643)
PH Glatfelter Co.	(501)	(9,800)
Platform Specialty Products Corp.*	(563,435)	(5,003,303)
PolyOne Corp.	(200)	(7,048)
Potash Corp. of Saskatchewan, Inc. (Canada)	(10,076)	(163,634)
Scotts Miracle-Gro Co. (The), Class A	(65,731)	(4,595,254)
Sealed Air Corp.	(81,439)	(3,743,751)
Sensient Technologies Corp.	(7,164)	(508,931)
Stepan Co.	(4,467)	(265,920)
Summit Materials, Inc., Class A*	(103,519)	(2,117,999)
Valspar Corp. (The)	(16,165)	(1,746,305)
Westlake Chemical Corp.	(1,426)	(61,204)

		(61,006,221)

Media — (2.0)%
AMC Entertainment Holdings, Inc., Class A	(19,684)	(543,475)
Cable One, Inc.	(3,497)	(1,788,401)
Charter Communications, Inc., Class A*	(35,355)	(8,083,567)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Clear Channel Outdoor Holdings, Inc., Class A	(36)	$(224)
EW Scripps Co. (The), Class A*	(166,074)	(2,630,612)
Global Eagle Entertainment, Inc.*	(167,419)	(1,111,662)
Gray Television, Inc.*	(110,046)	(1,193,999)
John Wiley & Sons, Inc.	(10,102)	(527,122)
Live Nation Entertainment, Inc.*	(264,362)	(6,212,507)
National CineMedia, Inc.	(103,374)	(1,600,230)
Thomson Reuters Corp. (Canada)	(150,468)	(6,081,917)
World Wrestling Entertainment, Inc., Class A	(801)	(14,746)

		(29,788,462)

Pharmaceuticals, Biotechnology & Life Sciences — (4.1)%
Accelerate Diagnostics, Inc.*	(50,443)	(725,875)
Aduro Biotech, Inc.*	(5,226)	(59,106)
Aerie Pharmaceuticals, Inc.*	(7,233)	(127,301)
Aimmune Therapeutics, Inc.*	(117)	(1,266)
Albany Molecular Research, Inc.*	(135,114)	(1,815,932)
Alnylam Pharmaceuticals, Inc.*	(5,666)	(314,406)
Atara Biotherapeutics, Inc.*	(6,117)	(137,694)
Bio-Rad Laboratories, Inc., Class A*	(6,575)	(940,356)
Bio-Techne Corp.	(10,085)	(1,137,285)
Bluebird Bio, Inc.*	(30,105)	(1,303,245)
Cambrex Corp.*	(16,758)	(866,891)
Cempra, Inc.*	(163,902)	(2,702,744)
Coherus Biosciences, Inc.*	(83,085)	(1,403,306)
Dermira, Inc.*	(83,703)	(2,448,313)
Dynavax Technologies Corp.*	(160,781)	(2,344,187)
Epizyme, Inc.*	(22,613)	(231,557)
Exact Sciences Corp.*	(113,187)	(1,386,541)
Foundation Medicine, Inc.*	(17,022)	(317,630)
Heron Therapeutics, Inc.*	(16,334)	(294,829)
Illumina, Inc.*	(24,800)	(3,481,424)
Insmed, Inc.*	(170,254)	(1,678,704)
Intercept Pharmaceuticals, Inc.*	(712)	(101,588)
Intra-Cellular Therapies, Inc.*	(81,966)	(3,181,920)
MacroGenics, Inc.*	(101,021)	(2,726,557)
Medicines Co. (The)*	(163,892)	(5,511,688)
Momenta Pharmaceuticals, Inc.*	(135,335)	(1,461,618)
Nektar Therapeutics*	(27,778)	(395,281)
NeoGenomics, Inc.*	(43,463)	(349,442)
Novavax, Inc.*	(173,973)	(1,264,784)
Ophthotech Corp.*	(745)	(38,017)
OPKO Health, Inc.*	(1)	(9)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pacific Biosciences of California, Inc.*	(561,618)	$(3,950,983)
Phibro Animal Health Corp., Class A	(1,077)	(20,097)
Portola Pharmaceuticals, Inc.*	(102,351)	(2,415,484)
Prothena Corp. PLC (Ireland)*	(3,351)	(117,151)
Puma Biotechnology, Inc.*	(8,645)	(257,535)
Qiagen NV (Netherlands)*	(193,013)	(4,209,614)
Relypsa, Inc.*	(218,919)	(4,050,002)
Revance Therapeutics, Inc.*	(29,590)	(402,424)
Sage Therapeutics, Inc.*	(885)	(26,665)
Sarepta Therapeutics, Inc.*	(75,195)	(1,433,969)
TESARO, Inc.*	(17,854)	(1,500,629)
TherapeuticsMD, Inc.*	(252,647)	(2,147,500)
Theravance Biopharma, Inc. (Cayman Islands)*	(117,533)	(2,666,824)

		(61,948,373)

Retailing — (2.5)%
Advance Auto Parts, Inc.	(5,041)	(814,777)
Ascena Retail Group, Inc.*	(496,216)	(3,468,550)
Burlington Stores, Inc.*	(1,086)	(72,447)
CST Brands, Inc.	(100,139)	(4,313,988)
Dick’s Sporting Goods, Inc.	(13,095)	(590,061)
DSW, Inc., Class A	(120,175)	(2,545,306)
Five Below, Inc.*	(88,999)	(4,130,444)
Fred’s, Inc., Class A	(2,379)	(38,326)
Gamestop Corp., Class A	(27,741)	(737,356)
Groupon, Inc.*	(656,978)	(2,135,178)
Guess?, Inc.	(58,377)	(878,574)
JC Penney Co., Inc.*	(10,346)	(91,872)
LKQ Corp.*	(42,395)	(1,343,922)
Murphy USA, Inc.*	(4,197)	(311,249)
Office Depot, Inc.*	(191,845)	(635,007)
Select Comfort Corp.*	(58,958)	(1,260,522)
Tailored Brands, Inc.	(82,135)	(1,039,829)
Tractor Supply Co.	(75,312)	(6,866,948)
Ulta Salon Cosmetics & Fragrance, Inc.*	(14,790)	(3,603,436)
Wayfair, Inc., Class A*	(79,824)	(3,113,136)

		(37,990,928)

Semiconductors & Semiconductor Equipment — (2.1)%
Advanced Micro Devices, Inc.*	(100,827)	(518,251)
Amkor Technology, Inc.*	(7,018)	(40,354)
Brooks Automation, Inc.	(54,848)	(615,395)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cavium, Inc.*	(96,921)	$(3,741,151)
Cree, Inc.*	(60,452)	(1,477,447)
Cypress Semiconductor Corp.	(505,156)	(5,329,396)
Diodes, Inc.*	(91,544)	(1,720,112)
Lattice Semiconductor Corp.*	(491,239)	(2,628,129)
MACOM Technology Solutions Holdings, Inc.*	(136,520)	(4,502,430)
Micron Technology, Inc.*	(683,174)	(9,400,474)
Ultratech, Inc.*	(55,187)	(1,267,645)
Veeco Instruments, Inc.*	(34,124)	(565,093)

		(31,805,877)

Software & Services — (5.6)%
2U, Inc.*	(184,296)	(5,420,145)
Acxiom Corp.*	(182,681)	(4,017,155)
Alliance Data Systems Corp.*	(51,607)	(10,110,843)
Autodesk, Inc.*	(77,786)	(4,211,334)
Benefitfocus, Inc.*	(649)	(24,740)
Black Knight Financial Services, Inc., Class A*	(13,656)	(513,466)
Bottomline Technologies de, Inc.*	(98,006)	(2,110,069)
Box, Inc., Class A*	(69,593)	(719,592)
CACI International, Inc., Class A*	(23,183)	(2,095,975)
Callidus Software, Inc.*	(21,359)	(426,753)
DST Systems, Inc.	(571)	(66,482)
FireEye, Inc.*	(92,461)	(1,522,833)
First Data Corp., Class A*	(36,418)	(403,147)
Forrester Research, Inc.	(8,316)	(306,528)
Gartner, Inc.*	(9,342)	(910,004)
Gogo, Inc.*	(149,277)	(1,252,434)
Hortonworks, Inc.*	(34,502)	(368,826)
HubSpot, Inc.*	(62,297)	(2,704,936)
Imperva, Inc.*	(37,444)	(1,610,466)
inContact, Inc.*	(5,706)	(79,028)
Instructure, Inc.*	(344)	(6,536)
Interactive Intelligence Group, Inc.*	(10,568)	(433,182)
Marketo, Inc.*	(102,077)	(3,554,321)
MAXIMUS, Inc.	(47,772)	(2,645,136)
New Relic, Inc.*	(85,388)	(2,508,699)
Pandora Media, Inc.*	(398,673)	(4,963,479)
Perficient, Inc.*	(2,734)	(55,528)
Proofpoint, Inc.*	(59,309)	(3,741,805)
PROS Holdings, Inc.*	(95,914)	(1,671,781)
PTC, Inc.*	(2,256)	(84,780)
Q2 Holdings, Inc.*	(7,037)	(197,177)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Quotient Technology, Inc.*	(211)	$(2,829)
Rapid7, Inc.*	(9,994)	(125,724)
RingCentral, Inc., Class A*	(7,952)	(156,813)
Rovi Corp.*	(9,005)	(140,838)
Splunk, Inc.*	(103,772)	(5,622,367)
Square, Inc., Class A*	(196,698)	(1,780,117)
TeleTech Holdings, Inc.	(11,830)	(320,948)
TrueCar, Inc.*	(33,242)	(260,950)
Vantiv, Inc., Class A*	(70,967)	(4,016,732)
Varonis Systems, Inc.*	(807)	(19,384)
Verint Systems, Inc.*	(3,735)	(123,740)
Virtusa Corp.*	(17,010)	(491,249)
Workday, Inc., Class A*	(44,070)	(3,290,707)
Workiva, Inc.*	(3,945)	(53,889)
Xura, Inc.*	(4,171)	(101,897)
Zendesk, Inc.*	(191,538)	(5,052,772)
Zynga, Inc., Class A*	(1,941,500)	(4,834,335)

		(85,132,471)

Technology Hardware & Equipment — (3.7)%
Anixter International, Inc.*	(11,705)	(623,642)
Arris International PLC (United Kingdom)*	(223,485)	(4,684,246)
Avnet, Inc.	(9,268)	(375,447)
Badger Meter, Inc.	(13,687)	(999,562)
BlackBerry Ltd. (Canada)*	(57,611)	(386,570)
Celestica, Inc. (Canada)*	(45,339)	(421,653)
Ciena Corp.*	(36,148)	(677,775)
Cognex Corp.	(1,890)	(81,459)
CTS Corp.	(247)	(4,426)
Dolby Laboratories, Inc., Class A	(36,375)	(1,740,544)
EchoStar Corp., Class A*	(15,981)	(634,446)
Electronics For Imaging, Inc.*	(87,518)	(3,766,775)
ePlus, Inc.*	(4,201)	(343,600)
FEI Co.	(20,192)	(2,158,121)
Finisar Corp.*	(44,209)	(774,100)
II-VI, Inc.*	(17,027)	(319,426)
Infinera Corp.*	(120,088)	(1,354,593)
Ixia*	(2,812)	(27,614)
Jabil Circuit, Inc.	(479,111)	(8,849,180)
Littelfuse, Inc.	(16,470)	(1,946,589)
Motorola Solutions, Inc.	(6,943)	(458,030)
National Instruments Corp.	(25)	(685)
Nimble Storage, Inc.*	(94,055)	(748,678)
Palo Alto Networks, Inc.*	(12,738)	(1,562,188)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Pure Storage, Inc., Class A*	(120,550)	$(1,313,995)
Rofin-Sinar Technologies, Inc.*	(22,087)	(705,459)
ScanSource, Inc.*	(37,925)	(1,407,397)
Sierra Wireless, Inc. (Canada)*	(63,424)	(1,075,671)
Stratasys Ltd. (Israel)*	(26,565)	(608,073)
Trimble Navigation Ltd.*	(88,115)	(2,146,481)
Universal Display Corp.*	(47,822)	(3,242,332)
VeriFone Systems, Inc.*	(222,711)	(4,129,062)
ViaSat, Inc.*	(125,259)	(8,943,493)

		(56,511,312)

Telecommunication Services — (1.5)%
ATN International, Inc.	(8,261)	(642,788)
Cincinnati Bell, Inc.*	(366,808)	(1,676,313)
General Communication, Inc., Class A*	(11,400)	(180,120)
Iridium Communications, Inc.*	(384,008)	(3,409,991)
ORBCOMM, Inc.*	(83,728)	(833,094)
SBA Communications Corp., Class A*	(71,892)	(7,760,022)
T-Mobile US, Inc.*	(73,388)	(3,175,499)
United States Cellular Corp.*	(19,811)	(777,978)
Zayo Group Holdings, Inc.*	(135,127)	(3,774,097)

		(22,229,902)

Transportation — (3.2)%
Air Transport Services Group, Inc.*	(11,617)	(150,556)
American Airlines Group, Inc.	(113,571)	(3,215,195)
ArcBest Corp.	(12,124)	(197,015)
Atlas Air Worldwide Holdings, Inc.*	(48,805)	(2,021,503)
Genesee & Wyoming, Inc., Class A*	(37,239)	(2,195,239)
Kansas City Southern	(107,545)	(9,688,729)
Kirby Corp.*	(11,739)	(732,396)
Ryder System, Inc.	(52,818)	(3,229,292)
Saia, Inc.*	(36,603)	(920,199)
SkyWest, Inc.	(9,149)	(242,083)
Spirit Airlines, Inc.*	(207,884)	(9,327,755)
Virgin America, Inc.*	(228,201)	(12,827,178)
Werner Enterprises, Inc.	(1,049)	(24,095)
XPO Logistics, Inc.*	(128,167)	(3,365,665)

		(48,136,900)

TOTAL COMMON STOCK (Proceeds $923,778,744)		(914,304,447)

TOTAL SECURITIES SOLD SHORT - (60.1)%		(914,304,447)

(Proceeds $923,778,744)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2016

(Unaudited)

Value
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%	$604,496,308

NET ASSETS - 100.0%	$1,522,345,376

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2016, the market value of securities on loan was $283,588,205.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,723,325,540

Gross unrealized appreciation	$159,805,078
Gross unrealized depreciation	(50,977,103)

Net unrealized appreciation	$108,827,975

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

June 30, 2016

(Unaudited)

LONG POSITIONS — 143.5%	Number
COMMON STOCKS — 143.5%	of Shares	Value
Automobiles & Components — 0.7%
Goodyear Tire & Rubber Co. (The)†	1,944	$49,883
Harley-Davidson, Inc.(a)	1,024	46,387

		96,270

Capital Goods — 18.2%
Allegion PLC (Ireland)	338	23,467
Boeing Co. (The)(a)(b)	2,678	347,792
Caterpillar, Inc.(a)	125	9,476
Cummins, Inc.†(a)	1,245	139,988
Dover Corp.†	264	18,300
Eaton Corp. PLC (Ireland)†	1,319	78,784
Emerson Electric Co.†	4,409	229,973
Flowserve Corp.(a)	812	36,678
Fluor Corp.	1,017	50,118
Honeywell International, Inc.†(b)	1,931	224,614
Illinois Tool Works, Inc.†	1,357	141,345
Ingersoll-Rand PLC (Ireland)†	1,691	107,683
Jacobs Engineering Group, Inc.†*	892	44,431
L-3 Communications Holdings, Inc.†(b)	565	82,880
Masco Corp.†	2	62
PACCAR, Inc.†	1,106	57,368
Parker-Hannifin Corp.†(b)	771	83,307
Pentair PLC (Ireland)(a)	95	5,538
Quanta Services, Inc.†(b)*	982	22,704
Rockwell Automation, Inc.†	13	1,493
Snap-on, Inc.†	303	47,819
Stanley Black & Decker, Inc.(b)	955	106,215
Textron, Inc.†(b)	1,745	63,797
United Rentals, Inc.(b)*	608	40,797
United Technologies Corp.†(b)	4,946	507,212
WW Grainger, Inc.(a)	449	102,035

		2,573,876

Commercial & Professional Services — 1.1%
Cintas Corp.(a)(b)	566	55,542
Dun & Bradstreet Corp. (The)†(b)	218	26,561
Pitney Bowes, Inc.†	1,395	24,831
Robert Half International, Inc.†	959	36,595
Waste Management, Inc.†	262	17,363

		160,892

Consumer Durables & Apparel — 4.8%
Coach, Inc.(a)	1,543	62,862
Garmin Ltd. (Switzerland)	1,383	58,667
Hasbro, Inc.(b)	719	60,389
Leggett & Platt, Inc.(a)(b)	723	36,953

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mattel, Inc.(a)	2,170	$67,899
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)(b)*	1,216	60,168
PVH Corp.	494	46,550
Ralph Lauren Corp.†(b)	529	47,409
VF Corp.(a)(b)	2,572	158,152
Whirlpool Corp.†	500	83,320

		682,369

Consumer Services — 1.4%
Darden Restaurants, Inc.(b)	817	51,749
Marriott International, Inc., Class A(a)	86	5,716
McDonald’s Corp.†	20	2,407
Starwood Hotels & Resorts Worldwide, Inc.†	986	72,915
Wyndham Worldwide Corp.(a)	818	58,266

		191,053

Diversified Financials — 5.4%
Affiliated Managers Group, Inc.†*	316	44,483
BlackRock, Inc.†	723	247,649
CME Group, Inc.†	473	46,070
Franklin Resources, Inc.†	4,283	142,924
Invesco, Ltd. (Bermuda)†(b)	2,372	60,581
Legg Mason, Inc.†	782	23,061
Moody’s Corp.	8	750
NASDAQ, Inc.†(b)	926	59,884
T Rowe Price Group, Inc.†	1,813	132,295

		757,697

Energy — 3.5%
Baker Hughes, Inc.(b)	2,334	105,333
Diamond Offshore Drilling, Inc.(a)	827	20,121
FMC Technologies, Inc.†*	1,653	44,085
Helmerich & Payne, Inc.(a)	789	52,966
Murphy Oil Corp.(a)	918	29,146
National Oilwell Varco, Inc.(a)	2,755	92,706
Phillips 66(a)	55	4,364
Range Resources Corp.(a)	1,021	44,046
Schlumberger Ltd. (Curacao)†	508	40,173
Transocean Ltd. (Switzerland)(a)	2,361	28,072
Valero Energy Corp.	746	38,046

		499,058

Food & Staples Retailing — 6.5%
CVS Health Corp.†(b)	3,552	340,068
Sysco Corp.(a)	2,529	128,321

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.†	1,717	$142,975
Wal-Mart Stores, Inc.†	3,669	267,910
Whole Foods Market, Inc.(a)	1,251	40,057

		919,331

Food, Beverage & Tobacco — 5.7%
Altria Group, Inc.†(b)	831	57,306
Campbell Soup Co.(a)	1,763	117,292
ConAgra Foods, Inc.(b)	2,513	120,147
General Mills, Inc.†(a)	821	58,554
Hershey Co. (The)(a)	1,361	154,460
JM Smucker Co. (The)†(b)	722	110,040
Philip Morris International, Inc.†	74	7,527
Tyson Foods, Inc., Class A†	2,705	180,667

		805,993

Health Care Equipment & Services — 14.1%
Aetna, Inc.†	2,031	248,046
AmerisourceBergen Corp.	16	1,269
Anthem, Inc.†	1,401	184,007
Baxter International, Inc.†	3,485	157,592
Cardinal Health, Inc.†(b)	1,821	142,056
Centene Corp.†*	445	31,760
Cigna Corp.†(b)	1,519	194,417
DaVita HealthCare Partners, Inc.†*	9	696
Express Scripts Holding Co.†(b)*	3,709	281,142
HCA Holdings, Inc.†(a)*	2,175	167,497
Humana, Inc.†	385	69,254
Laboratory Corp. of America Holdings†*	539	70,216
McKesson Corp.†(b)	1,255	234,246
Patterson Cos., Inc.(a)	509	24,376
Quest Diagnostics, Inc.†	459	37,367
UnitedHealth Group, Inc.	68	9,602
Universal Health Services, Inc., Class B	108	14,483
Zimmer Biomet Holdings, Inc.†(b)	1,052	126,640

		1,994,666

Household & Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A(a)	1,495	136,075

Insurance — 1.2%
Aon PLC (United Kingdom)(b)	1,496	163,408

Materials — 9.8%
Alcoa, Inc.(a)	8,458	78,406

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Avery Dennison Corp.†	497	$37,151
Ball Corp.†	19	1,374
Dow Chemical Co. (The)†	5,656	281,160
Eastman Chemical Co.†	143	9,710
El du Pont de Nemours & Co.†	5,553	359,834
FMC Corp.(a)	790	36,585
International Flavors & Fragrances, Inc.(a)	141	17,776
International Paper Co.†	1,697	71,919
LyondellBasell Industries NV, Class A (Netherlands)†	2,026	150,775
Martin Marietta Materials, Inc.(a)	430	82,560
Nucor Corp.†	2,323	114,779
PPG Industries, Inc.†	976	101,650
Sherwin-Williams Co. (The)†	111	32,597

		1,376,276

Media — 5.6%
CBS Corp., Class B, non-voting shares(b)	2,591	141,054
Discovery Communications, Inc., Class A†(a)*	4,604	116,159
Interpublic Group of Cos., Inc. (The)†(b)	2,509	57,958
News Corp., Class A(b)	3,659	41,530
Omnicom Group, Inc.†	1,324	107,893
Scripps Networks Interactive, Inc., Class A(a)	228	14,198
TEGNA, Inc.†(a)	1,590	36,840
Twenty-First Century Fox, Inc., Class A(b)	10,063	272,204

		787,836

Pharmaceuticals, Biotechnology & Life Sciences — 12.4%
AbbVie, Inc.†	3,274	202,693
Amgen, Inc.†	1,909	290,454
Biogen, Inc.†(b)*	1,222	295,504
Endo International PLC (Ireland)*	571	8,902
Gilead Sciences, Inc.†(b)	5,185	432,533
Mallinckrodt PLC (Ireland)*	554	33,672
Merck & Co, Inc.†	3,609	207,914
Pfizer, Inc.†	7,806	274,849

		1,746,521

Real Estate — 0.0%
Weyerhaeuser Co., REIT†	1	30

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 12.5%
AutoNation, Inc.(a)*	581	$27,295
AutoZone, Inc.*	1	794
Bed Bath & Beyond, Inc.(a)	1,077	46,548
Best Buy Co., Inc.(a)	2,238	68,483
Dollar General Corp.†(b)	917	86,198
Dollar Tree, Inc.(b)*	895	84,345
Foot Locker, Inc.(a)	826	45,314
Gap, Inc. (The)(a)	2,622	55,639
Genuine Parts Co.†	775	78,469
Home Depot, Inc. (The)†(a)	1,181	150,802
Kohl’s Corp.(a)	1,128	42,774
L Brands, Inc.(a)(b)	1,748	117,343
Lowe’s Cos., Inc.	897	71,015
Macy’s, Inc.(b)	1,870	62,851
Nordstrom, Inc.(a)	1,046	39,800
Priceline Group, Inc. (The)†*	102	127,338
Ross Stores, Inc.†	2,141	121,373
Signet Jewelers, Ltd. (Bermuda)(a)	418	34,447
Staples, Inc.(b)	4,723	40,712
Target Corp.†	3,787	264,408
Tiffany & Co.(a)	768	46,572
TJX Cos., Inc. (The)†	1,618	124,958
Urban Outfitters, Inc.†*	855	23,512

		1,760,990

Semiconductors & Semiconductor Equipment — 9.9%
Analog Devices, Inc.†	1,124	63,663
Applied Materials, Inc.†(b)	3,259	78,118
Intel Corp.†	7,615	249,772
KLA-Tencor Corp.	361	26,443
Linear Technology Corp.†(a)	860	40,016
NVIDIA Corp.(a)	2,608	122,602
Qorvo, Inc.†(a)*	773	42,716
QUALCOMM, Inc.†(b)	7,031	376,651
Skyworks Solutions, Inc.	1,012	64,039
Texas Instruments, Inc.†	4,375	274,094
Xilinx, Inc.†(b)	1,432	66,058

		1,404,172

Software & Services — 9.5%
Accenture PLC, Class A (Ireland)(a)	238	26,963
CA, Inc.†	3,015	98,982
Citrix Systems, Inc.*	22	1,762
CSRA, Inc.†	869	20,361
eBay, Inc.†*	7,724	180,819

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	2,552	$387,343
Intuit, Inc.(a)	1,133	126,454
Microsoft Corp.†	1	51
Oracle Corp.†(a)(b)	6,432	263,262
Symantec Corp.†(a)	3,762	77,271
Teradata Corp.(a)*	945	23,691
VeriSign, Inc.(a)*	1	86
Western Union Co. (The)(a)	3,593	68,914
Xerox Corp.†	6,454	61,248

		1,337,207

Technology Hardware & Equipment — 11.9%
Amphenol Corp., Class A†	871	49,934
Apple, Inc.†(b)	3,904	373,222
Cisco Systems, Inc.†	13,687	392,680
Corning, Inc.†(b)	1,968	40,305
EMC Corp.†	971	26,382
F5 Networks, Inc.†(a)*	476	54,188
Harris Corp.†	749	62,497
Hewlett Packard Enterprise Co.†	11,687	213,521
HP, Inc.†	12,490	156,750
Juniper Networks, Inc.†	2,823	63,489
Motorola Solutions, Inc.†	9	594
NetApp, Inc.†	2,060	50,655
Seagate Technology PLC (Ireland)(a)	1,976	48,135
TE Connectivity Ltd. (Switzerland)†	1,083	61,850
Western Digital Corp.†	1,702	80,437

		1,674,639

Telecommunication Services — 3.1%
CenturyLink, Inc.(a)(b)	3,100	89,931
Verizon Communications, Inc.†	6,204	346,431

		436,362

Transportation — 4.7%
Alaska Air Group, Inc.(a)	676	39,404
CH Robinson Worldwide, Inc.†	1,046	77,666
Delta Air Lines, Inc.†	5,639	205,429
Expeditors International of Washington, Inc.†	1,326	65,027
FedEx Corp.	3	455
Southwest Airlines Co.†(b)	4,569	179,150
United Continental Holdings, Inc.†*	2,479	101,738

		668,869

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.5%
AGL Resources, Inc.	615	$40,572
NRG Energy, Inc.(b)	1,821	27,297
WEC Energy Group, Inc.	138	9,011

		76,880

TOTAL COMMON STOCKS (Cost $19,282,468)		20,250,470

TOTAL LONG POSITIONS — 143.5%		20,250,470

(Cost $19,282,468)**

SHORT POSITIONS — (82.9)%
COMMON STOCKS — (82.9)%
Automobiles & Components — (1.1)%
Delphi Automotive PLC (Jersey)	(885)	(55,401)
Johnson Controls, Inc.	(2,172)	(96,133)

		(151,534)

Banks — (0.8)%
Bank of America Corp.	(3,150)	(41,800)
Citigroup, Inc.	(1,235)	(52,352)
JPMorgan Chase & Co.	(310)	(19,263)
People’s United Financial, Inc.	(81)	(1,187)
PNC Financial Services Group, Inc. (The)	(63)	(5,128)

		(119,730)

Capital Goods — (3.9)%
3M Co.	(101)	(17,687)
Acuity Brands, Inc.	(141)	(34,962)
Deere & Co.	(429)	(34,766)
Fastenal Co.	(733)	(32,538)
Fortune Brands Home & Security, Inc.	(425)	(24,637)
General Dynamics Corp.	(488)	(67,949)
Lockheed Martin Corp.	(491)	(121,851)
Northrop Grumman Corp.	(160)	(35,565)
Raytheon Co.	(952)	(129,424)
Rockwell Collins, Inc.	(464)	(39,505)
Xylem, Inc.	(361)	(16,119)

		(555,003)

Commercial & Professional Services — (1.5)%
Equifax, Inc.	(379)	(48,664)
Nielsen Holdings PLC (United Kingdom)	(1,114)	(57,895)
Republic Services, Inc.	(105)	(5,388)
Stericycle, Inc.*	(315)	(32,798)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Tyco International PLC (Ireland)	(1,312)	$(55,891)
Verisk Analytics, Inc.*	(72)	(5,838)

		(206,474)

Consumer Durables & Apparel — (2.2)%
DR Horton, Inc.	(1,211)	(38,122)
Hanesbrands, Inc.	(1,238)	(31,111)
Harman International Industries, Inc..	(268)	(19,248)
Mohawk Industries, Inc.*	(238)	(45,163)
Newell Brands, Inc.	(881)	(42,790)
NIKE, Inc., Class B	(729)	(40,241)
PulteGroup, Inc.	(1,465)	(28,553)
Under Armour, Inc., Class A*	(1,499)	(60,155)

		(305,383)

Consumer Services — (2.2)%
Carnival Corp. (Panama)	(2,251)	(99,494)
Chipotle Mexican Grill, Inc.*	(106)	(42,693)
Royal Caribbean Cruises Ltd. (Liberia)	(698)	(46,871)
Starbucks Corp.	(1,404)	(80,196)
Wynn Resorts Ltd.	(431)	(39,066)
Yum! Brands, Inc.	(51)	(4,229)

		(312,549)

Diversified Financials — (1.3)%
American Express Co.	(319)	(19,382)
Ameriprise Financial, Inc.	(167)	(15,005)
Bank of New York Mellon Corp. (The)	(63)	(2,448)
Goldman Sachs Group, Inc. (The)	(553)	(82,165)
Leucadia National Corp.	(805)	(13,951)
Morgan Stanley	(1,813)	(47,102)
Navient Corp.	(310)	(3,704)
State Street Corp.	(101)	(5,446)

		(189,203)

Energy — (13.0)%
Anadarko Petroleum Corp.	(1,770)	(94,252)
Apache Corp.	(1,144)	(63,686)
Cabot Oil & Gas Corp.	(1,863)	(47,954)
Chesapeake Energy Corp.*	(2,088)	(8,937)
Chevron Corp.	(2,231)	(233,876)
Cimarex Energy Co.	(399)	(47,609)
Concho Resources, Inc.*	(450)	(53,672)
ConocoPhillips	(3,449)	(150,376)
Devon Energy Corp.	(1,792)	(64,960)
EOG Resources, Inc.	(1,665)	(138,894)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
EQT Corp.	(680)	$(52,652)
Exxon Mobil Corp.	(2,350)	(220,289)
Hess Corp.	(1,311)	(78,791)
Kinder Morgan, Inc.	(453)	(8,480)
Marathon Oil Corp.	(2,613)	(39,221)
Marathon Petroleum Corp.	(1,942)	(73,718)
Newfield Exploration Co.*	(747)	(33,002)
Noble Energy, Inc.	(780)	(27,979)
Occidental Petroleum Corp.	(2,646)	(199,932)
Pioneer Natural Resources Co.	(269)	(40,675)
Southwestern Energy Co.*	(1,648)	(20,732)
Spectra Energy Corp.	(2,895)	(106,044)
Tesoro Corp.	(387)	(28,994)

		(1,834,725)

Food & Staples Retailing — (2.2)%
Costco Wholesale Corp.	(1,311)	(205,879)
Kroger Co. (The)	(2,903)	(106,801)

		(312,680)

Food, Beverage & Tobacco — (6.7)%
Archer-Daniels-Midland Co.	(1,777)	(76,216)
Coca-Cola Co. (The)	(5,241)	(237,575)
Constellation Brands, Inc., Class A	(628)	(103,871)
Dr Pepper Snapple Group, Inc.	(91)	(8,793)
Kellogg Co.	(1,024)	(83,610)
Kraft Heinz Co. (The)	(115)	(10,175)
McCormick & Co., Inc., non-voting shares	(238)	(25,387)
Mead Johnson Nutrition Co.	(580)	(52,635)
Molson Coors Brewing Co., Class B	(693)	(70,083)
Mondelez International, Inc., Class A	(703)	(31,994)
Monster Beverage Corp.*	(604)	(97,069)
PepsiCo, Inc.	(1,382)	(146,409)

		(943,817)

Health Care Equipment & Services — (6.3)%
Abbott Laboratories	(1,544)	(60,695)
Becton Dickinson and Co.	(604)	(102,432)
Boston Scientific Corp.*	(4,753)	(111,078)
Cerner Corp.*	(1,487)	(87,138)
CR Bard, Inc.	(227)	(53,381)
DENTSPLY SIRONA, Inc.	(753)	(46,716)
Edwards Lifesciences Corp.*	(751)	(74,897)
Henry Schein, Inc.*	(265)	(46,852)
Hologic, Inc.*	(989)	(34,219)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Intuitive Surgical, Inc.*	(99)	$(65,480)
Medtronic PLC (Ireland)	(625)	(54,231)
St Jude Medical, Inc.	(855)	(66,690)
Stryker Corp.	(490)	(58,717)
Varian Medical Systems, Inc.*	(295)	(24,258)

		(886,784)

Household & Personal Products — (1.5)%
Clorox Co. (The)	(395)	(54,664)
Colgate-Palmolive Co.	(1,074)	(78,617)
Kimberly-Clark Corp.	(379)	(52,105)
Procter & Gamble Co. (The)	(277)	(23,454)

		(208,840)

Insurance — (2.6)%
Allstate Corp. (The)	(253)	(17,697)
American International Group, Inc.	(1,469)	(77,695)
Arthur J Gallagher & Co.	(546)	(25,990)
Assurant, Inc.	(189)	(16,313)
Hartford Financial Services Group, Inc. (The)	(265)	(11,761)
Lincoln National Corp.	(16)	(620)
Loews Corp.	(356)	(14,628)
Marsh & McLennan Cos., Inc.	(1,609)	(110,152)
MetLife, Inc.	(64)	(2,549)
Prudential Financial, Inc.	(218)	(15,552)
Travelers Cos, Inc. (The)	(136)	(16,189)
Willis Towers Watson PLC (Ireland)	(447)	(55,567)

		(364,713)

Materials — (5.2)%
Air Products & Chemicals, Inc.	(706)	(100,280)
CF Industries Holdings, Inc.	(987)	(23,787)
Ecolab, Inc.	(926)	(109,824)
Freeport-McMoRan, Inc.	(5,298)	(59,020)
Monsanto Co.	(1,345)	(139,086)
Mosaic Co. (The)	(1,131)	(29,610)
Newmont Mining Corp.	(1,637)	(64,039)
Owens-Illinois, Inc.*	(12)	(216)
Praxair, Inc.	(879)	(98,791)
Sealed Air Corp.	(622)	(28,593)
Vulcan Materials Co.	(422)	(50,792)
WestRock Co.	(832)	(32,340)

		(736,378)

Media — (0.3)%
Viacom, Inc., Class B	(1,197)	(49,640)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (9.0)%
Agilent Technologies, Inc.	(285)	$(12,643)
Alexion Pharmaceuticals, Inc.*	(848)	(99,012)
Allergan PLC (Ireland)*	(484)	(111,848)
Bristol-Myers Squibb Co.	(2,287)	(168,209)
Eli Lilly & Co.	(3,228)	(254,205)
Illumina, Inc.*	(623)	(87,457)
Johnson & Johnson	(584)	(70,839)
Mylan NV (Netherlands)*	(1,548)	(66,936)
PerkinElmer, Inc.	(337)	(17,666)
Perrigo Co. PLC (Ireland)	(472)	(42,796)
Regeneron Pharmaceuticals, Inc.*	(364)	(127,120)
Thermo Fisher Scientific, Inc.	(422)	(62,355)
Vertex Pharmaceuticals, Inc.*	(1,024)	(88,084)
Zoetis, Inc.	(1,342)	(63,691)

		(1,272,861)

Real Estate — (5.3)%
American Tower Corp., REIT	(1,418)	(161,099)
Apartment Investment & Management Co., Class A, REIT	(163)	(7,198)
Crown Castle International Corp., REIT	(1,353)	(137,235)
Equinix, Inc., REIT	(242)	(93,831)
Equity Residential, REIT	(697)	(48,009)
HCP, Inc., REIT	(276)	(9,765)
Iron Mountain, Inc., REIT	(689)	(27,443)
Kimco Realty Corp., REIT	(667)	(20,930)
Macerich Co. (The), REIT	(430)	(36,718)
Public Storage, REIT	(599)	(153,098)
Realty Income Corp., REIT	(29)	(2,011)
UDR, Inc., REIT	(807)	(29,794)
Ventas, Inc., REIT	(36)	(2,622)
Vornado Realty Trust, REIT	(142)	(14,217)

		(743,970)

Retailing — (4.0)%
Advance Auto Parts, Inc.	(226)	(36,528)
Amazon.com, Inc.*	(216)	(154,574)
Expedia, Inc.	(655)	(69,626)
LKQ Corp.*	(945)	(29,956)
Netflix, Inc.*	(1,810)	(165,579)
Tractor Supply Co.	(565)	(51,517)
TripAdvisor, Inc.*	(617)	(39,673)
Ulta Salon Cosmetics & Fragrance, Inc.*	(57)	(13,887)

		(561,340)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (2.0)%
Broadcom Ltd. (Singapore)	(1,090)	$(169,386)
First Solar, Inc.*	(79)	(3,830)
Lam Research Corp.	(554)	(46,569)
Micron Technology, Inc.*	(4,388)	(60,379)

		(280,164)

Software & Services — (5.3)%
Activision Blizzard, Inc.	(476)	(18,864)
Adobe Systems, Inc.*	(1,341)	(128,454)
Akamai Technologies, Inc.*	(38)	(2,125)
Alliance Data Systems Corp.*	(250)	(48,980)
Alphabet, Inc., Class A*	(51)	(35,880)
Autodesk, Inc.*	(951)	(51,487)
Electronic Arts, Inc.*	(118)	(8,940)
Facebook, Inc., Class A*	(649)	(74,168)
Fidelity National Information Services, Inc.	(457)	(33,672)
Fiserv, Inc.*	(95)	(10,329)
Global Payments, Inc.	(399)	(28,481)
Paychex, Inc.	(85)	(5,058)
PayPal Holdings, Inc.*	(590)	(21,541)
Red Hat, Inc.*	(767)	(55,684)
salesforce.com inc*	(2,494)	(198,049)
Total System Services, Inc.	(504)	(26,767)

		(748,479)

Telecommunication Services — (0.6)%
Frontier Communications Corp.	(2,106)	(10,404)
Level 3 Communications, Inc.*	(1,447)	(74,506)

		(84,910)

Transportation — (1.3)%
American Airlines Group, Inc.	(1,941)	(54,950)
CSX Corp.	(1,866)	(48,665)
Kansas City Southern	(457)	(41,171)
Norfolk Southern Corp.	(153)	(13,025)
Ryder System, Inc.	(228)	(13,940)
Union Pacific Corp.	(197)	(17,188)

		(188,939)

Utilities — (4.6)%
Ameren Corp.	(58)	(3,108)
American Electric Power Co., Inc.	(474)	(33,223)
CenterPoint Energy, Inc.	(215)	(5,160)
CMS Energy Corp.	(57)	(2,614)
Consolidated Edison, Inc.	(67)	(5,389)
Dominion Resources, Inc.	(924)	(72,007)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Edison International	(393)	$(30,524)
Entergy Corp.	(484)	(39,373)
Eversource Energy	(557)	(33,364)
Exelon Corp.	(2,294)	(83,410)
NextEra Energy, Inc.	(658)	(85,803)
NiSource, Inc.	(790)	(20,951)
PG&E Corp.	(527)	(33,686)
Pinnacle West Capital Corp.	(137)	(11,105)
PPL Corp.	(29)	(1,095)
Public Service Enterprise Group, Inc.	(707)	(32,953)
SCANA Corp.	(288)	(21,790)
Southern Co. (The)	(1,598)	(85,701)
Xcel Energy, Inc.	(999)	(44,735)

		(645,991)

TOTAL COMMON STOCK (Proceeds $11,977,803)		(11,704,107)

TOTAL SECURITIES SOLD SHORT - (82.9)%		(11,704,107)

(Proceeds $11,977,803)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.4%		5,564,049

NET ASSETS - 100.0%		$14,110,412

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2016, the market value of securities on loan was $3,159,764.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$19,282,468

Gross unrealized appreciation	$1,767,539
Gross unrealized depreciation	(799,537)

Net unrealized appreciation	$968,002

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
LONG POSITIONS — 170.4%
COMMON STOCKS — 170.4%
Automobiles & Components — 2.8%
American Axle & Manufacturing Holdings, Inc.†*	165,347	$2,394,225
BorgWarner, Inc.(a)	46,820	1,382,126
Cooper Tire & Rubber Co.(a)	23,694	706,555
Cooper-Standard Holding, Inc.†*	11,257	889,190
Dorman Products, Inc.*	27	1,544
Ford Motor Co.†	371,361	4,668,008
General Motors Co.†	204,594	5,790,010
Gentex Corp.†(a)	90,184	1,393,343
Goodyear Tire & Rubber Co. (The)†	16,495	423,262
Harley-Davidson, Inc.(a)	64,802	2,935,531
Lear Corp.†(b)	27,797	2,828,623
Motorcar Parts of America, Inc.*	140	3,805
Superior Industries International, Inc.†	17,006	455,421
Thor Industries, Inc.†(a)	9,930	642,868
Tower International, Inc.†	17,392	357,927
Visteon Corp.†	23,257	1,530,543
Winnebago Industries, Inc.	3,303	75,705

		26,478,686

Capital Goods — 20.4%
3M Co.†	10,331	1,809,165
AAR Corp.	240	5,602
Advanced Drainage Systems, Inc.(a)	26,918	736,746
Aegion Corp.†*	48,328	942,879
Air Lease Corp.	3,660	98,015
Allegion PLC (Ireland)†	35,213	2,444,839
American Railcar Industries, Inc.	14,686	579,656
American Woodmark Corp.†*	18,387	1,220,529
AMETEK, Inc.†(a)	82,248	3,802,325
AO Smith Corp.	811	71,457
Apogee Enterprises, Inc.(a)(b)	27,601	1,279,306
Argan, Inc.	3,685	153,738
Astec Industries, Inc.	1,186	66,594
AZZ, Inc.	2,996	179,700
Barnes Group, Inc.	4,215	139,601
Boeing Co. (The)(a)	104,297	13,545,051
Briggs & Stratton Corp.	6,334	134,154
BWX Technologies, Inc.(b)	17,894	640,068
CAE, Inc. (Canada)	5,755	69,578
Carlisle Cos, Inc.†(b)	38,016	4,017,531
Chart Industries, Inc.†*	102,096	2,463,576

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Chicago Bridge & Iron Co. NV (Netherlands)†(a)	55,443	$1,919,991
CIRCOR International, Inc.(a)	10,740	612,073
CLARCOR, Inc.	2,309	140,456
Colfax Corp.*	6,849	181,225
Comfort Systems USA, Inc.†	8,903	289,971
Continental Building Products, Inc.†*	98,937	2,199,370
Cummins, Inc.†	63,139	7,099,349
Curtiss-Wright Corp.(a)	2,146	180,800
Deere & Co.(a)	19,939	1,615,857
Dover Corp.†(b)	47,143	3,267,953
Emerson Electric Co.†(a)(b)	240,335	12,535,874
Encore Wire Corp.(a)	5,331	198,740
EnerSys, Inc.	10,790	641,681
Engility Holdings, Inc.*	1,114	23,528
Federal Signal Corp.†	66,762	859,895
Flowserve Corp.†(a)	79,462	3,589,299
Fluor Corp.†	61,116	3,011,796
Gibraltar Industries, Inc.†(a)*	52,770	1,665,949
Global Brass & Copper Holdings, Inc.	14,839	404,956
Gorman-Rupp Co. (The)	1,593	43,664
H&E Equipment Services, Inc.	45	856
HD Supply Holdings, Inc.†(b)*	9,115	317,384
Hillenbrand, Inc.	4,655	139,836
Hubbell, Inc.†	5,475	577,448
Huntington Ingalls Industries, Inc.†(b)	12,673	2,129,444
Illinois Tool Works, Inc.†(b)	59,817	6,230,539
Jacobs Engineering Group, Inc.†(a)(b)*	66,598	3,317,246
Joy Global, Inc.(a)	297,511	6,289,383
KBR, Inc.†(b)	159,392	2,110,350
Kennametal, Inc.†	135,909	3,004,948
KLX, Inc.*	3,082	95,542
L-3 Communications Holdings, Inc.†(b)	28,247	4,143,552
Lydall, Inc.*	9,314	359,148
Manitowoc Co., Inc. (The)	20,379	111,066
Masco Corp.†	93,879	2,904,616
MRC Global, Inc.†*	394,023	5,599,067
Mueller Industries, Inc.†(a)	47,976	1,529,475
National Presto Industries, Inc.†	5,388	508,358
NCI Building Systems, Inc.†*	14,609	233,598
NOW, Inc.†(a)*	94,104	1,707,047
PACCAR, Inc.(a)	110,617	5,737,704
Parker-Hannifin Corp.†(a)(b)	64,749	6,996,129

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Patrick Industries, Inc.†*	9,830	$592,651
Quanta Services, Inc.†*	50,129	1,158,982
Regal Beloit Corp.(b)	5,408	297,710
Rexnord Corp.†*	27,930	548,266
Rockwell Automation, Inc.(a)	44,371	5,094,678
Roper Technologies, Inc.†(b)	22,432	3,826,002
Simpson Manufacturing Co., Inc.†	602	24,062
SiteOne Landscape Supply, Inc.*	509	17,301
Snap-on, Inc.	20,770	3,277,921
Spirit AeroSystems Holdings, Inc., Class A†*	57,002	2,451,086
SPX Corp.(b)	121,639	1,806,339
SPX FLOW, Inc.(b)*	48,177	1,255,974
Standex International Corp.(a)(b)	1,402	115,847
Stanley Black & Decker, Inc.†	54,832	6,098,415
Teledyne Technologies, Inc.†*	498	49,327
Textron, Inc.(b)	97,202	3,553,705
Thermon Group Holdings, Inc.†*	21,474	412,516
TransDigm Group, Inc.(a)*	4,928	1,299,464
Triumph Group, Inc.(a)	66,874	2,374,027
United Rentals, Inc.†(a)(b)*	104,610	7,019,331
United Technologies Corp.†(b)	159,647	16,371,800
USG Corp.(a)*	58,640	1,580,934
Valmont Industries, Inc.†	1,283	173,551
Veritiv Corp.(a)*	1,326	49,831
Wabash National Corp.†(a)*	246,655	3,132,519
WESCO International, Inc.(a)*	19,037	980,215
WW Grainger, Inc.(a)	11,970	2,720,182

		195,207,909

Commercial & Professional Services — 3.2%
ABM Industries, Inc.†	10,140	369,907
ACCO Brands Corp.(a)*	162,672	1,680,402
Advisory Board Co. (The)*	443	15,678
Cintas Corp.†(a)	48,339	4,743,506
Dun & Bradstreet Corp. (The)†	25,304	3,083,039
Essendant, Inc.	812	24,815
FTI Consulting, Inc.*	8,722	354,811
G&K Services, Inc., Class A†	11,989	917,998
Herman Miller, Inc.	5,591	167,115
Huron Consulting Group, Inc.†*	33,390	2,017,424
Insperity, Inc.	259	20,003
Kelly Services, Inc., Class A†	19,817	375,928
Korn/Ferry International†	54,601	1,130,241
Mistras Group, Inc.*	12,556	299,712

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Pitney Bowes, Inc.†	70,617	$1,256,983
Quad/Graphics, Inc.†	51,005	1,187,906
Republic Services, Inc.†(b)	43,205	2,216,849
Resources Connection, Inc.	1,105	16,332
Ritchie Bros Auctioneers, Inc. (Canada)†	4,792	161,874
Robert Half International, Inc.†	47,355	1,807,067
SP Plus Corp.*	663	14,971
Steelcase, Inc., Class A†	95,710	1,298,785
Stericycle, Inc.*	4,630	482,076
TrueBlue, Inc.†*	30,049	568,527
Tyco International PLC (Ireland)†	23,206	988,576
UniFirst Corp.†(a)	29,386	3,400,548
US Ecology, Inc.†(a)	32,374	1,487,585
Verisk Analytics, Inc.*	5,273	427,535

		30,516,193

Consumer Durables & Apparel — 7.4%
Cavco Industries, Inc.(a)*	9,608	900,270
Coach, Inc.(a)	98,864	4,027,719
Columbia Sportswear Co.	22,959	1,321,061
Deckers Outdoor Corp.(a)*	71,384	4,106,008
DR Horton, Inc.	13,876	436,816
Ethan Allen Interiors, Inc.	2,387	78,866
Fossil Group, Inc.(a)*	77,472	2,210,276
Garmin Ltd. (Switzerland)†	155,582	6,599,788
G-III Apparel Group Ltd.†(a)*	36,024	1,647,017
Harman International Industries, Inc.†	23,126	1,660,909
Hasbro, Inc.†(b)	46,709	3,923,089
Installed Building Products, Inc.*	758	27,508
iRobot Corp.(a)*	23,920	839,114
La-Z-Boy, Inc.(a)(b)	59,469	1,654,428
Leggett & Platt, Inc.†	1,206	61,639
LGI Homes, Inc.*	1,261	40,276
Mattel, Inc.†(a)	121,295	3,795,321
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)*	127,449	6,306,177
Movado Group, Inc.†	15,861	343,866
NIKE, Inc., Class B	66,462	3,668,702
NVR Inc.†*	1,265	2,252,130
PVH Corp.(b)	29,078	2,740,020
Ralph Lauren Corp.†(a)	29,909	2,680,445
Smith & Wesson Holding Corp.(a)*	58,775	1,597,504
Steven Madden Ltd.†(a)*	4,341	148,375
Sturm Ruger & Co., Inc.	691	44,231

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Toll Brothers, Inc.*	11,911	$320,525
TopBuild Corp.(b)*	77,702	2,812,812
TRI Pointe Group, Inc.(a)*	32,454	383,606
Tumi Holdings, Inc.(a)*	16,304	435,969
Tupperware Brands Corp.(a)	30,496	1,716,315
Vera Bradley, Inc.*	26,015	368,633
VF Corp.†(a)	151,055	9,288,372
Vista Outdoor, Inc.†*	26,052	1,243,462
Whirlpool Corp.†(b)	3,661	610,069

		70,291,318

Consumer Services — 6.6%
Bloomin’ Brands, Inc.(a)(b)	152,292	2,721,458
Bob Evans Farms, Inc.†	3,684	139,808
Bojangles’, Inc.*	31,176	528,433
Brinker International, Inc.†(a)	77,917	3,547,561
Buffalo Wild Wings, Inc.*	15,149	2,104,954
Capella Education Co.†	18,884	994,054
Cheesecake Factory, Inc. (The)(a)	19,491	938,297
ClubCorp. Holdings, Inc.(a)	26,545	345,085
Cracker Barrel Old Country Store, Inc.(a)	2,716	465,713
Darden Restaurants, Inc.†(b)	117,711	7,455,815
DeVry Education Group, Inc.†(a)	90,292	1,610,809
Diamond Resorts International, Inc.*	3,801	113,878
DineEquity, Inc.†(b)	36,530	3,097,013
Graham Holdings Co., Class B†	2,603	1,274,273
Interval Leisure Group, Inc.†	256,145	4,072,706
Isle of Capri Casinos, Inc.*	8,799	161,198
Jack in (The) Box, Inc.†(b)	21,567	1,853,037
La Quinta Holdings, Inc.†(b)*	209,444	2,387,662
Marriott International, Inc., Class A(a)	97,848	6,502,978
McDonald’s Corp.†	6,016	723,965
Penn National Gaming, Inc.(a)*	80,109	1,117,521
Pinnacle Entertainment, Inc.†*	221,764	2,457,145
Planet Fitness, Inc., Class A(a)*	3,496	66,004
Red Rock Resorts, Inc., Class A(a)*	13,523	297,236
Regis Corp*	11,558	143,897
Ruth’s Hospitality Group, Inc.	1,729	27,578
Service Corp. International†(b)	66,580	1,800,323
Sonic Corp.	13,683	370,125
Speedway Motorsports, Inc.†(a)	2,573	45,671
Starwood Hotels & Resorts Worldwide, Inc.†(b)	79,639	5,889,304
Vail Resorts, Inc.	11,115	1,536,426

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wyndham Worldwide Corp.(a)	79,160	$5,638,567
Yum! Brands, Inc.†	34,893	2,893,328

		63,321,822

Energy — 4.2%
Archrock, Inc.†	67,173	632,770
Atwood Oceanics, Inc.(a)	247,005	3,092,503
Cenovus Energy, Inc. (Canada)	181,012	2,501,586
CONSOL Energy, Inc.(a)	74,638	1,200,925
Diamond Offshore Drilling, Inc.(a)	120,266	2,926,072
Dril-Quip, Inc.*	433	25,300
Exterran Corp.*	474	6,091
FMC Technologies, Inc.(b)*	71,722	1,912,826
Frank’s International NV (Netherlands)(a)	77,552	1,133,035
Frontline Ltd. (Bermuda)	16,793	132,161
McDermott International, Inc. (Panama)(a)*	414,807	2,049,147
National Oilwell Varco, Inc.(a)	43,352	1,458,795
Nordic American Tankers Ltd. (Bermuda)(a)	64,529	896,308
Oceaneering International, Inc.	23,501	701,740
ONEOK, Inc.†(a)	47,674	2,262,131
Par Pacific Holdings, Inc.(a)*	1,052	16,138
RowanCos.PLC,ClassA(United Kingdom)(a)	180,854	3,193,882
Schlumberger Ltd. (Curacao)	1	78
Scorpio Tankers, Inc. (Marshall Island)	235,550	989,310
Seadrill Ltd. (Bermuda)(a)*	449,427	1,456,143
Ship Finance International Ltd. (Bermuda)	7,233	106,614
Targa Resources Corp.†(a)	114,032	4,805,308
Teekay Corp. (Marshall Island)(a)	71,544	510,109
TETRA Technologies, Inc.(a)*	15,729	100,194
TransCanada Corp. (Canada)†	75,862	3,430,480
Valero Energy Corp.†	14,881	758,931
Williams Cos., Inc. (The)(b)	38,052	823,065
World Fuel Services Corp.†(a)(b)	58,423	2,774,508

		39,896,150

Food & Staples Retailing — 4.9%
CVS Health Corp.†(a)(b)	148,666	14,233,283
Ingles Markets, Inc., Class A†	15,200	566,960
SpartanNash Co.†	45,127	1,379,984
Sprouts Farmers Market, Inc.(a)*	33,778	773,516

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.(a)(b)	84,594	$4,292,300
United Natural Foods, Inc.†(a)(b)*	45,177	2,114,284
Walgreens Boots Alliance, Inc.†(b)	116,397	9,692,378
Wal-Mart Stores, Inc.†(b)	118,803	8,674,995
Weis Markets, Inc.†(a)	8,065	407,686
Whole Foods Market, Inc.(a)	155,741	4,986,827

		47,122,213

Food, Beverage & Tobacco — 8.5%
Altria Group, Inc.†(b)	52,339	3,609,297
Amplify Snack Brands, Inc.*	4,119	60,755
Brown-Forman Corp., Class B†(a)	43,863	4,375,773
Bunge Ltd. (Bermuda)(b)	38,955	2,304,188
Campbell Soup Co.(a)(b)	152,395	10,138,839
ConAgra Foods, Inc.†(b)	243,942	11,662,867
Constellation Brands, Inc., Class A	2,596	429,378
Cott Corp. (Canada)†	184,402	2,574,252
Dr Pepper Snapple Group, Inc.†	47,552	4,594,950
Flowers Foods, Inc.	4,327	81,131
General Mills, Inc.†(b)	28,572	2,037,755
Hershey Co. (The)†(a)	85,012	9,648,012
Hormel Foods Corp.(a)	49,847	1,824,400
JM Smucker Co. (The)†	76,951	11,728,102
Kraft Heinz Co. (The)(a)	22,432	1,984,783
Lancaster Colony Corp.	229	29,223
Molson Coors Brewing Co., Class B†	3,319	335,650
Mondelez International, Inc., Class A†	40,708	1,852,621
Monster Beverage Corp.*	65	10,446
Omega Protein Corp.*	1,403	28,046
PepsiCo, Inc.†	6,041	639,984
Pilgrim’s Pride Corp.(a)	72,292	1,842,000
Post Holdings, Inc.*	685	56,643
Tyson Foods, Inc., Class A(b)	112,108	7,487,693
Universal Corp.(a)	34,181	1,973,611
Vector Group Ltd.	363	8,138

		81,318,537

Health Care Equipment & Services — 14.9%
Abaxis, Inc.(a)	11,125	525,434
Abbott Laboratories†	35,602	1,399,515
Abiomed, Inc.*	1,030	112,569
Align Technology, Inc.*	3,936	317,045
Allscripts Healthcare Solutions, Inc.(a)*	19,309	245,224
Amedisys, Inc.(a)*	25,333	1,278,810

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AmerisourceBergen Corp.†	53,171	$4,217,524
AMN Healthcare Services, Inc.*	6,567	262,483
Analogic Corp.(a)	18,648	1,481,397
Anika Therapeutics, Inc.†*	45,829	2,458,726
Baxter International, Inc.(b)	196,065	8,866,059
Becton Dickinson and Co.	3,618	613,577
Brookdale Senior Living, Inc.(a)*	63,523	980,795
Cantel Medical Corp.	935	64,263
Cardinal Health, Inc.†(b)	166,784	13,010,820
Cerner Corp.*	2,901	169,999
Chemed Corp.†(a)	18,273	2,490,793
Computer Programs & Systems, Inc.	9,897	395,088
Cooper Cos, Inc. (The)	46	7,892
CorVel Corp.*	1,634	70,556
Cotiviti Holdings, Inc.(a)*	46,109	974,283
CR Bard, Inc.†	727	170,961
Cynosure, Inc., Class A*	761	37,019
Edwards Lifesciences Corp.*	129	12,865
Express Scripts Holding Co.†(b)*	194,026	14,707,171
Globus Medical, Inc., Class A(a)*	105,523	2,514,613
Haemonetics Corp.*	12,959	375,681
Halyard Health, Inc.†(a)*	75,155	2,444,041
HCA Holdings, Inc.†(b)*	190,698	14,685,653
HealthSouth Corp.	801	31,095
Hill-Rom Holdings, Inc.	1,027	51,812
HMS Holdings Corp.†*	39,357	693,077
Hologic, Inc.*	8,094	280,052
ICU Medical, Inc.†*	13,622	1,535,881
IMS Health Holdings, Inc.†*	84,899	2,153,039
Inogen, Inc.*	430	21,547
Intuitive Surgical, Inc.†*	3,050	2,017,300
Kindred Healthcare, Inc.†	127,472	1,439,159
Laboratory Corp. of America Holdings†*	37,385	4,870,144
LHC Group, Inc.*	8,450	365,716
Masimo Corp.†*	2,774	145,677
McKesson Corp.†(b)	48,186	8,993,917
Medtronic PLC (Ireland)†	24,137	2,094,367
Meridian Bioscience, Inc.†(a)	57,718	1,125,501
National HealthCare Corp.†	3,969	256,953
Natus Medical, Inc.(a)*	51,761	1,956,566
Owens & Minor, Inc.(a)	48,589	1,816,257
Patterson Cos., Inc.(a)	48,195	2,308,059
Press Ganey Holdings, Inc.*	359	14,127

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quality Systems, Inc.†	19,050	$226,886
Quest Diagnostics, Inc.†	49,017	3,990,474
ResMed, Inc.†(a)	49,544	3,132,667
Select Medical Holdings Corp.*	1,583	17,207
St Jude Medical, Inc.†	11,856	924,768
Stryker Corp.(a)	15,335	1,837,593
Team Health Holdings, Inc.*	2,238	91,019
Teleflex, Inc.†(b)	4,579	811,902
Tenet Healthcare Corp.(a)*	98,471	2,721,738
Universal Health Services, Inc., Class B†(b)	63,215	8,477,132
US Physical Therapy, Inc.	1,005	60,511
VCA, Inc.*	603	40,769
Zimmer Biomet Holdings, Inc.†(a)(b)	103,286	12,433,569

		141,827,337

Household & Personal Products — 2.3%
Avon Products, Inc.(a)	341,859	1,292,227
Church & Dwight Co., Inc.†(b)	34,707	3,571,003
Energizer Holdings, Inc.†(b)	86,757	4,467,118
Estee Lauder Cos., Inc. (The), Class A(a)(b)	102,187	9,301,061
Procter & Gamble Co. (The)†(b)	38,217	3,235,833

		21,867,242

Materials — 4.3%
A Schulman, Inc.	1,613	39,389
Agrium, Inc. (Canada)(a)	33,568	3,035,219
Ashland, Inc.†	10,840	1,244,107
Cabot Corp.†	43,657	1,993,379
Celanese Corp., Class A†	42,400	2,775,080
Chase Corp.	28	1,654
Chemours Co. (The)†(a)(b)	280,246	2,309,227
Deltic Timber Corp.	2,927	196,489
Eagle Materials, Inc.(b)	42,603	3,286,821
FMC Corp.(b)	73,625	3,409,574
GCP Applied Technologies, Inc.*	3,024	78,745
Greif, Inc., Class A(a)	41,985	1,564,781
HB Fuller Co.	1,386	60,970
Headwaters, Inc.(b) *	45,072	808,592
Innophos Holdings, Inc.†	39,703	1,675,864
Innospec, Inc.(b)	1,973	90,738
International Paper Co.†	10,497	444,863
KapStone Paper and Packaging Corp.†	94,787	1,233,179
Minerals Technologies, Inc.†(a)(b)	44,155	2,508,004

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Multi Packaging Solutions International Ltd. (Bermuda)(a)*	5,154	$68,806
Owens-Illinois, Inc.*	5,702	102,693
Packaging Corp. of America(a)	71,638	4,794,731
Praxair, Inc.	1,495	168,023
Rayonier Advanced Materials, Inc.	28,355	385,344
RPM International, Inc.†(a)	28,266	1,411,887
Schweitzer-Mauduit International, Inc.†	11,385	401,663
Silgan Holdings, Inc.(b)	14,507	746,530
Trinseo Sa (Luxembourg)	21,678	930,637
Tronox Ltd., Class A (Australia)(a)	163,838	722,526
US Concrete, Inc.*	4,168	253,873
Vulcan Materials Co.	4,068	489,624
WR Grace & Co.†(b)	54,171	3,965,859

		41,198,871

Media — 8.0%
AMC Networks, Inc., Class A(a)*	23,923	1,445,428
Carmike Cinemas, Inc.†*	3,022	91,023
CBS Corp., Class B, non-voting shares†(b)	253,002	13,773,429
Cinemark Holdings, Inc.	3,528	128,631
Comcast Corp., Class A†(b)	48,186	3,141,245
Discovery Communications, Inc., Class A(a)*	232,738	5,871,980
IMAX Corp.*	2,931	86,406
Interpublic Group of Cos., Inc. (The)†(b)	143,726	3,320,071
Lions Gate Entertainment Corp.	3,292	66,597
Loral Space & Communications, Inc.(a)*	1,628	57,420
MSG Networks, Inc., Class A†*	45,281	694,611
New York Times Co. (The), Class A(a)	73,289	886,797
News Corp., Class A(b)	192,044	2,179,699
Nexstar Broadcasting Group, Inc., Class A	351	16,701
Omnicom Group, Inc.(a)(b)	107,660	8,773,213
Regal Entertainment Group, Class A(a)	91,083	2,007,469
Scholastic Corp.	2,890	114,473
Scripps Networks Interactive, Inc., Class A(a)	52,828	3,289,600
Shaw Communications, Inc., Class B (Canada)	51,775	994,080
Starz, Class A†(b)*	70,266	2,102,359

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
TEGNA, Inc.(a)	190,708	$4,418,704
Time Warner, Inc.†	32,401	2,382,770
Twenty-First Century Fox, Inc., Class A†(b)	598,007	16,176,089
Viacom, Inc., Class B†	11,016	456,834
Walt Disney Co. (The)(b)	38,217	3,738,387

		76,214,016

Pharmaceuticals, Biotechnology & Life Sciences — 16.1%
AbbVie, Inc.†(a)	203,037	12,570,021
Acceleron Pharma, Inc.*	2,844	96,639
Achillion Pharmaceuticals, Inc.†*	46,358	361,592
Acorda Therapeutics, Inc.(a)*	16,621	423,919
Agilent Technologies, Inc.	43,255	1,918,792
Akorn, Inc.*	59,473	1,694,088
Alexion Pharmaceuticals, Inc.†*	14,193	1,657,175
Allergan PLC (Ireland)*	4,979	1,150,597
AMAG Pharmaceuticals, Inc.†(a)*	95,263	2,278,691
Amgen, Inc.†	104,067	15,833,794
ANI Pharmaceuticals, Inc.*	710	39,632
Biogen, Inc.†(b)*	77,767	18,805,616
BioMarin Pharmaceutical, Inc.*	497	38,667
Bruker Corp.(b)	13,331	303,147
Celgene Corp.†(a)(b)*	66,004	6,509,975
Concordia International Corp. (Canada)	3,175	68,390
Corcept Therapeutics, Inc.*	217	1,185
Emergent Biosolutions, Inc.(a)(b)*	79,944	2,248,025
Enanta Pharmaceuticals, Inc.†*	22,625	498,881
Endo International PLC (Ireland)†*	226,144	3,525,585
Exelixis, Inc.*	5,214	40,721
Five Prime Therapeutics, Inc.(a)(b)*	49,098	2,030,202
Gilead Sciences, Inc.†	219,095	18,276,905
Halozyme Therapeutics, Inc.*	10,221	88,207
Impax Laboratories, Inc., Class A†(a)(b)*	90,097	2,596,596
INC Research Holdings, Inc., Class A*	13,193	503,049
Incyte Corp.(a)*	26,040	2,082,679
Innoviva, Inc.	4,061	42,762
Inovio Pharmaceuticals, Inc.*	1,017	9,397
Insys Therapeutics, Inc.(a)*	181,527	2,348,959
Intrexon Corp.*	8,103	199,415
Ironwood Pharmaceuticals, Inc.*	12,322	161,110

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Jazz Pharmaceuticals PLC (Ireland)†*	15,187	$2,146,075
Kite Pharma, Inc.*	377	18,850
Lexicon Pharmaceuticals, Inc.(a)*	67,044	962,081
Ligand Pharmaceuticals, Inc.†*	13,246	1,579,850
Mallinckrodt PLC (Ireland)*	59,067	3,590,092
Medivation, Inc.†*	54,204	3,268,501
Merck & Co, Inc.†	142,065	8,184,365
MiMedx Group, Inc.*	4,398	35,096
Myriad Genetics, Inc.†(a)*	56,047	1,715,038
OPKO Health, Inc.(a)*	37,287	348,261
PDL BioPharma, Inc.†(a)	504,626	1,584,526
Perrigo Co. PLC (Ireland)	5,767	522,894
Pfizer, Inc.†(b)	406,031	14,296,351
PRA Health Sciences, Inc.*	23,437	978,729
Prestige Brands Holdings, Inc.*	3,124	173,070
Quintiles Transnational Holdings, Inc.†*	47,253	3,086,566
Regeneron Pharmaceuticals, Inc.*	6,756	2,359,398
Repligen Corp.(a)*	15,267	417,705
Retrophin, Inc.*	1,240	22,084
Seattle Genetics, Inc.*	5,460	220,639
Supernus Pharmaceuticals, Inc.*	2,632	53,614
United Therapeutics Corp.†(a)*	35,964	3,809,307
Vertex Pharmaceuticals, Inc.(a)*	19,599	1,685,906
Waters Corp.†(b)*	30,468	4,285,324
Xencor, Inc.*	2,481	47,114
ZIOPHARM Oncology, Inc.*	13,539	74,329

		153,870,178

Retailing — 13.9%
1-800-Flowers.com, Inc., Class A(a)*	11,676	105,318
Amazon.com, Inc.*	1,940	1,388,303
AutoNation, Inc.(a)*	113,842	5,348,297
AutoZone, Inc.†(a)*	4,154	3,297,611
Barnes & Noble, Inc.	168,200	1,909,070
Bed Bath & Beyond, Inc.(a)	75,706	3,272,013
Best Buy Co., Inc.(a)	124,246	3,801,928
Big Lots, Inc.(a)	69,992	3,507,299
Buckle, Inc. (The)(a)	64,498	1,676,303
CarMax, Inc.(a)*	64,095	3,142,578
Cato Corp. (The), Class A	3,427	129,266
Children’s Place Retail Store, Inc. (The)(a)	7,058	565,910

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Core-Mark Holding Co., Inc.	1,786	$83,692
Dillard’s, Inc., Class A(a)	40,255	2,439,453
Dollar General Corp.†(a)	51,509	4,841,846
Dollar Tree, Inc.(b)*	59,608	5,617,458
Duluth Holdings, Inc., Class B*	6,431	157,302
Etsy, Inc.*	3,461	33,191
Express, Inc.(a)*	187,268	2,717,259
Foot Locker, Inc.(a)	49,017	2,689,073
Gap, Inc. (The)(a)	128,567	2,728,192
Genesco, Inc.(a)*	13,098	842,332
Genuine Parts Co.†	64,108	6,490,935
GNC Holdings, Inc., Class A†(a)	29,741	722,409
Hibbett Sports, Inc.(a)*	18,763	652,765
Home Depot, Inc. (The)(a)(b)	62,885	8,029,786
HSN, Inc.†(a)	11,116	543,906
Kohl’s Corp.†(a)	72,906	2,764,595
L Brands, Inc.(a)(b)	103,848	6,971,316
Lands’ End, Inc.(a)*	12,100	198,682
Lithia Motors, Inc., Class A	721	51,241
Lowe’s Cos., Inc.(a)(b)	83,910	6,643,155
Macy’s, Inc.(b)	99,139	3,332,062
Monro Muffler Brake, Inc.(a)	5,013	318,626
Nordstrom, Inc.(a)	46,295	1,761,525
Nutrisystem, Inc.	3,364	85,311
Outerwall, Inc.(a)	95,162	3,996,804
Pier 1 Imports, Inc.(a)	40,774	209,578
Priceline Group, Inc. (The)†*	3,291	4,108,517
Ross Stores, Inc.(a)(b)	142,895	8,100,718
Shutterfly, Inc.(a)*	7,589	353,723
Signet Jewelers Ltd. (Bermuda)	28,247	2,327,835
Sonic Automotive, Inc., Class A†	36,397	622,753
Staples, Inc.†(a)	230,128	1,983,703
Target Corp.†(b)	185,264	12,935,132
Tiffany & Co.(a)	35,655	2,162,119
TJX Cos., Inc. (The)†	69,147	5,340,223
Urban Outfitters, Inc.(b)*	46,793	1,286,808

		132,287,921

Semiconductors & Semiconductor Equipment — 9.0%
Acacia Communications, Inc.*	1,936	77,324
Advanced Energy Industries, Inc.†*	31,346	1,189,894
Analog Devices, Inc.†	126,024	7,137,999
Applied Materials, Inc.†	15,016	359,934
First Solar, Inc.†(a)*	36,807	1,784,403
Integrated Device Technology, Inc.*	6,253	125,873

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.†(b)	315,211	$10,338,921
KLA-Tencor Corp.	42,384	3,104,628
Lam Research Corp.	20,737	1,743,152
Linear Technology Corp.†(a)	87,298	4,061,976
Maxim Integrated Products, Inc.†	12,672	452,264
MaxLinear, Inc., Class A†*	94,766	1,703,893
Microchip Technology, Inc.(a)	72,279	3,668,882
MKS Instruments, Inc.†(a)	71,632	3,084,474
NVIDIA Corp.(a)	185,461	8,718,522
Photronics, Inc.†(a)(b)*	145,837	1,299,408
Qorvo, Inc.(a)*	55,490	3,066,377
QUALCOMM, Inc.†(b)	249,555	13,368,661
Skyworks Solutions, Inc.(b)	76,642	4,849,906
Synaptics, Inc.(a)*	29,068	1,562,405
Tessera Technologies, Inc.†(b)	37,041	1,134,936
Texas Instruments, Inc.†	122,956	7,703,193
Xilinx, Inc.†(b)	119,174	5,497,497

		86,034,522

Software & Services — 18.7%
Accenture PLC, Class A (Ireland)†(b)	58,986	6,682,524
Activision Blizzard, Inc.†	10,083	399,589
Adobe Systems, Inc.*	3,696	354,040
Akamai Technologies, Inc.†(a)(b)*	77,098	4,312,091
Alarm.com Holdings, Inc.*	1,151	29,500
Alphabet, Inc., Class A*	3,980	2,800,049
ANSYS, Inc.†*	9,632	874,104
Aspen Technology, Inc.†*	96,544	3,884,931
Automatic Data Processing, Inc.†	70,941	6,517,350
AVG Technologies NV (Netherlands)*	31,595	599,989
Bankrate, Inc.†*	99,535	744,522
Booz Allen Hamilton Holding Corp.	10,302	305,351
Broadridge Financial Solutions, Inc.	365	23,798
BroadSoft, Inc.*	1,000	41,030
CA, Inc.†	228,092	7,488,260
Cadence Design Systems, Inc.*	2,301	55,914
Cardtronics, Inc.*	18,410	732,902
CDK Global, Inc.	9,726	539,696
Cimpress NV (Netherlands)(a)*	16,117	1,490,500
Citrix Systems, Inc.†(b)*	84,306	6,752,068
Computer Sciences Corp.†	29,309	1,455,192
comScore, Inc.*	343	8,191
Convergys Corp.(a)	27,494	687,350
CoStar Group, Inc.*	670	146,502
CSG Systems International, Inc.†	44,556	1,796,052

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CSRA, Inc.	72,877	$1,707,508
Cvent, Inc.*	811	28,969
EarthLink Holdings Corp.†	207,526	1,328,166
eBay, Inc.†(b)*	583,563	13,661,210
Electronic Arts, Inc.†*	32,653	2,473,791
Facebook, Inc., Class A*	30,733	3,512,167
Fidelity National Information Services, Inc.	5,411	398,682
Fiserv, Inc.*	8,308	903,329
Fleetmatics Group PLC (Ireland)*	173	7,496
Fortinet, Inc.*	5,303	167,522
Gigamon, Inc.*	1,593	59,562
Globant SA (Luxembourg)*	883	34,746
GrubHub, Inc.*	8,734	271,365
GTT Communications, Inc.*	7,336	135,569
IAC/InterActiveCorp.†	29,033	1,634,558
International Business Machines Corp.†(b)	84,740	12,861,837
Intuit, Inc.(a)	114,591	12,789,501
j2 Global, Inc.(a)	47,330	2,989,836
LogMeIn, Inc.*	714	45,289
Manhattan Associates, Inc.*	1,687	108,187
MasterCard, Inc., Class A†(b)	17,447	1,536,383
Mentor Graphics Corp.†(b)	127,459	2,709,778
Microsoft Corp.†(b)	72,279	3,698,516
MicroStrategy, Inc., Class A†*	23,442	4,102,819
Monotype Imaging Holdings, Inc.	16,182	398,563
NIC, Inc.†(a)(b)	56,395	1,237,306
Open Text Corp. (Canada)†	8,856	523,921
Oracle Corp.†(b)	348,155	14,249,984
Paychex, Inc.(a)	7,478	444,941
Paycom Software, Inc.*	2,837	122,587
Pegasystems, Inc.	12,964	349,380
Progress Software Corp.*	337	9,254
Qualys, Inc.*	1,806	53,837
Rackspace Hosting, Inc.†(a)*	124,079	2,588,288
Red Hat, Inc.*	3,283	238,346
Rubicon Project, Inc. (The)*	4,818	65,766
Science Applications International Corp.†	8,628	503,444
Shopify, Inc., Class A (Canada)*	1,209	37,189
Shutterstock, Inc.*	1,195	54,731
Silver Spring Networks, Inc.(a)*	7,664	93,118
SPS Commerce, Inc.*	276	16,726

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SS&C Technologies Holdings, Inc.	7,588	$213,071
Stamps.com, Inc.(a)*	26,605	2,325,809
Sykes Enterprises, Inc.†(b)*	51,822	1,500,765
Symantec Corp.(b)	354,926	7,290,180
Synchronoss Technologies, Inc.†*	23,861	760,211
Synopsys, Inc.*	618	33,421
Teradata Corp.(a)*	107,410	2,692,769
TiVo, Inc.†*	221,650	2,194,335
Travelport Worldwide Ltd. (Bermuda)	41,139	530,282
Twilio, Inc., Class A*	19,542	713,283
VASCO Data Security International, Inc.(a)*	97,073	1,591,026
VeriSign, Inc.(a)*	54,823	4,739,997
Visa, Inc., Class A(a)	52,565	3,898,746
VMware, Inc., Class A(a)*	36,668	2,098,143
Web.com Group, Inc.†(b)*	21,910	398,324
WebMD Health Corp.†*	6,998	406,654
Western Union Co. (The)(a)	349,711	6,707,457
Xerox Corp.†	359,586	3,412,471
Yelp, Inc.*	1,519	46,117

		178,428,723

Technology Hardware & Equipment — 12.9%
Apple, Inc.†	176,127	16,837,741
Arista Networks, Inc.*	9,662	622,040
AVX Corp.†	53,348	724,466
Belden, Inc.†	13,926	840,713
Benchmark Electronics, Inc.†*	81,179	1,716,936
Brocade Communications Systems, Inc.†	259,764	2,384,628
Cisco Systems, Inc.†	554,851	15,918,675
CommScope Holding Co., Inc.*	10,024	311,045
Corning, Inc.†	70,991	1,453,896
Cray, Inc.(a)(b)*	72,305	2,163,366
EMC Corp.†(b)	116,874	3,175,467
F5 Networks, Inc.†(b)*	24,924	2,837,348
FARO Technologies, Inc.*	1,777	60,116
Fitbit, Inc., Class A(a)*	394,509	4,820,900
FLIR Systems, Inc.(b)	49,017	1,517,076
Harris Corp.(a)	55,524	4,632,923
Hewlett Packard Enterprise Co.(b)	617,273	11,277,578
HP, Inc.†	618,934	7,767,622
Ingram Micro, Inc., Class A†	183,164	6,370,444
Insight Enterprises, Inc.*	974	25,324
InterDigital, Inc.†	59,441	3,309,675

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
InvenSense, Inc.(a)*	102,534	$628,533
Juniper Networks, Inc.†	138,361	3,111,739
Knowles Corp.(a)*	13,809	188,907
Methode Electronics, Inc.†	19,734	675,495
Mitel Networks Corp. (Canada)*	3,474	21,851
MTS Systems Corp.†	5,425	237,832
Multi-Fineline Electronix, Inc.†*	15,539	360,505
NetApp, Inc.†(b)	103,734	2,550,819
NETGEAR, Inc.†(b)*	79,315	3,770,635
Plantronics, Inc.(b)	31,194	1,372,536
Polycom, Inc.(b) *	55,581	625,286
QLogic Corp.*	6,471	95,383
Seagate Technology PLC (Ireland)(a)	79,873	1,945,706
Super Micro Computer, Inc.*	1,215	30,193
SYNNEX Corp.†(a)	14,441	1,369,296
TE Connectivity Ltd. (Switzerland)†	125,200	7,150,172
Tech Data Corp.(a)*	3,544	254,636
TTM Technologies, Inc.(a)*	18,968	142,829
Ubiquiti Networks, Inc.(a)*	38,670	1,494,982
Vishay Intertechnology, Inc.(a)	49,882	618,038
Western Digital Corp.†	155,154	7,332,591

		122,745,943

Telecommunication Services — 3.6%
AT&T, Inc.†	111,883	4,834,464
BCE, Inc. (Canada)†	22,174	1,049,052
CenturyLink, Inc.†(a)(b)	306,843	8,901,515
Cogent Communications Holdings, Inc.	315	12,619
Frontier Communications Corp.†(a)	392,362	1,938,268
Inteliquent, Inc.	24,809	493,451
Level 3 Communications, Inc.†*	27,800	1,431,422
Shenandoah Telecommunications Co.(a)	46,441	1,813,985
Sprint Corp.(a)*	386,729	1,751,882
Verizon Communications, Inc.†(b)	190,296	10,626,129
Vonage Holdings Corp.†*	217,304	1,325,554
Windstream Holdings, Inc.	1	9

		34,178,350

Transportation — 8.7%
Alaska Air Group, Inc.(a)(b)	102,793	5,991,804
Canadian National Railway Co. (Canada)†	47,618	2,812,319
CH Robinson Worldwide, Inc.†	51,509	3,824,543
CSX Corp.†(b)	89,468	2,333,325

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Delta Air Lines, Inc.†	290,334	$10,576,868
Expeditors International of Washington, Inc.†	139,809	6,856,233
FedEx Corp.	35,775	5,429,930
Forward Air Corp.	503	22,399
Hawaiian Holdings, Inc.†(a)*	135,121	5,129,193
Heartland Express, Inc.(a)	35,957	625,292
Hub Group, Inc., Class A†(a)*	32,785	1,257,960
JB Hunt Transport Services, Inc.	30,739	2,487,707
JetBlue Airways Corp.*	50,701	839,609
Landstar System, Inc.†	37,859	2,599,399
Marten Transport Ltd.	4,537	89,833
Matson, Inc.(a)	15,004	484,479
Norfolk Southern Corp.(b)	39,047	3,324,071
Southwest Airlines Co.†(a)(b)	226,804	8,892,985
Swift Transportation Co.(a)*	242,001	3,729,235
Union Pacific Corp.†	79,893	6,970,664
United Continental Holdings, Inc.†*	128,772	5,284,803
United Parcel Service, Inc., Class B†	31,570	3,400,720

		82,963,371

TOTAL COMMON STOCKS (Cost $1,527,708,125)		1,625,769,302

TOTAL LONG POSITIONS - 170.4%		1,625,769,302

(Cost $1,527,708,125)**

SHORT POSITIONS — (71.5)%
COMMON STOCKS — (71.5)%
Automobiles & Components — (0.8)%
Dana Holding Corp.	(24,380)	(257,453)
Delphi Automotive PLC (Jersey)	(19,027)	(1,191,090)
Drew Industries, Inc.	(3,435)	(291,425)
Federal-Mogul Holdings Corp.*	(58,717)	(487,938)
Fox Factory Holding Corp.*	(2,523)	(43,825)
Johnson Controls, Inc.	(40,358)	(1,786,245)
Magna International, Inc. (Canada)	(93,337)	(3,273,329)
Metaldyne Performance Group, Inc.	(276)	(3,795)
Standard Motor Products, Inc.	(7,733)	(307,619)

		(7,642,719)

Capital Goods — (8.9)%
AAON, Inc.	(7,038)	(193,615)
Actuant Corp., Class A	(12,243)	(276,814)
Acuity Brands, Inc.	(6,079)	(1,507,349)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
AECOM*	(22,995)	$(730,551)
Aerovironment, Inc.*	(28,290)	(786,462)
Aircastle Ltd. (Bermuda)	(339)	(6,631)
Alamo Group, Inc.	(3,148)	(207,674)
Albany International Corp., Class A	(101)	(4,033)
Allison Transmission Holdings, Inc.	(5,893)	(166,359)
Altra Industrial Motion Corp.	(1,269)	(34,238)
Applied Industrial Technologies, Inc.	(190)	(8,577)
Armstrong World Industries, Inc.*	(53,710)	(2,102,746)
Babcock & Wilcox Enterprises, Inc.*	(10,820)	(158,946)
Beacon Roofing Supply, Inc.*	(72,582)	(3,300,304)
Builders FirstSource, Inc.*	(171,366)	(1,927,868)
Caterpillar, Inc.	(70,694)	(5,359,312)
CNH Industrial NV (Netherlands)	(5,535)	(39,575)
Crane Co.	(401)	(22,745)
Cubic Corp.	(43,535)	(1,748,366)
Dycom Industries, Inc.*	(34,350)	(3,083,256)
Eaton Corp. PLC (Ireland)	(24,591)	(1,468,820)
Energy Recovery, Inc.*	(13,824)	(122,895)
EnPro Industries, Inc.	(5,889)	(261,413)
ESCO Technologies, Inc.	(12,270)	(490,064)
Fastenal Co.	(36,542)	(1,622,099)
Fortune Brands Home & Security, Inc.	(274)	(15,884)
Franklin Electric Co., Inc.	(2,898)	(95,779)
GATX Corp.	(25,933)	(1,140,274)
Generac Holdings, Inc.*	(5,957)	(208,257)
General Cable Corp.	(6,338)	(80,556)
General Dynamics Corp.	(231)	(32,164)
GMS, Inc.*	(2,264)	(50,374)
Graco, Inc.	(23,467)	(1,853,658)
Granite Construction, Inc.	(55,907)	(2,546,564)
Griffon Corp.	(43,160)	(727,678)
HEICO Corp.	(39,059)	(2,609,532)
Hexcel Corp.	(62,426)	(2,599,419)
Honeywell International, Inc.	(2,529)	(294,173)
Hyster-Yale Materials Handling, Inc.	(117)	(6,960)
IDEX Corp.	(9,166)	(752,529)
Ingersoll-Rand PLC (Ireland)	(28,507)	(1,815,326)
ITT, Inc.	(71,801)	(2,296,196)
John Bean Technologies Corp.	(18,604)	(1,138,937)
Kaman Corp.	(27,935)	(1,187,796)
Lincoln Electric Holdings, Inc.	(1,873)	(110,657)
Lindsay Corp.	(15,537)	(1,054,341)
Manitowoc Foodservice, Inc.*	(2,530)	(44,579)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masonite International Corp. (Canada)*	(21,707)	$(1,435,701)
MasTec, Inc.*	(1,257)	(28,056)
Mercury Systems, Inc.*	(14,943)	(371,483)
Meritor, Inc.*	(64,864)	(467,021)
Middleby Corp. (The)*	(1,107)	(127,582)
Milacron Holdings Corp.*	(35,100)	(509,301)
Mueller Water Products, Inc., Class A	(137,778)	(1,573,425)
Navistar International Corp.*	(6,821)	(79,738)
Nordson Corp.	(3,078)	(257,352)
Nortek, Inc.*	(572)	(33,925)
Northrop Grumman Corp.	(248)	(55,125)
Orbital ATK, Inc.	(4,860)	(413,780)
Oshkosh Corp.	(58,562)	(2,793,993)
Pentair PLC (United Kingdom)	(22,768)	(1,327,147)
Primoris Services Corp.	(49,349)	(934,177)
Proto Labs, Inc.*	(41,835)	(2,408,023)
Quanex Building Products Corp.	(60,572)	(1,126,033)
Raven Industries, Inc.	(7,109)	(134,644)
Raytheon Co.	(22,025)	(2,994,299)
RBC Bearings, Inc.*	(20,204)	(1,464,790)
Rockwell Collins, Inc.	(41,749)	(3,554,510)
Rush Enterprises, Inc., Class A*	(51,773)	(1,115,708)
Sensata Technologies Holding NV (Netherlands)*	(13,386)	(467,038)
Sun Hydraulics Corp.	(54)	(1,603)
Sunrun, Inc.*	(241,255)	(1,430,642)
TASER International, Inc.*	(17,482)	(434,952)
Tennant Co.	(12,651)	(681,509)
Terex Corp.	(1,245)	(25,286)
Textainer Group Holdings Ltd. (Bermuda)	(740)	(8,244)
Timken Co.	(1,356)	(41,575)
Trex Co., Inc.*	(30,718)	(1,379,853)
TriMas Corp.*	(35,065)	(631,170)
Trinity Industries, Inc.	(7,688)	(142,766)
Tutor Perini Corp.*	(84,063)	(1,979,684)
Univar, Inc.*	(340)	(6,429)
Universal Forest Products, Inc.	(3,002)	(278,255)
WABCO Holdings, Inc.*	(25,390)	(2,324,962)
Wabtec Corp.	(1,374)	(96,496)
Watsco, Inc.	(1,448)	(203,719)
Watts Water Technologies, Inc., Class A	(4,069)	(237,060)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Woodward, Inc.	(86,105)	$(4,963,092)

		(84,832,493)

Commercial & Professional Services — (2.5)%
Brady Corp., Class A	(1,141)	(34,869)
Brink’s Co. (The)	(8,113)	(231,139)
Clean Harbors, Inc.*	(3,619)	(188,586)
Copart, Inc.*	(1,183)	(57,979)
Covanta Holding Corp.	(239,369)	(3,937,620)
Exponent, Inc.	(9,045)	(528,318)
Healthcare Services Group, Inc.	(58,286)	(2,411,875)
HNI Corp.	(17,966)	(835,239)
ICF International, Inc.*	(8,620)	(352,558)
IHS, Inc., Class A*	(4,302)	(497,354)
Interface, Inc.	(18,145)	(276,711)
KAR Auction Services, Inc.	(19,629)	(819,314)
Matthews International Corp., Class A	(3,256)	(181,164)
Mobile Mini, Inc.	(519)	(17,978)
MSA Safety, Inc.	(14,593)	(766,570)
Multi-Color Corp.	(30,193)	(1,914,236)
Navigant Consulting, Inc.*	(20,994)	(339,053)
On Assignment, Inc.*	(21,048)	(777,724)
RR Donnelley & Sons Co.	(1,378)	(23,316)
Team, Inc.*	(10,518)	(261,162)
Tetra Tech, Inc.	(13,140)	(403,989)
Transunion*	(81,211)	(2,715,696)
TriNet Group, Inc.*	(38,508)	(800,581)
Viad Corp.	(12,726)	(394,506)
WageWorks, Inc.*	(63,313)	(3,786,751)
Waste Connections, Inc. (Canada)	(14,792)	(1,065,799)

		(23,620,087)

Consumer Durables & Apparel — (2.7)%
Brunswick Corp.	(41,247)	(1,869,314)
CalAtlantic Group, Inc.	(83,610)	(3,069,323)
Callaway Golf Co.	(64,234)	(655,829)
Crocs, Inc.*	(160,282)	(1,807,981)
GoPro, Inc., Class A*	(84,495)	(913,391)
Hanesbrands, Inc.	(135,248)	(3,398,782)
Helen of Troy Ltd. (Bermuda)*	(823)	(84,637)
Kate Spade & Co.*	(38,043)	(784,066)
Meritage Homes Corp.*	(7,495)	(281,362)
Mohawk Industries, Inc.*	(10,975)	(2,082,616)
Newell Brands, Inc.	(31,320)	(1,521,212)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Oxford Industries, Inc.	(20,764)	$(1,175,658)
Polaris Industries, Inc.	(9,751)	(797,242)
PulteGroup, Inc.	(169,043)	(3,294,648)
Tempur-Pedic International, Inc.*	(6,884)	(380,823)
Under Armour, Inc., Class A*	(84,082)	(3,374,211)
Wolverine World Wide, Inc.	(9,900)	(201,168)

		(25,692,263)

Consumer Services — (4.6)%
Apollo Education Group, Inc.*	(61,287)	(558,937)
Aramark.	(788)	(26,335)
Belmond Ltd., Class A (Bermuda)*	(62,242)	(616,196)
BJ’s Restaurants, Inc.*	(8,129)	(356,294)
Carnival Corp. (Panama)	(12,720)	(562,224)
Chipotle Mexican Grill, Inc.*	(12,463)	(5,019,598)
Choice Hotels International, Inc.	(2,113)	(100,621)
Churchill Downs, Inc.	(23)	(2,906)
Chuy’s Holdings, Inc.*	(11,645)	(403,033)
Dave & Buster’s Entertainment, Inc.*	(29,960)	(1,401,828)
Eldorado Resorts, Inc.*	(28,765)	(437,084)
Fiesta Restaurant Group, Inc.*	(86,527)	(1,887,154)
Grand Canyon Education, Inc.*	(31,671)	(1,264,306)
Habit Restaurants, Inc. (The), Class A*	(13,333)	(218,395)
Houghton Mifflin Harcourt Co.*	(20,873)	(326,245)
Hyatt Hotels Corp., Class A*	(8,683)	(426,683)
International Speedway Corp., Class A	(7,019)	(234,786)
Las Vegas Sands Corp.	(23,796)	(1,034,888)
LifeLock, Inc.*	(149,418)	(2,362,299)
Marcus Corp. (The)	(151)	(3,186)
MGM Resorts International*	(129,174)	(2,923,208)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(86,762)	(3,456,598)
Papa John’s International, Inc.	(461)	(31,348)
Red Robin Gourmet Burgers, Inc.*	(61,736)	(2,928,138)
Restaurant Brands International, Inc. (Canada)	(2,478)	(103,085)
Royal Caribbean Cruises Ltd. (Liberia)	(24,162)	(1,622,478)
SeaWorld Entertainment, Inc.	(148,151)	(2,123,004)
Shake Shack, Inc., Class A*	(59,204)	(2,156,802)
Six Flags Entertainment Corp.	(26,950)	(1,561,752)
Starbucks Corp.	(6,211)	(354,772)
Texas Roadhouse, Inc.	(39,172)	(1,786,243)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wendy’s Co. (The)	(30,412)	$(292,563)
Wingstop, Inc.	(10,200)	(277,950)
Wynn Resorts Ltd.	(55,268)	(5,009,492)
Zoe’s Kitchen, Inc.*	(46,136)	(1,673,353)

		(43,543,784)

Energy — (5.8)%
Alon USA Energy, Inc.	(35,103)	(227,467)
Bristow Group, Inc.	(112,051)	(1,278,502)
Cameco Corp. (Canada)	(96,465)	(1,058,221)
Cheniere Energy, Inc.*	(108,817)	(4,086,078)
Chevron Corp.	(45,908)	(4,812,536)
Core Laboratories NV (Netherlands)	(13,603)	(1,685,276)
CVR Energy, Inc.	(1,909)	(29,590)
Delek US Holdings, Inc.	(20,103)	(265,561)
Dorian LPG Ltd. (Marshall Islands)*	(75,816)	(534,503)
Enbridge, Inc. (Canada)	(4,780)	(202,481)
Fairmount Santrol Holdings, Inc.*	(64,193)	(494,928)
Forum Energy Technologies, Inc.*	(4,136)	(71,594)
Gener8 Maritime, Inc. (Marshall Islands)*	(50,141)	(320,902)
Green Plains, Inc.	(153,143)	(3,019,980)
Halliburton Co.	(23,902)	(1,082,522)
Helix Energy Solutions Group, Inc.*	(191,435)	(1,294,101)
Helmerich & Payne, Inc.	(41,598)	(2,792,474)
HollyFrontier Corp.	(13,884)	(330,023)
Marathon Petroleum Corp.	(135,816)	(5,155,575)
Nabors Industries, Ltd. (Bermuda)	(177,445)	(1,783,322)
Noble Corp. PLC (United Kingdom)	(32,218)	(265,476)
Occidental Petroleum Corp.	(13,464)	(1,017,340)
Oil States International, Inc.*	(38,050)	(1,251,084)
Patterson-UTI Energy, Inc.	(205,459)	(4,380,386)
Pembina Pipeline Corp. (Canada)	(4,395)	(133,344)
Precision Drilling Corp. (Canada)	(126,764)	(671,849)
RPC, Inc.*	(34,497)	(535,738)
SEACOR Holdings, Inc.*	(40,223)	(2,330,923)
SemGroup Corp., Class A	(19,724)	(642,213)
Spectra Energy Corp.	(10,492)	(384,322)
Suncor Energy, Inc. (Canada)	(187,678)	(5,204,311)
Superior Energy Services, Inc.	(3,933)	(72,407)
Teekay Tankers Ltd., Class A (Marshall Islands)	(351,914)	(1,048,704)
Unit Corp.*	(115,864)	(1,802,844)
US Silica Holdings, Inc.	(149,445)	(5,151,369)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Weatherford International PLC (Ireland)*	(50,684)	$(281,296)
Western Refining, Inc.	(9,624)	(198,543)

		(55,897,785)

Food & Staples Retailing — (1.0)%
Casey’s General Stores, Inc.	(17,012)	(2,237,248)
Costco Wholesale Corp.	(23,737)	(3,727,658)
Performance Food Group Co.*	(42,170)	(1,134,795)
Rite Aid Corp.*	(201,956)	(1,512,650)
Smart & Final Stores, Inc.*	(52,023)	(774,622)
SUPERVALU, Inc.*	(7,031)	(33,186)

		(9,420,159)

Food, Beverage & Tobacco — (3.6)%
Archer-Daniels-Midland Co.	(14,890)	(638,632)
B&G Foods, Inc.	(35,244)	(1,698,761)
Blue Buffalo Pet Products, Inc.*	(11,494)	(268,270)
Boston Beer Co., Inc. (The), Class A*	(6,820)	(1,166,425)
Calavo Growers, Inc.	(16,383)	(1,097,661)
Coca-Cola Bottling Co. Consolidated	(21,128)	(3,115,746)
Coca-Cola Co. (The)	(10,254)	(464,814)
Darling Ingredients, Inc.*	(141,038)	(2,101,466)
Dean Foods Co.	(3,678)	(66,535)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(3,295)	(179,347)
Hain Celestial Group, Inc. (The)*	(10,339)	(514,365)
J&J Snack Foods Corp.	(14,121)	(1,684,212)
Kellogg Co.	(6,263)	(511,374)
McCormick & Co., Inc., non-voting shares	(1,081)	(115,310)
Mead Johnson Nutrition Co.	(11,460)	(1,039,995)
MGP Ingredients, Inc.	(2,326)	(88,923)
National Beverage Corp.*	(16,305)	(1,024,117)
Philip Morris International, Inc.	(50,573)	(5,144,286)
Pinnacle Foods, Inc.	(41,768)	(1,933,441)
Sanderson Farms, Inc.	(25,583)	(2,216,511)
Snyder’s-Lance, Inc.	(71,630)	(2,427,529)
TreeHouse Foods, Inc.*	(40,236)	(4,130,225)
WhiteWave Foods Co., (The)*	(60,421)	(2,836,162)

		(34,464,107)

Health Care Equipment & Services — (6.6)%
Acadia Healthcare Co., Inc.*	(74,317)	(4,117,162)
Aceto Corp.	(17,472)	(382,462)
Air Methods Corp*	(94,590)	(3,389,160)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
athenahealth, Inc.*	(33,557)	$(4,631,202)
AtriCure, Inc.*	(6,229)	(88,016)
Capital Senior Living Corp.*	(50,213)	(887,264)
Cardiovascular Systems, Inc.*	(7,876)	(144,722)
Cerus Corp.*	(298,443)	(1,862,284)
Civitas Solutions, Inc.*	(2,259)	(47,055)
CONMED Corp.	(7,200)	(343,656)
DaVita HealthCare Partners, Inc.*	(923)	(71,366)
DENTSPLY SIRONA, Inc.	(37,634)	(2,334,813)
DexCom, Inc.*	(13,080)	(1,037,636)
Diplomat Pharmacy, Inc.*	(23,471)	(821,485)
Endologix, Inc.*	(239,233)	(2,980,843)
Ensign Group, Inc. (The)	(86,138)	(1,809,759)
Envision Healthcare Holdings, Inc.*	(41,023)	(1,040,754)
Evolent Health, Inc., Class A*	(46,581)	(894,355)
ExamWorks Group, Inc.*	(53,145)	(1,852,103)
Glaukos Corp.*	(9,387)	(273,725)
Greatbatch, Inc.*	(29,283)	(905,723)
HealthStream, Inc.*	(1,585)	(42,034)
HeartWare International, Inc.*	(6,748)	(389,697)
Henry Schein, Inc.*	(18,561)	(3,281,585)
Insulet Corp.*	(40,164)	(1,214,559)
K2M Group Holdings, Inc.*	(54,609)	(847,532)
LDR Holding Corp.*	(74,621)	(2,757,246)
LifePoint Health, Inc.*	(38,658)	(2,527,073)
Medidata Solutions, Inc.*	(70,357)	(3,297,633)
Merit Medical Systems, Inc.*	(18,843)	(373,657)
Nevro Corp.*	(43,515)	(3,209,666)
Novadaq Technologies, Inc. (Canada)*	(64,572)	(635,388)
Novocure Ltd. (Jersey)*	(7,677)	(89,591)
NxStage Medical, Inc.*	(25,218)	(546,726)
Omnicell, Inc.*	(10,299)	(352,535)
Penumbra, Inc.*	(11,251)	(669,434)
PharMerica Corp.*	(68,661)	(1,693,180)
Quidel Corp.*	(15,548)	(277,687)
Spectranetics Corp. (The)*	(144,259)	(2,699,086)
Steris PLC (United Kingdom)	(11,232)	(772,200)
Surgical Care Affiliates, Inc.*	(55,400)	(2,640,918)
Wright Medical Group NV (Netherlands)*	(142,610)	(2,477,136)
Zeltiq Aesthetics, Inc.*	(72,838)	(1,990,663)

		(62,700,771)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.8)%
Central Garden & Pet Co., Class A*	(55,072)	$(1,195,613)
Colgate-Palmolive Co.	(12,571)	(920,197)
Coty, Inc., Class A	(53,626)	(1,393,740)
Edgewell Personal Care Co.*	(142)	(11,986)
Revlon, Inc., Class A*	(5,698)	(183,362)
Spectrum Brands Holdings, Inc.	(20,311)	(2,423,305)
WD-40 Co.	(10,235)	(1,202,101)

		(7,330,304)

Materials — (5.3)%
Air Products & Chemicals, Inc.	(21,548)	(3,060,678)
Albemarle Corp.	(1,575)	(124,913)
AptarGroup, Inc.	(1,644)	(130,090)
Avery Dennison Corp.	(12,876)	(962,481)
Axiall Corp.	(9,227)	(300,892)
Balchem Corp.	(27,208)	(1,622,957)
Ball Corp.	(28,532)	(2,062,578)
Bemis Co., Inc.	(2,402)	(123,679)
Berry Plastics Group, Inc.*	(32,708)	(1,270,706)
Boise Cascade Co.*	(29,972)	(687,857)
Calgon Carbon Corp.	(28,075)	(369,186)
CF Industries Holdings, Inc.	(107,990)	(2,602,559)
Chemtura Corp.*	(1,769)	(46,666)
Clearwater Paper Corp.*	(2,819)	(184,278)
Crown Holdings, Inc.*	(303)	(15,353)
Domtar Corp.	(51,220)	(1,793,212)
Dow Chemical Co. (The)	(11,416)	(567,489)
Eastman Chemical Co.	(6,638)	(450,720)
Ecolab, Inc.	(3,054)	(362,204)
EI du Pont de Nemours & Co.	(11,812)	(765,418)
Ferro Corp.*	(3,024)	(40,461)
Flotek Industries, Inc.*	(101,853)	(1,344,460)
Graphic Packaging Holding Co.	(300,550)	(3,768,897)
Huntsman Corp.	(66,484)	(894,210)
Ingevity Corp.*	(11,667)	(397,145)
Koppers Holdings, Inc.*	(233)	(7,160)
Kraton Performance Polymers, Inc.*	(50,720)	(1,416,610)
Kronos Worldwide, Inc.	(44,391)	(233,053)
Martin Marietta Materials, Inc.	(3,939)	(756,288)
Methanex Corp. (Canada)	(8,475)	(246,622)
Monsanto Co.	(17,808)	(1,841,525)
Neenah Paper, Inc.	(7,426)	(537,420)
NewMarket Corp.	(29)	(12,017)
Olin Corp.	(151,096)	(3,753,225)
PH Glatfelter Co.	(846)	(16,548)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Platform Specialty Products Corp.*	(340,048)	$(3,019,626)
PolyOne Corp.	(2,195)	(77,352)
Potash Corp. of Saskatchewan, Inc. (Canada)	(37,492)	(608,870)
Scotts Miracle-Gro Co. (The), Class A	(46,112)	(3,223,690)
Sealed Air Corp.	(62,936)	(2,893,168)
Sensient Technologies Corp.	(19,925)	(1,415,472)
Sherwin-Williams Co. (The)	(3,399)	(998,184)
Stepan Co.	(6,702)	(398,970)
Summit Materials, Inc., Class A*	(80,233)	(1,641,567)
Valspar Corp. (The)	(24,165)	(2,610,545)
Westlake Chemical Corp.	(4,540)	(194,857)
WestRock Co.	(12,971)	(504,183)

		(50,356,041)

Media — (2.2)%
AMC Entertainment Holdings, Inc., Class A	(26,660)	(736,083)
Cable One, Inc.	(3,771)	(1,928,527)
Charter Communications, Inc., Class A*	(16,740)	(3,827,336)
Clear Channel Outdoor Holdings, Inc., Class A	(576)	(3,583)
EW Scripps Co. (The), Class A*	(126,590)	(2,005,186)
Global Eagle Entertainment, Inc.*	(89,701)	(595,615)
Gray Television, Inc.*	(88,238)	(957,382)
John Wiley & Sons, Inc., Class A	(18,650)	(973,157)
Live Nation Entertainment, Inc.*	(173,703)	(4,082,020)
Meredith Corp.	(3,464)	(179,816)
National CineMedia, Inc.	(74,954)	(1,160,288)
Sirius XM Holdings, Inc.*	(32,825)	(129,659)
Thomson Reuters Corp. (Canada)	(101,616)	(4,107,319)
World Wrestling Entertainment, Inc., Class A	(3,696)	(68,043)

		(20,754,014)

Pharmaceuticals, Biotechnology & Life Sciences — (5.3)%
Accelerate Diagnostics, Inc.*	(45,198)	(650,399)
Aduro Biotech, Inc.*	(6,205)	(70,179)
Aerie Pharmaceuticals, Inc.*	(6,154)	(108,310)
Aimmune Therapeutics, Inc.*	(3,339)	(36,128)
Albany Molecular Research, Inc.*	(85,664)	(1,151,324)
Alnylam Pharmaceuticals, Inc.*	(7,627)	(423,222)
Amicus Therapeutics, Inc.*	(241)	(1,316)
ARIAD Pharmaceuticals, Inc.*	(15,916)	(117,619)
Atara Biotherapeutics, Inc.*	(5,596)	(125,966)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Axovant Sciences Ltd. (Bermuda)*	(7,861)	$(100,935)
Bio-Rad Laboratories, Inc., Class A*	(6,182)	(884,150)
Bio-Techne Corp.	(13,488)	(1,521,042)
Bluebird Bio, Inc.*	(16,812)	(727,791)
Cambrex Corp.*	(30,969)	(1,602,026)
Cempra, Inc.*	(92,951)	(1,532,762)
Coherus Biosciences, Inc.*	(57,584)	(972,594)
Dermira, Inc.*	(59,234)	(1,732,594)
Dynavax Technologies Corp.*	(112,421)	(1,639,098)
Eli Lilly & Co.	(3,710)	(292,163)
Epizyme, Inc.*	(18,470)	(189,133)
Exact Sciences Corp.*	(16,308)	(199,773)
FibroGen, Inc.*	(5,651)	(92,733)
Foundation Medicine, Inc.*	(17,440)	(325,430)
Heron Therapeutics, Inc.*	(16,598)	(299,594)
Horizon Pharma PLC (Ireland)*	(8,236)	(135,647)
Illumina, Inc.*	(24,244)	(3,403,373)
Insmed, Inc.*	(104,901)	(1,034,324)
Intercept Pharmaceuticals, Inc.*	(2,241)	(319,746)
Intersect ENT, Inc.*	(5,822)	(75,278)
Intra-Cellular Therapies, Inc.*	(62,053)	(2,408,897)
Ionis Pharmaceuticals, Inc.*	(3,110)	(72,432)
Luminex Corp.*	(1,955)	(39,550)
MacroGenics, Inc.*	(65,197)	(1,759,667)
Medicines Co. (The)*	(109,171)	(3,671,421)
Mettler-Toledo International, Inc.*	(149)	(54,373)
Momenta Pharmaceuticals, Inc.*	(108,520)	(1,172,016)
Nektar Therapeutics*	(85,969)	(1,223,339)
NeoGenomics, Inc.*	(49,476)	(397,787)
Neurocrine Biosciences, Inc.*	(1,216)	(55,267)
Novavax, Inc.*	(195,033)	(1,417,890)
Ophthotech Corp.*	(3,013)	(153,753)
Pacific Biosciences of California, Inc.*	(356,216)	(2,505,980)
Pacira Pharmaceuticals, Inc.*	(7,736)	(260,935)
PAREXEL International Corp.*	(9,477)	(595,914)
PerkinElmer, Inc.	(1,309)	(68,618)
Phibro Animal Health Corp., Class A	(3,232)	(60,309)
Portola Pharmaceuticals, Inc.*	(68,150)	(1,608,340)
Prothena Corp. PLC (Ireland)*	(3,978)	(139,071)
Puma Biotechnology, Inc.*	(3,905)	(116,330)
Qiagen NV (Netherlands)*	(167,311)	(3,649,053)
Relypsa, Inc.*	(154,229)	(2,853,240)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Revance Therapeutics, Inc.*	(21,527)	$(292,767)
Sage Therapeutics, Inc.*	(4,263)	(128,444)
Sarepta Therapeutics, Inc.*	(35,471)	(676,432)
Spark Therapeutics, Inc.*	(614)	(31,394)
TESARO, Inc.*	(26,850)	(2,256,742)
TherapeuticsMD, Inc.*	(215,482)	(1,831,597)
Theravance Biopharma, Inc. (Cayman Islands)*	(72,473)	(1,644,412)

		(50,910,619)

Retailing — (3.2)%
Abercrombie & Fitch Co., Class A	(7,520)	(133,931)
Advance Auto Parts, Inc.	(10,152)	(1,640,868)
American Eagle Outfitters, Inc.	(6,983)	(111,239)
Asbury Automotive Group, Inc.*	(3,033)	(159,960)
Ascena Retail Group, Inc.*	(229,676)	(1,605,435)
Burlington Stores, Inc.*	(15,275)	(1,018,995)
Caleres, Inc.	(1,616)	(39,123)
Chico’s FAS, Inc.	(8,760)	(93,820)
CST Brands, Inc.	(74,501)	(3,209,503)
Dick’s Sporting Goods, Inc.	(19,405)	(874,389)
DSW, Inc., Class A	(104,451)	(2,212,272)
Five Below, Inc.*	(38,060)	(1,766,365)
Fred’s, Inc., Class A	(2,405)	(38,745)
FTD Cos., Inc.*	(301)	(7,513)
Gamestop Corp., Class A	(53,384)	(1,418,947)
Groupon, Inc.*	(472,135)	(1,534,439)
Guess?, Inc.	(53,219)	(800,946)
JC Penney Co., Inc.*	(59,669)	(529,861)
Liberty Interactive Corp., Class A*	(39,743)	(1,008,280)
LKQ Corp.*	(58,276)	(1,847,349)
Murphy USA, Inc.*	(8,583)	(636,515)
Office Depot, Inc.*	(235,760)	(780,366)
Rent-A-Center, Inc.	(1,899)	(23,320)
Restoration Hardware Holdings, Inc.*	(2,291)	(65,706)
Sally Beauty Holdings, Inc.*	(7,226)	(212,517)
Select Comfort Corp.*	(67,688)	(1,447,169)
Sportsman’s Warehouse Holdings, Inc.*	(87)	(701)
Tailored Brands, Inc.	(78,427)	(992,886)
Tile Shop Holdings, Inc.*	(2,897)	(57,592)
Tractor Supply Co.	(34,049)	(3,104,588)
TripAdvisor, Inc.*	(50)	(3,215)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	(3,353)	$(816,925)
Wayfair, Inc., Class A*	(56,116)	(2,188,524)

		(30,382,004)

Semiconductors & Semiconductor Equipment — (2.4)%
Advanced Micro Devices, Inc.*	(332,840)	(1,710,798)
Ambarella, Inc. (Cayman Islands)*	(7,514)	(381,786)
Amkor Technology, Inc.*	(56,304)	(323,748)
Applied Micro Circuits Corp.*	(285)	(1,830)
Broadcom Ltd. (Singapore)	(2,029)	(315,307)
Brooks Automation, Inc.	(54,794)	(614,789)
Cabot Microelectronics Corp.	(473)	(20,027)
Cavium, Inc.*	(57,508)	(2,219,809)
Cree, Inc.*	(80,654)	(1,971,184)
Cypress Semiconductor Corp.	(263,501)	(2,779,936)
Diodes, Inc.*	(56,429)	(1,060,301)
Entegris, Inc.*	(23)	(333)
Inphi Corp.*	(2,156)	(69,057)
Intersil Corp., Class A	(1,716)	(23,235)
Lattice Semiconductor Corp.*	(334,461)	(1,789,366)
MACOM Technology Solutions Holdings, Inc.*	(71,735)	(2,365,820)
Micron Technology, Inc.*	(374,927)	(5,158,996)
Monolithic Power Systems, Inc.	(13,245)	(904,898)
On Semiconductor Corp.*	(21,116)	(186,243)
Ultratech, Inc.*	(39,799)	(914,183)
Veeco Instruments, Inc.*	(40,545)	(671,425)

		(23,483,071)

Software & Services — (7.0)%
2U, Inc.*	(106,438)	(3,130,342)
ACI Worldwide, Inc.*	(626)	(12,213)
Acxiom Corp.*	(105,745)	(2,325,333)
Alliance Data Systems Corp.*	(25,779)	(5,050,622)
Amdocs, Ltd. (Channel Islands)	(24)	(1,385)
Autodesk, Inc.*	(68,835)	(3,726,727)
Benefitfocus, Inc.*	(12,218)	(465,750)
Black Knight Financial Services, Inc., Class A*	(14,631)	(550,126)
Bottomline Technologies de, Inc.*	(59,709)	(1,285,535)
Box, Inc., Class A*	(61,153)	(632,322)
CACI International, Inc., Class A*	(17,891)	(1,617,525)
Callidus Software, Inc.*	(56,515)	(1,129,170)
Cass Information Systems, Inc.	(32)	(1,654)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CoreLogic, Inc.*	(20,312)	$(781,606)
Cornerstone OnDemand, Inc.*	(8,682)	(330,437)
DST Systems, Inc.	(4,156)	(483,883)
Ellie Mae, Inc.*	(10,794)	(989,270)
Euronet Worldwide, Inc.*	(4,299)	(297,448)
FireEye, Inc.*	(79,481)	(1,309,052)
First Data Corp., Class A*	(94,644)	(1,047,709)
FleetCor Technologies, Inc.*	(2,232)	(319,466)
Forrester Research, Inc.	(9,020)	(332,477)
Gartner, Inc.*	(9,873)	(961,729)
Global Payments, Inc.	(330)	(23,555)
Gogo, Inc.*	(150,252)	(1,260,614)
Hortonworks, Inc.*	(33,632)	(359,526)
HubSpot, Inc.*	(50,695)	(2,201,177)
Imperva, Inc.*	(41,875)	(1,801,044)
inContact, Inc.*	(43,065)	(596,450)
Infoblox, Inc.*	(636)	(11,931)
Instructure, Inc.*	(576)	(10,944)
Interactive Intelligence Group, Inc.*	(15,399)	(631,205)
ManTech International Corp., Class A	(34)	(1,286)
Marketo, Inc.*	(67,291)	(2,343,073)
MAXIMUS, Inc.	(33,696)	(1,865,748)
NetSuite, Inc.*	(4,010)	(291,928)
New Relic, Inc.*	(64,208)	(1,886,431)
Pandora Media, Inc.*	(247,617)	(3,082,832)
Paylocity Holding Corp.*	(5,457)	(235,742)
Perficient, Inc.*	(15,375)	(312,266)
Proofpoint, Inc.*	(36,630)	(2,310,987)
PROS Holdings, Inc.*	(51,750)	(902,002)
PTC, Inc.*	(6,738)	(253,214)
Q2 Holdings, Inc.*	(22,445)	(628,909)
Quotient Technology, Inc.*	(5,398)	(72,387)
Rapid7, Inc.*	(11,699)	(147,173)
RealPage, Inc.*	(2,680)	(59,844)
RingCentral, Inc., Class A*	(52,180)	(1,028,990)
Rovi Corp.*	(15,357)	(240,184)
Sabre Corp.	(24,158)	(647,193)
Splunk, Inc.*	(45,789)	(2,480,848)
Square, Inc., Class A*	(158,790)	(1,437,050)
TeleTech Holdings, Inc.	(11,194)	(303,693)
TrueCar, Inc.*	(34,032)	(267,151)
Vantiv, Inc., Class A*	(45,545)	(2,577,847)
Varonis Systems, Inc.*	(4,360)	(104,727)
Verint Systems, Inc.*	(7,211)	(238,900)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Virtusa Corp.*	(14,245)	$(411,396)
WEX, Inc.*	(1,271)	(112,700)
Workday, Inc., Class A*	(25,946)	(1,937,388)
Workiva, Inc.*	(2,661)	(36,349)
Xura, Inc.*	(7,835)	(191,409)
Zendesk, Inc.*	(122,151)	(3,222,343)
Zynga, Inc. Class A*	(1,344,229)	(3,347,130)

		(66,657,347)

Technology Hardware & Equipment — (4.1)%
ADTRAN, Inc.	(28,799)	(537,101)
Anixter International, Inc.*	(15,930)	(848,750)
Arris International PLC (United Kingdom)*	(133,475)	(2,797,636)
Avnet, Inc.	(16,871)	(683,444)
Badger Meter, Inc.	(11,160)	(815,015)
BlackBerry Ltd. (Canada)*	(67,614)	(453,690)
Celestica, Inc. (Canada)*	(40,867)	(380,063)
Ciena Corp.*	(64,786)	(1,214,738)
Cognex Corp.	(6,009)	(258,988)
CTS Corp.	(1,190)	(21,325)
Dolby Laboratories, Inc., Class A	(12,578)	(601,857)
EchoStar Corp., Class A*	(17,535)	(696,140)
Electronics For Imaging, Inc.*	(48,726)	(2,097,167)
ePlus, Inc.*	(3,883)	(317,591)
FEI Co.	(16,224)	(1,734,021)
Finisar Corp.*	(47,500)	(831,725)
II-VI, Inc.*	(16,308)	(305,938)
Infinera Corp.*	(112,135)	(1,264,883)
Ixia*	(3,374)	(33,133)
Jabil Circuit, Inc.	(239,979)	(4,432,412)
Lexmark International, Inc., Class A	(2,419)	(91,317)
Littelfuse, Inc.	(12,905)	(1,525,242)
Motorola Solutions, Inc.	(17,700)	(1,167,669)
National Instruments Corp.	(6,203)	(169,962)
NCR Corp.*	(1,614)	(44,821)
Nimble Storage, Inc.*	(75,251)	(598,998)
Palo Alto Networks, Inc.*	(1,830)	(224,431)
Pure Storage, Inc., Class A*	(99,226)	(1,081,563)
Rofin-Sinar Technologies, Inc.*	(19,904)	(635,734)
ScanSource, Inc.*	(24,017)	(891,271)
Sierra Wireless, Inc. (Canada)*	(37,986)	(644,243)
Stratasys Ltd. (Israel)*	(26,190)	(599,489)
Trimble Navigation Ltd.*	(64,542)	(1,572,243)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Universal Display Corp.*	(30,093)	$(2,040,305)
VeriFone Systems, Inc.*	(138,488)	(2,567,568)
ViaSat, Inc.*	(65,603)	(4,684,054)
Zebra Technologies Corp., Class A*	(1,425)	(71,392)

		(38,935,919)

Telecommunication Services — (1.6)%
8x8, Inc.*	(5,323)	(77,769)
ATN International, Inc.	(11,269)	(876,841)
Cincinnati Bell, Inc.*	(228,250)	(1,043,102)
General Communication, Inc., Class A*	(4,423)	(69,883)
Globalstar, Inc.*	(200,721)	(242,872)
Iridium Communications, Inc.*	(214,715)	(1,906,669)
ORBCOMM, Inc.*	(96,896)	(964,115)
SBA Communications Corp., Class A*	(35,389)	(3,819,889)
T-Mobile US, Inc.*	(50,507)	(2,185,438)
United States Cellular Corp.*	(15,474)	(607,664)
Zayo Group Holdings, Inc.*	(116,408)	(3,251,275)

		(15,045,517)

Transportation — (3.1)%
Air Transport Services Group, Inc.*	(27,070)	(350,827)
American Airlines Group, Inc.	(99,255)	(2,809,909)
ArcBest Corp.	(13,918)	(226,167)
Atlas Air Worldwide Holdings, Inc.*	(44,654)	(1,849,569)
Echo Global Logistics, Inc.*	(18,373)	(411,923)
Genesee & Wyoming, Inc., Class A*	(32,603)	(1,921,947)
Kansas City Southern	(56,154)	(5,058,914)
Kirby Corp.*	(22,101)	(1,378,881)
Ryder System, Inc.	(32,359)	(1,978,429)
Saia, Inc.*	(24,993)	(628,324)
SkyWest, Inc.	(22,692)	(600,430)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Spirit Airlines, Inc.*	(89,256)	$(4,004,917)
Virgin America, Inc.*	(107,840)	(6,061,686)
Werner Enterprises, Inc.	(34,140)	(784,196)
XPO Logistics, Inc.*	(78,666)	(2,065,769)

		(30,131,888)

TOTAL COMMON STOCK (Proceeds $684,935,469)		(681,800,892)

TOTAL SECURITIES SOLD SHORT - (71.5)%		(681,800,892)

(Proceeds $684,935,469)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		10,280,588

NET ASSETS - 100.0%		$954,248,998

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2016, the market value of securities on loan was $321,811,125.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,527,708,125

Gross unrealized appreciation	$137,832,499
Gross unrealized depreciation	(39,771,322)

Net unrealized appreciation	$98,061,177

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
LONG POSITIONS — 184.7%
COMMON STOCKS — 184.7%
Automobiles & Components — 1.2%
General Motors Co.†(a)	2,353	$66,590
Goodyear Tire & Rubber Co. (The)(a)	2,248	57,684
Harley-Davidson, Inc.(b)	1,507	68,267

		192,541

Capital Goods — 20.3%
3M Co.†	206	36,075
Allegion PLC (Ireland)†	425	29,508
AMETEK, Inc.(a)(b)	429	19,833
Boeing Co. (The)(b)	4,837	628,181
Cummins, Inc.†	1,480	166,411
Dover Corp.†	99	6,863
Eaton Corp. PLC (Ireland)†	1,258	75,140
Emerson Electric Co.†(a)(b)	5,427	283,072
Flowserve Corp.†(b)	1,091	49,281
Fluor Corp.†	1,174	57,855
Honeywell International, Inc.†	1,738	202,164
Illinois Tool Works, Inc.†	1,688	175,822
Ingersoll-Rand PLC (Ireland)†	1,316	83,803
Jacobs Engineering Group, Inc.†(a)*	1,036	51,603
L-3 Communications Holdings, Inc.†(a)	660	96,815
Masco Corp.†	213	6,590
PACCAR, Inc.†(a)	2,904	150,631
Parker-Hannifin Corp.(a)	1,138	122,961
Pentair PLC (Ireland)(a)(b)	380	22,150
Quanta Services, Inc.†(a)*	1,349	31,189
Rockwell Automation, Inc.†	99	11,367
Snap-on, Inc.†(a)	486	76,701
Stanley Black & Decker, Inc.†(a)	1,281	142,473
Textron, Inc.†(a)	2,305	84,271
United Rentals, Inc.†(a)*	794	53,277
United Technologies Corp.†	6,352	651,398
WW Grainger, Inc.(b)	290	65,902
Xylem, Inc.†	134	5,983

		3,387,319

Commercial & Professional Services — 1.7%
Cintas Corp.†(b)	881	86,453
Dun & Bradstreet Corp. (The)(a)	304	37,039
Pitney Bowes, Inc.†(a)	1,663	29,601
Robert Half International, Inc.†(a)	1,107	42,243
Waste Management, Inc.†	1,310	86,814

		282,150

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 5.5%
Coach, Inc.†(b)	2,269	$92,439
DR Horton, Inc.†	17	535
Garmin Ltd. (Switzerland)	1,597	67,745
Hasbro, Inc.	1,050	88,190
Leggett & Platt, Inc.†(b)	662	33,835
Mattel, Inc.(b)	2,875	89,959
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)(b)*	1,544	76,397
PVH Corp.†(a)	689	64,925
Ralph Lauren Corp.(a)	709	63,541
VF Corp.†(b)	3,602	221,487
Whirlpool Corp.†(a)	647	107,816

		906,869

Consumer Services — 1.7%
Darden Restaurants, Inc.†(a)	1,067	67,584
Marriott International, Inc., Class A(b)	622	41,338
Starwood Hotels & Resorts Worldwide, Inc.	1,425	105,379
Wyndham Worldwide Corp.(b)	956	68,096

		282,397

Diversified Financials — 7.6%
Affiliated Managers Group, Inc.†*	443	62,361
BlackRock, Inc.†(a)	1,183	405,213
Charles Schwab Corp. (The)	245	6,201
CME Group, Inc.(a)	1,474	143,568
Franklin Resources, Inc.†(a)	5,010	167,184
Invesco, Ltd. (Bermuda)(a)	3,525	90,028
Legg Mason, Inc.†(a)	913	26,924
Moody’s Corp.†(a)	978	91,648
NASDAQ, Inc.†(a)	1,387	89,697
S&P Global, Inc.(a)	204	21,881
T Rowe Price Group, Inc.†(a)(b)	2,106	153,675

		1,258,380

Energy — 4.1%
Baker Hughes, Inc.(a)	3,576	161,385
Diamond Offshore Drilling, Inc.(b)	1,159	28,199
FMC Technologies, Inc.(a)*	1,926	51,366
Helmerich & Payne, Inc.(b)	912	61,223
Murphy Oil Corp.(b)	1,407	44,672
National Oilwell Varco, Inc.(b)	3,173	106,771
Phillips 66(b)	29	2,301
Range Resources Corp.(b)	1,430	61,690
Schlumberger Ltd. (Curacao)†	642	50,773

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Transocean Ltd. (Switzerland)	3,075	$36,562
Valero Energy Corp.(b)	1,437	73,287

		678,229

Food & Staples Retailing — 9.9%
CVS Health Corp.†(a)	6,191	592,726
Sysco Corp.†(a)(b)	4,525	229,598
Walgreens Boots Alliance, Inc.†(a)	3,561	296,525
Wal-Mart Stores, Inc.†	6,192	452,140
Whole Foods Market, Inc.(a)(b)	2,678	85,750

		1,656,739

Food, Beverage & Tobacco — 7.5%
Altria Group, Inc.†	2,079	143,368
Archer-Daniels-Midland Co.†	262	11,237
Campbell Soup Co.(b)	2,610	173,643
ConAgra Foods, Inc.†	3,685	176,180
Dr Pepper Snapple Group, Inc.†	62	5,991
General Mills, Inc.†(a)	2,501	178,371
Hershey Co. (The)†(b)	1,826	207,233
JM Smucker Co. (The)†(a)	1,010	153,934
Philip Morris International, Inc.	14	1,424
Tyson Foods, Inc., Class A†(a)	3,004	200,637

		1,252,018

Health Care Equipment & Services — 19.5%
Aetna, Inc.†(a)	2,951	360,406
AmerisourceBergen Corp.†(a)	927	73,530
Anthem, Inc.†	2,146	281,856
Baxter International, Inc.(a)	4,637	209,685
Cardinal Health, Inc.†(a)	2,686	209,535
Centene Corp.†*	801	57,167
Cigna Corp.†(a)	2,159	276,330
CR Bard, Inc.†	30	7,055
DaVita HealthCare Partners, Inc.†*	116	8,969
Express Scripts Holding Co.†(a)*	5,800	439,640
HCA Holdings, Inc.†(b)*	3,215	247,587
Humana, Inc.†(a)	891	160,273
Laboratory Corp. of America Holdings†(a)*	762	99,266
McKesson Corp.†(a)	1,919	358,181
Patterson Cos., Inc.(a)(b)	779	37,306
Quest Diagnostics, Inc.†(a)	1,128	91,831
UnitedHealth Group, Inc.†	306	43,207
Universal Health Services, Inc., Class B(a)	679	91,054

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Zimmer Biomet Holdings, Inc.†(b)	1,626	$195,738

		3,248,616

Household & Personal Products — 1.7%
Church & Dwight Co., Inc.(a)	152	15,639
Estee Lauder Cos., Inc. (The), Class A(a)(b)	3,012	274,152

		289,791

Insurance — 1.0%
Aon PLC (United Kingdom)†	1,337	146,041
Marsh & McLennan Cos., Inc.†	159	10,885
Principal Financial Group, Inc.	19	781

		157,707

Materials — 10.8%
Alcoa, Inc.(b)	6,136	56,881
Avery Dennison Corp.†	432	32,292
Ball Corp.†	10	723
Dow Chemical Co. (The)†(a)	9,022	448,484
Eastman Chemical Co.†	989	67,153
Ecolab, Inc.†	74	8,776
El du Pont de Nemours & Co.†(a)	6,238	404,222
FMC Corp.†	922	42,698
International Flavors & Fragrances, Inc.†(b)	430	54,210
International Paper Co.†	1,427	60,476
LyondellBasell Industries NV, Class A (Netherlands)†	3,604	268,210
Martin Marietta Materials, Inc.†(b)	325	62,400
Nucor Corp.†(a)	2,695	133,160
PPG Industries, Inc.†	896	93,318
Sherwin-Williams Co. (The)†	232	68,131
Westrock Co.†	26	1,011

		1,802,145

Media — 7.1%
CBS Corp., Class B, non-voting shares†	3,789	206,273
Discovery Communications, Inc., Class A(b)*	5,301	133,744
Interpublic Group of Cos., Inc. (The)†(a)	3,398	78,494
News Corp., Class A†(a)	4,909	55,717
Omnicom Group, Inc.†	2,026	165,099
Scripps Networks Interactive, Inc., Class A(a)(b)	1,023	63,702

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
TEGNA, Inc.(a)(b)	1,875	$43,444
Time Warner, Inc.†	277	20,371
Twenty-First Century Fox, Inc., Class A(a)	15,546	420,519

		1,187,363

Pharmaceuticals, Biotechnology & Life Sciences — 18.1%
AbbVie, Inc.†	6,553	405,696
Amgen, Inc.†(a)	3,516	534,959
Biogen, Inc.†(a)*	1,849	447,125
Endo International PLC (Ireland)*	1,675	26,113
Gilead Sciences, Inc.†(a)	7,663	639,247
Mallinckrodt PLC (Ireland)†*	892	54,216
Merck & Co, Inc.†	7,182	413,755
Pfizer, Inc.†	13,847	487,553

		3,008,664

Real Estate — 0.0%
Weyerhaeuser Co., REIT	1	30

Retailing — 17.0%
AutoNation, Inc.(b)*	849	39,886
AutoZone, Inc.†(b)*	2	1,588
Bed Bath & Beyond, Inc.(a)(b)	1,381	59,687
Best Buy Co., Inc.(a)	2,745	83,997
CarMax, Inc.*	239	11,718
Dollar General Corp.†	2,126	199,844
Dollar Tree, Inc.†(a)*	1,871	176,323
Foot Locker, Inc.(a)(b)	1,157	63,473
Gap, Inc. (The)(a)(b)	3,353	71,151
Genuine Parts Co.†	490	49,612
Home Depot, Inc. (The)†(b)	2,452	313,096
Kohl’s Corp.(b)	1,580	59,914
L Brands, Inc.†(a)(b)	2,448	164,334
Lowe’s Cos., Inc.(a)(b)	2,477	196,104
Macy’s, Inc.†(a)	2,620	88,058
Nordstrom, Inc.(b)	1,466	55,781
Priceline Group, Inc. (The)†*	134	167,287
Ross Stores, Inc.	3,278	185,830
Signet Jewelers Ltd. (Bermuda)(b)	640	52,742
Staples, Inc.†	5,454	47,014
Target Corp.†	5,085	355,035
Tiffany & Co.(b)	1,070	64,885
TJX Cos., Inc. (The)†	3,804	293,783
Urban Outfitters, Inc.(a)*	991	27,252

		2,828,394

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 12.3%
Analog Devices, Inc.†(a)	2,663	$150,832
Applied Materials, Inc.†(a)	2,221	53,237
Intel Corp.†	9,631	315,897
Linear Technology Corp.(a)(b)	2,015	93,758
NVIDIA Corp.(b)	3,760	176,758
Qorvo, Inc.†(b)*	1,147	63,383
QUALCOMM, Inc.†	10,932	585,627
Skyworks Solutions, Inc.†(a)	1,553	98,274
Texas Instruments, Inc.†(a)(b)	6,676	418,251
Xilinx, Inc.†	2,157	99,502

		2,055,519

Software & Services — 13.1%
Accenture PLC, Class A (Ireland)†(a)(b)	796	90,179
Automatic Data Processing, Inc.(a)	267	24,529
CA, Inc.†(a)	3,482	114,314
Citrix Systems, Inc.*	162	12,975
CSRA, Inc.	1,330	31,162
eBay, Inc.†(a)*	9,965	233,281
International Business Machines Corp.†(b)	4,169	632,771
Intuit, Inc.(b)	2,036	227,238
Microsoft Corp.	1	51
Oracle Corp.†(a)(b)	12,593	515,432
Symantec Corp.(a)	5,548	113,956
Teradata Corp.(b)*	1,104	27,677
VeriSign, Inc.†*	1	86
Western Union Co. (The)(a)(b)	4,242	81,362
Xerox Corp.†	8,555	81,187

		2,186,200

Technology Hardware & Equipment — 15.4%
Amphenol Corp., Class A†	258	14,791
Apple, Inc.†(a)	6,733	643,675
Cisco Systems, Inc.†(a)	23,626	677,830
Corning, Inc.†	2,011	41,185
EMC Corp.†	4,308	117,048
F5 Networks, Inc.†(a)(b)*	572	65,117
FLIR Systems, Inc.	1	31
Harris Corp.†(a)	1,050	87,612
Hewlett Packard Enterprise Co.†(a)	14,634	267,363
HP, Inc.†	14,669	184,096
Juniper Networks, Inc.†(a)	3,242	72,913
NetApp, Inc.†(a)(b)	2,466	60,639
Seagate Technology PLC (Ireland)(b)	2,501	60,924

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TE Connectivity Ltd. (Switzerland)†	2,919	$166,704
Western Digital Corp.†(b)	2,367	111,864

		2,571,792

Telecommunication Services — 3.7%
AT&T, Inc.†	159	6,870
CenturyLink, Inc.(a)(b)	4,592	133,214
Frontier Communications Corp.(b)	144	711
Verizon Communications, Inc.†(a)	8,611	480,838

		621,633

Transportation — 5.0%
Alaska Air Group, Inc.(a)	1,012	58,990
CH Robinson Worldwide, Inc.†(a)	1,211	89,917
Delta Air Lines, Inc.†(a)	6,515	237,341
Expeditors International of Washington, Inc.†(a)	1,537	75,375
FedEx Corp.	57	8,651
Southwest Airlines Co.†(a)	5,216	204,519
Union Pacific Corp.†(a)	441	38,477
United Continental Holdings, Inc.†*	3,034	124,515

		837,785

Utilities — 0.5%
AGL Resources, Inc.	687	45,321
NRG Energy, Inc.†(a)	2,644	39,634
WEC Energy Group, Inc.	81	5,289

		90,244

TOTAL COMMON STOCKS (Cost $29,779,700)		30,782,525

TOTAL LONG POSITIONS - 184.7%		30,782,525

(Cost $29,779,700)**

SHORT POSITIONS — (85.8)%
COMMON STOCKS — (85.8)%
Automobiles & Components — (1.1)%
BorgWarner, Inc.	(273)	(8,059)
Delphi Automotive PLC (Jersey)	(1,038)	(64,979)
Johnson Controls, Inc.	(2,499)	(110,606)

		(183,644)

Banks — (0.9)%
Bank of America Corp.	(3,759)	(49,882)
Citigroup, Inc.	(1,401)	(59,388)
JPMorgan Chase & Co.	(485)	(30,138)
People’s United Financial, Inc.	(319)	(4,677)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
PNC Financial Services Group, Inc. (The)	(141)	$(11,476)
US Bancorp	(24)	(968)

		(156,529)

Capital Goods — (5.3)%
Acuity Brands, Inc.	(165)	(40,913)
Caterpillar, Inc.	(2,210)	(167,540)
Deere & Co.	(577)	(46,760)
Fastenal Co.	(1,096)	(48,651)
Fortune Brands Home & Security, Inc.	(566)	(32,811)
General Dynamics Corp.	(783)	(109,025)
Lockheed Martin Corp.	(768)	(190,595)
Northrop Grumman Corp.	(240)	(53,347)
Raytheon Co.	(1,127)	(153,216)
Rockwell Collins, Inc.	(516)	(43,932)

		(886,790)

Commercial & Professional Services — (1.7)%
Equifax, Inc.	(466)	(59,834)
Nielsen Holdings PLC (United Kingdom)	(1,385)	(71,978)
Republic Services, Inc.	(203)	(10,416)
Stericycle, Inc.*	(333)	(34,672)
Tyco International PLC (Ireland)	(1,613)	(68,714)
Verisk Analytics, Inc.*	(567)	(45,972)

		(291,586)

Consumer Durables & Apparel — (2.0)%
Hanesbrands, Inc.	(1,469)	(36,916)
Harman International Industries, Inc.	(272)	(19,535)
Mohawk Industries, Inc.*	(281)	(53,323)
Newell Brands, Inc.	(1,034)	(50,221)
NIKE, Inc., Class B	(1,505)	(83,076)
PulteGroup, Inc.	(1,358)	(26,467)
Under Armour, Inc., Class A*	(1,702)	(68,301)

		(337,839)

Consumer Services — (2.7)%
Carnival Corp. (Panama)	(2,750)	(121,550)
Chipotle Mexican Grill, Inc.*	(120)	(48,331)
McDonald’s Corp.	(426)	(51,265)
Royal Caribbean Cruises Ltd. (Liberia)	(819)	(54,996)
Starbucks Corp.	(2,266)	(129,434)
Wynn Resorts Ltd.	(398)	(36,075)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.	(153)	$(12,687)

		(454,338)

Diversified Financials — (1.4)%
American Express Co.	(543)	(32,993)
Ameriprise Financial, Inc.	(187)	(16,802)
Bank of New York Mellon Corp. (The)	(196)	(7,615)
Discover Financial Services	(67)	(3,590)
Goldman Sachs Group, Inc. (The)	(617)	(91,674)
Leucadia National Corp.	(936)	(16,221)
Morgan Stanley	(1,989)	(51,674)
Navient Corp.	(375)	(4,481)
State Street Corp.	(148)	(7,980)

		(233,030)

Energy — (12.6)%
Anadarko Petroleum Corp.	(1,994)	(106,180)
Apache Corp.	(1,397)	(77,771)
Cabot Oil & Gas Corp.	(1,788)	(46,023)
Chesapeake Energy Corp.*	(2,521)	(10,790)
Chevron Corp.	(2,725)	(285,662)
Cimarex Energy Co.	(372)	(44,387)
Concho Resources, Inc.*	(506)	(60,351)
ConocoPhillips	(4,063)	(177,147)
Devon Energy Corp.	(1,989)	(72,101)
EOG Resources, Inc.	(2,030)	(169,343)
EQT Corp.	(623)	(48,239)
Exxon Mobil Corp.	(2,982)	(279,533)
Hess Corp.	(1,238)	(74,404)
Kinder Morgan, Inc.	(1,208)	(22,614)
Marathon Oil Corp.	(3,163)	(47,477)
Marathon Petroleum Corp.	(2,084)	(79,109)
Newfield Exploration Co.*	(752)	(33,223)
Noble Energy, Inc.	(924)	(33,144)
Occidental Petroleum Corp.	(2,997)	(226,453)
Pioneer Natural Resources Co.	(422)	(63,811)
Southwestern Energy Co.*	(1,529)	(19,235)
Spectra Energy Corp.	(2,635)	(96,520)
Tesoro Corp.	(455)	(34,089)

		(2,107,606)

Food & Staples Retailing — (2.4)%
Costco Wholesale Corp.	(1,664)	(261,315)
Kroger Co. (The)	(3,797)	(139,692)

		(401,007)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (6.6)%
Coca-Cola Co. (The)	(6,444)	$(292,106)
Constellation Brands, Inc., Class A	(759)	(125,539)
Kellogg Co.	(1,295)	(105,737)
Kraft Heinz Co. (The)	(236)	(20,881)
McCormick & Co., Inc., non-voting shares	(343)	(36,588)
Mead Johnson Nutrition Co.	(719)	(65,249)
Molson Coors Brewing Co., Class B	(815)	(82,421)
Mondelez International, Inc., Class A	(1,035)	(47,103)
Monster Beverage Corp.*	(779)	(125,193)
PepsiCo, Inc.	(1,871)	(198,214)

		(1,099,031)

Health Care Equipment & Services — (6.4)%
Abbott Laboratories	(2,182)	(85,774)
Becton Dickinson and Co.	(781)	(132,450)
Boston Scientific Corp.*	(5,318)	(124,282)
Cerner Corp.*	(1,389)	(81,395)
DENTSPLY SIRONA, Inc.	(889)	(55,154)
Edwards Lifesciences Corp.*	(843)	(84,072)
Henry Schein, Inc.*	(311)	(54,985)
Hologic, Inc.*	(1,114)	(38,544)
Intuitive Surgical, Inc.*	(134)	(88,629)
Medtronic PLC (Ireland)	(1,021)	(88,592)
St Jude Medical, Inc.	(1,103)	(86,034)
Stryker Corp.	(912)	(109,285)
Varian Medical Systems, Inc.*	(362)	(29,767)

		(1,058,963)

Household & Personal Products — (1.6)%
Clorox Co. (The)	(490)	(67,811)
Colgate-Palmolive Co.	(1,419)	(103,871)
Kimberly-Clark Corp.	(513)	(70,527)
Procter & Gamble Co. (The)	(350)	(29,634)

		(271,843)

Insurance — (2.0)%
Aflac, Inc.	(77)	(5,556)
Allstate Corp. (The)	(397)	(27,770)
American International Group, Inc.	(1,726)	(91,288)
Arthur J Gallagher & Co.	(672)	(31,987)
Assurant, Inc.	(231)	(19,938)
Cincinnati Financial Corp.	(15)	(1,123)
Hartford Financial Services Group, Inc. (The)	(350)	(15,533)
Lincoln National Corp.	(25)	(969)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Loews Corp.	(452)	$(18,573)
MetLife, Inc.	(111)	(4,421)
Prudential Financial, Inc.	(256)	(18,263)
Torchmark Corp.	(12)	(742)
Travelers Cos, Inc. (The)	(219)	(26,070)
Willis Towers Watson PLC (Ireland)	(525)	(65,263)

		(327,496)

Materials — (4.2)%
Air Products & Chemicals, Inc.	(841)	(119,456)
CF Industries Holdings, Inc.	(915)	(22,052)
Freeport-McMoRan, Inc.	(4,891)	(54,486)
Monsanto Co.	(1,658)	(171,454)
Mosaic Co. (The)	(1,328)	(34,767)
Newmont Mining Corp.	(2,015)	(78,827)
Owens-Illinois, Inc.*	(221)	(3,980)
Praxair, Inc.	(1,083)	(121,718)
Sealed Air Corp.	(748)	(34,386)
Vulcan Materials Co.	(506)	(60,902)

		(702,028)

Media — (0.4)%
Viacom, Inc., Class B	(1,465)	(60,754)

Pharmaceuticals, Biotechnology & Life Sciences — (9.8)%
Agilent Technologies, Inc.	(1,001)	(44,404)
Alexion Pharmaceuticals, Inc.*	(885)	(103,333)
Allergan PLC (Ireland)*	(762)	(176,076)
Bristol-Myers Squibb Co.	(3,219)	(236,757)
Eli Lilly & Co.	(3,991)	(314,291)
Illumina, Inc.*	(579)	(81,280)
Johnson & Johnson	(857)	(103,954)
Mylan NV (Netherlands)*	(1,865)	(80,643)
PerkinElmer, Inc.	(438)	(22,960)
Perrigo Co. PLC (Ireland)	(514)	(46,604)
Regeneron Pharmaceuticals, Inc.*	(410)	(143,184)
Thermo Fisher Scientific, Inc.	(747)	(110,377)
Vertex Pharmaceuticals, Inc.*	(988)	(84,988)
Zoetis, Inc.	(1,883)	(89,367)

		(1,638,218)

Real Estate — (5.4)%
American Tower Corp., REIT	(1,601)	(181,890)
Apartment Investment & Management Co., Class A, REIT	(278)	(12,276)
AvalonBay Communities, Inc., REIT	(21)	(3,788)
Boston Properties, Inc., REIT	(23)	(3,034)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Crown Castle International Corp., REIT	(1,325)	$(134,395)
Equinix, Inc., REIT	(284)	(110,120)
Equity Residential, REIT	(918)	(63,232)
Federal Realty Investment Trust, REIT	(24)	(3,973)
HCP, Inc., REIT	(490)	(17,336)
Iron Mountain, Inc., REIT	(804)	(32,023)
Kimco Realty Corp., REIT	(912)	(28,619)
Macerich Co. (The), REIT	(527)	(45,000)
Public Storage, REIT	(679)	(173,546)
Realty Income Corp., REIT	(193)	(13,386)
UDR, Inc., REIT	(986)	(36,403)
Ventas, Inc., REIT	(186)	(13,544)
Vornado Realty Trust, REIT	(207)	(20,725)

		(893,290)

Retailing — (4.0)%
Advance Auto Parts, Inc.	(279)	(45,095)
Amazon.com, Inc.*	(325)	(232,576)
Expedia, Inc.	(609)	(64,737)
LKQ Corp.*	(1,163)	(36,867)
Netflix, Inc.*	(1,678)	(153,503)
O’Reilly Automotive, Inc.*	(51)	(13,826)
Tractor Supply Co.	(527)	(48,052)
TripAdvisor, Inc.*	(570)	(36,651)
Ulta Salon Cosmetics & Fragrance, Inc.*	(156)	(38,008)

		(669,315)

Semiconductors & Semiconductor Equipment — (2.1)%
Broadcom Ltd. (Singapore)	(1,420)	(220,668)
First Solar, Inc.*	(189)	(9,163)
Lam Research Corp.	(682)	(57,329)
Micron Technology, Inc.*	(4,070)	(56,003)

		(343,163)

Software & Services — (6.6)%
Activision Blizzard, Inc.	(1,466)	(58,098)
Adobe Systems, Inc.*	(1,776)	(170,123)
Akamai Technologies, Inc.*	(245)	(13,703)
Alliance Data Systems Corp.*	(235)	(46,041)
Alphabet, Inc., Class A*	(113)	(79,499)
Autodesk, Inc.*	(880)	(47,643)
Electronic Arts, Inc.*	(622)	(47,123)
Facebook, Inc., Class A*	(1,166)	(133,250)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fidelity National Information Services, Inc.	(981)	$(72,280)
Fiserv, Inc.*	(200)	(21,746)
Global Payments, Inc.	(508)	(36,261)
MasterCard, Inc., Class A	(29)	(2,554)
Paychex, Inc.	(276)	(16,422)
PayPal Holdings, Inc.*	(1,641)	(59,913)
Red Hat, Inc.*	(710)	(51,546)
salesforce.com inc*	(2,518)	(199,954)
Total System Services, Inc.	(682)	(36,221)

		(1,092,377)

Technology Hardware & Equipment — (0.3)%
Motorola Solutions, Inc.	(662)	(43,672)

Telecommunication Services — (0.4)%
Level 3 Communications, Inc.*	(1,399)	(72,034)

Transportation — (1.2)%
American Airlines Group, Inc.	(2,300)	(65,113)
CSX Corp.	(2,230)	(58,158)
Kansas City Southern	(423)	(38,108)
Norfolk Southern Corp.	(224)	(19,069)
Ryder System, Inc.	(210)	(12,839)

		(193,287)

Utilities — (4.7)%
Ameren Corp.	(178)	(9,537)
American Electric Power Co., Inc.	(597)	(41,844)
CenterPoint Energy, Inc.	(209)	(5,016)
CMS Energy Corp.	(51)	(2,339)
Consolidated Edison, Inc.	(91)	(7,320)
Dominion Resources, Inc.	(1,059)	(82,528)
Edison International	(536)	(41,631)
Entergy Corp.	(579)	(47,102)
Eversource Energy	(680)	(40,732)
Exelon Corp.	(2,620)	(95,263)
NextEra Energy, Inc.	(785)	(102,364)
NiSource, Inc.	(746)	(19,784)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PG&E Corp.	(678)	$(43,338)
Pinnacle West Capital Corp.	(219)	(17,752)
PPL Corp.	(7)	(264)
Public Service Enterprise Group, Inc.	(789)	(36,775)
SCANA Corp.	(266)	(20,126)
Southern Co. (The)	(2,024)	(108,547)
Xcel Energy, Inc.	(1,195)	(53,512)

		(775,774)

TOTAL COMMON STOCK (Proceeds $14,021,113)		(14,293,614)

TOTAL SECURITIES SOLD SHORT - (85.8)%		(14,293,614)

(Proceeds $14,021,113)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		175,634

NET ASSETS - 100.0%		$16,664,545

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At June 30, 2016, the market value of securities on loan was $4,269,013.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$29,779,700

Gross unrealized appreciation	$1,993,962
Gross unrealized depreciation	(991,137)

Net unrealized appreciation	$1,002,825

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
LONG POSITIONS — 146.8%
COMMON STOCKS — 146.8%
Automobiles & Components — 1.2%
BorgWarner, Inc.	17	$502
Ford Motor Co.	248	3,117
General Motors Co.†	338	9,565
Goodyear Tire & Rubber Co. (The)†	200	5,132
Harley-Davidson, Inc.(a)	115	5,210

		23,526

Banks — 2.9%
Bank of America Corp.	545	7,232
BB&T Corp.	47	1,674
Citigroup, Inc.	127	5,384
Citizens Financial Group, Inc.	32	639
Comerica, Inc.	11	452
Fifth Third Bancorp	47	827
Huntington Bancshares, Inc.	48	429
JPMorgan Chase & Co.†	220	13,671
KeyCorp.	51	564
M&T Bank Corp.	13	1,537
People’s United Financial, Inc.	19	279
PNC Financial Services Group, Inc. (The)†	30	2,442
Regions Financial Corp.	110	936
SunTrust Banks, Inc.	31	1,273
US Bancorp†	104	4,194
Wells Fargo & Co.†	305	14,436
Zions Bancorporation†	13	327

		56,296

Capital Goods — 12.4%
3M Co.†	34	5,954
Allegion PLC (Ireland)†	5	347
AMETEK, Inc.†	59	2,728
Boeing Co. (The)†	391	50,779
Cummins, Inc.†	131	14,730
Dover Corp.†	7	485
Emerson Electric Co.†	388	20,238
Flowserve Corp.†	97	4,381
Fluor Corp.†	104	5,125
Honeywell International, Inc.†	23	2,675
Illinois Tool Works, Inc.†	99	10,312
Jacobs Engineering Group, Inc.†*	79	3,935
L-3 Communications Holdings, Inc.†	54	7,921
Masco Corp.†	20	619
PACCAR, Inc.†	203	10,530
Parker-Hannifin Corp.†	86	9,292

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanta Services, Inc.†*	120	$2,774
Rockwell Automation, Inc.†	8	919
Roper Technologies, Inc.†	6	1,023
Snap-on, Inc.†	37	5,839
Stanley Black & Decker, Inc.†	115	12,790
Textron, Inc.†	205	7,495
TransDigm Group, Inc.*	3	791
United Rentals, Inc.†*	72	4,831
United Technologies Corp.†	497	50,967
WW Grainger, Inc.†	4	909

		238,389

Commercial & Professional Services — 0.8%
Cintas Corp.†	68	6,673
Dun & Bradstreet Corp. (The)†	24	2,924
Pitney Bowes, Inc.†	135	2,403
Republic Services, Inc.†	9	462
Robert Half International, Inc.†	90	3,434

		15,896

Consumer Durables & Apparel — 3.7%
Coach, Inc.	173	7,048
Garmin Ltd. (Switzerland)†	128	5,430
Hasbro, Inc.†	80	6,719
Lennar Corp., Class A†	13	599
Mattel, Inc.†	254	7,948
Michael Kors Holdings Ltd. (British Virgin Islands)†*	137	6,779
PVH Corp.†	61	5,748
Ralph Lauren Corp.†	63	5,646
VF Corp.†	276	16,971
Whirlpool Corp.†	48	7,999

		70,887

Consumer Services — 1.8%
Darden Restaurants, Inc.†	94	5,954
H&R Block, Inc.†	14	322
Interval Leisure Group, Inc.	—	5
Marriott International, Inc., Class A†(a)	102	6,779
McDonald’s Corp.†	35	4,212
Starwood Hotels & Resorts Worldwide, Inc.	126	9,318
Wyndham Worldwide Corp.†	85	6,055
Yum! Brands, Inc.	24	1,990

		34,635

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 7.8%
Affiliated Managers Group, Inc.†*	34	$4,786
American Express Co.†	19	1,154
Ameriprise Financial, Inc.	5	449
Bank of New York Mellon Corp. (The)	65	2,525
Berkshire Hathaway Inc., Class B†*	148	21,429
BlackRock, Inc.†	97	33,225
Capital One Financial Corp.	37	2,350
Charles Schwab Corp. (The)	159	4,024
CME Group, Inc.	156	15,194
Discover Financial Services†	25	1,340
E*TRADE Financial Corp.*	17	399
Franklin Resources, Inc.†	445	14,850
Intercontinental Exchange, Inc.	9	2,304
Invesco, Ltd. (Bermuda)†	266	6,794
Legg Mason, Inc.†	81	2,389
Moody’s Corp.†	84	7,872
Morgan Stanley	27	701
NASDAQ, Inc.†	105	6,790
Navient Corp.	14	167
Northern Trust Corp.	14	928
S&P Global, Inc.†	47	5,041
State Street Corp.	24	1,294
Synchrony Financial*	50	1,264
T Rowe Price Group, Inc.†	166	12,113

		149,382

Energy — 5.1%
Baker Hughes, Inc.†	273	12,320
Columbia Pipeline Group, Inc.†	25	637
Diamond Offshore Drilling, Inc.†	103	2,506
FMC Technologies, Inc.†*	170	4,534
Halliburton Co.	284	12,862
Helmerich & Payne, Inc.†	81	5,438
Murphy Oil Corp.(a)	108	3,429
National Oilwell Varco, Inc.†	281	9,456
ONEOK, Inc.	14	664
Range Resources Corp.†	127	5,479
Schlumberger Ltd. (Curacao)†(a)	272	21,510
Transocean Ltd. (Switzerland)†	272	3,234
Valero Energy Corp.†	291	14,841
Williams Cos., Inc. (The)	45	973

		97,883

Food & Staples Retailing — 7.6%
CVS Health Corp.†	510	48,827

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.†	336	$17,049
Walgreens Boots Alliance, Inc.†	368	30,643
Wal-Mart Stores, Inc.†	586	42,790
Whole Foods Market, Inc.(a)	203	6,500

		145,809

Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.†	215	14,826
Archer-Daniels-Midland Co.†	26	1,115
Brown-Forman Corp., Class B(a)	11	1,097
Campbell Soup Co.†	197	13,106
ConAgra Foods, Inc.†	278	13,291
Dr Pepper Snapple Group, Inc.†	1	97
General Mills, Inc.†	90	6,419
Hershey Co. (The)†(a)	138	15,662
Hormel Foods Corp.†	32	1,171
JM Smucker Co. (The)†	82	12,498
Kraft Heinz Co. (The)	71	6,282
Mondelez International, Inc., Class A	41	1,866
Reynolds American, Inc.†	95	5,123
Tyson Foods, Inc., Class A†	232	15,495

		108,048

Health Care Equipment & Services — 13.5%
Aetna, Inc.†(a)	223	27,235
AmerisourceBergen Corp.	99	7,853
Anthem, Inc.†	164	21,540
Baxter International, Inc.†	408	18,450
Cardinal Health, Inc.†	205	15,992
Centene Corp.†*	92	6,566
Cigna Corp.†	164	20,990
Danaher Corp.	42	4,242
Express Scripts Holding Co.†*	440	33,352
HCA Holdings, Inc.†*	245	18,867
Humana, Inc.†	40	7,195
Laboratory Corp. of America Holdings†*	56	7,295
McKesson Corp.†	145	27,064
Patterson Cos., Inc.	60	2,873
Quest Diagnostics, Inc.†	35	2,849
UnitedHealth Group, Inc.†	98	13,838
Universal Health Services, Inc., Class B	61	8,180
Zimmer Biomet Holdings, Inc.†	124	14,927

		259,308

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.9%
Church & Dwight Co., Inc.†	26	$2,675
Estee Lauder Cos., Inc. (The), Class A†	236	21,481
Procter & Gamble Co. (The)†	154	13,039

		37,195

Insurance — 1.0%
Aflac, Inc.†	25	1,804
Aon PLC (United Kingdom)†	17	1,857
Chubb Ltd. (Switzerland)	33	4,313
Cincinnati Financial Corp.†	9	674
Hartford Financial Services Group, Inc. (The)	18	799
Lincoln National Corp.	15	582
MetLife, Inc.	66	2,629
Principal Financial Group, Inc.	27	1,110
Progressive Corp. (The)	35	1,172
Prudential Financial, Inc.	21	1,498
Torchmark Corp.†	8	495
Travelers Cos, Inc. (The)†	6	714
Unum Group	15	477
XL Group PLC (Ireland)	27	899

		19,023

Materials — 6.5%
Dow Chemical Co. (The)†	764	37,979
Eastman Chemical Co.†	110	7,469
El du Pont de Nemours & Co.†	556	36,029
FMC Corp.†	100	4,631
International Flavors & Fragrances, Inc.†	4	504
International Paper Co.†	25	1,060
LyondellBasell Industries NV, Class A (Netherlands)†	329	24,484
Nucor Corp.†	238	11,760
Owens-Illinois, Inc.*	98	1,765

		125,681

Media — 5.9%
CBS Corp., Class B, non-voting shares†	289	15,733
Charter Communications, Inc., Class A*	—	72
Comcast Corp., Class A†	146	9,518
Discovery Communications, Inc., Class A†*	401	10,117
Interpublic Group of Cos., Inc. (The)†	301	6,953

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
News Corp., Class A†	426	$4,835
Omnicom Group, Inc.†(a)	153	12,468
Scripps Networks Interactive, Inc., Class A†(a)	81	5,044
TEGNA, Inc.†	166	3,846
Time Warner, Inc.	48	3,530
Twenty-First Century Fox, Inc., Class A†	1,185	32,054
Walt Disney Co. (The)†	102	9,978

		114,148

Pharmaceuticals, Biotechnology & Life Sciences — 14.2%
AbbVie, Inc.†	604	37,394
Amgen, Inc.†	320	48,688
Biogen, Inc.†*	140	33,855
Celgene Corp.*	56	5,523
Endo International PLC (Ireland)*	138	2,151
Gilead Sciences, Inc.†	629	52,471
Johnson & Johnson†	86	10,432
Mallinckrodt PLC (Ireland)†*	75	4,558
Merck & Co, Inc.†	468	26,961
Pfizer, Inc.†	1,463	51,512
Waters Corp.†*	4	563

		274,108

Real Estate — 0.9%
AvalonBay Communities, Inc., REIT†	8	1,443
Boston Properties, Inc., REIT†	9	1,187
CBRE Group, Inc., Class A, REIT†*	20	530
Digital Realty Trust, Inc., REIT(a)	8	872
Essex Property Trust, Inc., REIT†	3	684
Extra Space Storage, Inc., REIT(a)	7	648
Federal Realty Investment Trust, REIT†	4	662
General Growth Properties, Inc., REIT†	53	1,580
Host Hotels & Resorts, Inc., REIT(a)	45	729
Prologis, Inc., REIT	44	2,158
Simon Property Group, Inc., REIT†	18	3,904
SL Green Realty Corp., REIT(a)	7	745
Ventas, Inc., REIT	13	947
Vornado Realty Trust, REIT†	2	200
Welltower, Inc., REIT	21	1,600

		17,889

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 12.0%
AutoNation, Inc.†*	65	$3,054
AutoZone, Inc.*	2	1,588
Bed Bath & Beyond, Inc.†	114	4,927
Best Buy Co., Inc.†	243	7,436
CarMax, Inc.*	25	1,226
Dollar General Corp.†	166	15,604
Dollar Tree, Inc.†*	147	13,853
Foot Locker, Inc.†	103	5,651
Gap, Inc. (The)†	297	6,302
Genuine Parts Co.†	36	3,645
Home Depot, Inc. (The)†	271	34,604
Kohl’s Corp.†	140	5,309
L Brands, Inc.†(a)	185	12,419
Lowe’s Cos., Inc.†	266	21,059
Macy’s, Inc.†	232	7,797
Nordstrom, Inc.†	130	4,946
Ross Stores, Inc.†	251	14,229
Signet Jewelers Ltd. (Bermuda)(a)	49	4,038
Staples, Inc.†	482	4,155
Target Corp.†	385	26,881
Tiffany & Co.†	95	5,761
TJX Cos., Inc. (The)†	310	23,941
Urban Outfitters, Inc.†*	88	2,420

		230,845

Semiconductors & Semiconductor Equipment — 8.0%
Analog Devices, Inc.†	192	10,875
Applied Materials, Inc.	19	455
Intel Corp.†	1,020	33,456
Linear Technology Corp.†	146	6,793
Microchip Technology, Inc.	13	660
NVIDIA Corp.†	403	18,945
Qorvo, Inc.†(a)*	86	4,752
QUALCOMM, Inc.†	880	47,142
Skyworks Solutions, Inc.†*	119	7,530
Texas Instruments, Inc.†	248	15,537
Xilinx, Inc.†	163	7,519

		153,664

Software & Services — 13.3%
Accenture PLC, Class A (Ireland)†	122	13,821
Akamai Technologies, Inc.*	9	503
Alphabet, Inc., Class A†*	25	17,588
Automatic Data Processing, Inc.	63	5,788
CA, Inc.†	263	8,634

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Citrix Systems, Inc.†*	49	$3,924
Cognizant Technology Solutions Corp., Class A†*	37	2,118
CSRA, Inc.†	102	2,390
eBay, Inc.†*	884	20,694
Fiserv, Inc.*	5	544
International Business Machines Corp.†	320	48,570
Intuit, Inc.†	160	17,858
MasterCard, Inc., Class A	66	5,812
Microsoft Corp.†	411	21,031
Oracle Corp.†	1,152	47,151
Paychex, Inc.(a)	8	476
Symantec Corp.†	418	8,586
Teradata Corp.†*	98	2,457
VeriSign, Inc.(a)*	8	692
Visa, Inc., Class A†	144	10,680
Western Union Co. (The)†	375	7,192
Xerox Corp.†	729	6,918
Yahoo!, Inc.†*	57	2,141

		255,568

Technology Hardware & Equipment — 11.4%
Apple, Inc.†	763	72,943
Cisco Systems, Inc.†	1,911	54,827
EMC Corp.†	119	3,233
F5 Networks, Inc.†*	49	5,578
FLIR Systems, Inc.†	10	316
Harris Corp.†	80	6,675
Hewlett Packard Enterprise Co.†	1,105	20,188
HP, Inc.†	1,296	16,265
Juniper Networks, Inc.†	287	6,455
NetApp, Inc.†	218	5,361
Seagate Technology PLC (Ireland)†	216	5,262
TE Connectivity Ltd. (Switzerland)†	218	12,450
Western Digital Corp.†(a)	193	9,134

		218,687

Telecommunication Services — 3.5%
AT&T, Inc.†	448	19,358
CenturyLink, Inc.†	346	10,037
Verizon Communications, Inc.†	691	38,585

		67,980

Transportation — 4.3%
Alaska Air Group, Inc.	78	4,547

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.†	105	$7,796
Delta Air Lines, Inc.†	581	21,166
Expeditors International of Washington, Inc.†	122	5,983
FedEx Corp.	26	3,946
JB Hunt Transport Services, Inc.	6	486
Norfolk Southern Corp.	13	1,107
Southwest Airlines Co.†	398	15,606
Union Pacific Corp.†	54	4,712
United Continental Holdings, Inc.†*	273	11,204
United Parcel Service, Inc., Class B†	53	5,709

		82,262

Utilities — 1.5%
AES Corp.†	39	487
AGL Resources, Inc.	75	4,948
CMS Energy Corp.	2	92
DTE Energy Co.	10	991
Duke Energy Corp.	41	3,517
FirstEnergy Corp.	119	4,154
NRG Energy, Inc.†	235	3,523
PPL Corp.	22	830
TECO Energy, Inc.	14	387
WEC Energy Group, Inc.	164	10,709

		29,638

TOTAL COMMON STOCKS (Cost $2,838,968)		2,826,747

TOTAL LONG POSITIONS - 146.8%		2,826,747

(Cost $2,838,968)**

SHORT POSITIONS — (86.5)%
COMMON STOCKS — (86.5)%
Automobiles & Components — (1.2)%
Delphi Automotive PLC (Jersey)	(137)	(8,576)
Johnson Controls, Inc.	(330)	(14,606)

		(23,182)

Capital Goods — (5.7)%
Acuity Brands, Inc.	(21)	(5,207)
Caterpillar, Inc.	(293)	(22,212)
Deere & Co.	(13)	(1,054)
Eaton Corp. PLC (Ireland)	(226)	(13,506)
Fastenal Co.	(72)	(3,196)
Fortune Brands Home & Security, Inc.	(61)	(3,536)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.	(38)	$(5,291)
Ingersoll-Rand PLC (Ireland)	(62)	(3,948)
Lockheed Martin Corp.	(79)	(19,605)
Northrop Grumman Corp.	(5)	(1,111)
Pentair PLC (United Kingdom)	(87)	(5,071)
Raytheon Co.	(149)	(20,257)
Rockwell Collins, Inc.	(67)	(5,704)
Xylem, Inc.	(7)	(313)

		(110,011)

Commercial & Professional Services — (1.9)%
Equifax, Inc.	(60)	(7,704)
Nielsen Holdings PLC (United Kingdom)	(159)	(8,263)
Stericycle, Inc.*	(52)	(5,414)
Tyco International PLC (Ireland)	(213)	(9,074)
Verisk Analytics, Inc.*	(15)	(1,216)
Waste Management, Inc.	(81)	(5,368)

		(37,039)

Consumer Durables & Apparel — (2.4)%
DR Horton, Inc.	(188)	(5,918)
Hanesbrands, Inc.	(190)	(4,775)
Harman International Industries, Inc.	(42)	(3,016)
Leggett & Platt, Inc.	(11)	(562)
Mohawk Industries, Inc.*	(37)	(7,021)
Newell Brands, Inc.	(134)	(6,508)
NIKE, Inc., Class B	(106)	(5,851)
PulteGroup, Inc.	(216)	(4,210)
Under Armour, Inc., Class A*	(221)	(8,869)

		(46,730)

Consumer Services — (2.2)%
Carnival Corp. (Panama)	(258)	(11,404)
Chipotle Mexican Grill, Inc.*	(19)	(7,652)
Royal Caribbean Cruises Ltd. (Liberia)	(108)	(7,252)
Starbucks Corp.	(166)	(9,482)
Wynn Resorts Ltd.	(62)	(5,620)

		(41,410)

Energy — (14.7)%
Anadarko Petroleum Corp.	(305)	(16,241)
Apache Corp.	(185)	(10,299)
Cabot Oil & Gas Corp.	(256)	(6,589)
Chesapeake Energy Corp.*	(334)	(1,430)
Chevron Corp.	(292)	(30,610)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Cimarex Energy Co.	(58)	$(6,921)
Concho Resources, Inc.*	(80)	(9,542)
ConocoPhillips	(527)	(22,977)
Devon Energy Corp.	(262)	(9,498)
EOG Resources, Inc.	(281)	(23,441)
EQT Corp.	(94)	(7,278)
Exxon Mobil Corp.	(170)	(15,936)
Hess Corp.	(177)	(10,638)
Kinder Morgan, Inc.	(82)	(1,535)
Marathon Oil Corp.	(423)	(6,349)
Marathon Petroleum Corp.	(329)	(12,489)
Newfield Exploration Co.*	(101)	(4,462)
Noble Energy, Inc.	(154)	(5,524)
Occidental Petroleum Corp.	(413)	(31,206)
Phillips 66	(211)	(16,741)
Pioneer Natural Resources Co.	(73)	(11,038)
Southwestern Energy Co.*	(241)	(3,032)
Spectra Energy Corp.	(416)	(15,238)
Tesoro Corp.	(60)	(4,495)

		(283,509)

Food & Staples Retailing — (2.6)%
Costco Wholesale Corp.	(203)	(31,879)
Kroger Co. (The)	(471)	(17,328)

		(49,207)

Food, Beverage & Tobacco — (6.9)%
Coca-Cola Co. (The)	(673)	(30,507)
Constellation Brands, Inc., Class A	(101)	(16,705)
Kellogg Co.	(102)	(8,328)
McCormick & Co., Inc., non-voting shares	(24)	(2,560)
Mead Johnson Nutrition Co.	(80)	(7,260)
Molson Coors Brewing Co., Class B	(108)	(10,922)
Monster Beverage Corp.*	(102)	(16,392)
PepsiCo, Inc.	(109)	(11,547)
Philip Morris International, Inc.	(279)	(28,380)

		(132,601)

Health Care Equipment & Services — (6.5)%
Abbott Laboratories	(61)	(2,398)
Becton Dickinson and Co.	(105)	(17,807)
Boston Scientific Corp.*	(678)	(15,845)
Cerner Corp.*	(181)	(10,607)
CR Bard, Inc.	(37)	(8,701)
DaVita HealthCare Partners, Inc.*	(103)	(7,964)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DENTSPLY SIRONA, Inc.	(117)	$(7,259)
Edwards Lifesciences Corp.*	(113)	(11,270)
Henry Schein, Inc.*	(41)	(7,249)
Hologic, Inc.*	(148)	(5,121)
Intuitive Surgical, Inc.*	(17)	(11,244)
Medtronic PLC (Ireland)	(6)	(521)
St Jude Medical, Inc.	(142)	(11,076)
Stryker Corp.	(39)	(4,673)
Varian Medical Systems, Inc.*	(48)	(3,947)

		(125,682)

Household & Personal Products — (0.8)%
Clorox Co. (The)	(64)	(8,857)
Colgate-Palmolive Co.	(59)	(4,319)
Kimberly-Clark Corp.	(18)	(2,475)

		(15,651)

Insurance — (1.6)%
Arthur J Gallagher & Co.	(89)	(4,236)
Assurant, Inc.	(10)	(863)
Marsh & McLennan Cos., Inc.	(260)	(17,800)
Willis Towers Watson PLC (Ireland)	(69)	(8,577)

		(31,476)

Materials — (6.2)%
Air Products & Chemicals, Inc.	(108)	(15,340)
Alcoa, Inc.	(598)	(5,543)
Avery Dennison Corp.	(45)	(3,364)
Ball Corp.	(69)	(4,988)
CF Industries Holdings, Inc.	(144)	(3,470)
Ecolab, Inc.	(6)	(712)
Freeport-McMoRan, Inc.	(774)	(8,622)
Martin Marietta Materials, Inc.	(31)	(5,952)
Monsanto Co.	(213)	(22,026)
Mosaic Co. (The)	(175)	(4,582)
PPG Industries, Inc.	(78)	(8,124)
Praxair, Inc.	(84)	(9,441)
Sealed Air Corp.	(99)	(4,551)
Sherwin-Williams Co. (The)	(40)	(11,747)
Vulcan Materials Co.	(54)	(6,499)
WestRock Co.	(128)	(4,975)

		(119,936)

Media — (0.2)%
Viacom, Inc., Class B	(79)	(3,276)

Pharmaceuticals, Biotechnology & Life Sciences — (9.3)%
Alexion Pharmaceuticals, Inc.*	(123)	(14,361)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Allergan PLC (Ireland)*	(92)	$(21,260)
Bristol-Myers Squibb Co.	(318)	(23,389)
Eli Lilly & Co.	(513)	(40,399)
Illumina, Inc.*	(82)	(11,511)
Mylan NV (Netherlands)*	(246)	(10,637)
PerkinElmer, Inc.	(55)	(2,883)
Perrigo Co. PLC (Ireland)	(83)	(7,526)
Regeneron Pharmaceuticals, Inc.*	(56)	(19,557)
Thermo Fisher Scientific, Inc.	(47)	(6,945)
Vertex Pharmaceuticals, Inc.*	(156)	(13,419)
Zoetis, Inc.	(166)	(7,878)

		(179,765)

Real Estate — (5.4)%
American Tower Corp., REIT	(211)	(23,972)
Apartment Investment & Management Co., Class A, REIT	(3)	(132)
Crown Castle International Corp., REIT	(186)	(18,866)
Equinix, Inc., REIT	(38)	(14,734)
Equity Residential, REIT	(50)	(3,444)
HCP, Inc., REIT	(1)	(35)
Iron Mountain, Inc., REIT	(106)	(4,222)
Kimco Realty Corp., REIT	(27)	(847)
Macerich Co. (The), REIT	(27)	(2,306)
Public Storage, REIT	(88)	(22,492)
UDR, Inc., REIT	(60)	(2,215)
Weyerhaeuser Co., REIT	(379)	(11,283)

		(104,548)

Retailing — (4.2)%
Advance Auto Parts, Inc.	(37)	(5,980)
Amazon.com, Inc.*	(20)	(14,312)
Expedia, Inc.	(96)	(10,205)
LKQ Corp.*	(153)	(4,850)
Netflix, Inc.*	(265)	(24,242)
Priceline Group, Inc. (The)*	(5)	(6,242)
Tractor Supply Co.	(68)	(6,200)
TripAdvisor, Inc.*	(90)	(5,787)
Ulta Salon Cosmetics & Fragrance, Inc.*	(8)	(1,949)

		(79,767)

Semiconductors & Semiconductor Equipment — (2.4)%
Broadcom Ltd.	(190)	(29,526)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
First Solar, Inc.*	(28)	$(1,357)
Lam Research Corp.	(87)	(7,313)
Micron Technology, Inc.*	(642)	(8,834)

		(47,030)

Software & Services — (4.8)%
Activision Blizzard, Inc.	(49)	(1,942)
Adobe Systems, Inc.*	(228)	(21,840)
Alliance Data Systems Corp.*	(37)	(7,249)
Autodesk, Inc.*	(139)	(7,525)
Electronic Arts, Inc.*	(4)	(303)
Facebook, Inc., Class A*	(17)	(1,943)
Fidelity National Information Services, Inc.	(74)	(5,452)
Global Payments, Inc.	(65)	(4,640)
PayPal Holdings, Inc.*	(44)	(1,606)
Red Hat, Inc.*	(112)	(8,131)
salesforce.com inc*	(332)	(26,364)
Total System Services, Inc.	(87)	(4,621)

		(91,616)

Technology Hardware & Equipment — (0.8)%
Amphenol Corp., Class A	(152)	(8,714)
Motorola Solutions, Inc.	(88)	(5,805)

		(14,519)

Telecommunication Services — (0.5)%
Frontier Communications Corp.	(17)	(84)
Level 3 Communications, Inc.*	(179)	(9,217)

		(9,301)

Transportation — (0.9)%
American Airlines Group, Inc.	(297)	(8,408)
Kansas City Southern	(67)	(6,036)
Ryder System, Inc.	(33)	(2,018)

		(16,462)

Utilities — (5.3)%
Ameren Corp.	(20)	(1,072)
American Electric Power Co., Inc.	(70)	(4,906)
Consolidated Edison, Inc.	(10)	(804)
Dominion Resources, Inc.	(128)	(9,975)
Edison International	(83)	(6,447)
Entergy Corp.	(70)	(5,694)
Eversource Energy	(92)	(5,511)
Exelon Corp.	(336)	(12,217)
NextEra Energy, Inc.	(101)	(13,170)
NiSource, Inc.	(104)	(2,758)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PG&E Corp.	(110)	$(7,031)
Pinnacle West Capital Corp.	(30)	(2,432)
Public Service Enterprise Group, Inc.	(115)	(5,360)
SCANA Corp.	(31)	(2,345)
Sempra Energy	(4)	(456)
Southern Co. (The)	(260)	(13,944)
Xcel Energy, Inc.	(187)	(8,374)

		(102,496)

TOTAL COMMON STOCK (Proceeds $1,624,306)		(1,665,214)

TOTAL SECURITIES SOLD SHORT - (86.5)%		(1,665,214)

(Proceeds $1,624,306)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%		764,160

NET ASSETS - 100.0%		$1,925,693

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2016, the market value of securities on loan was $60,057.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,838,968

Gross unrealized appreciation	$93,833
Gross unrealized depreciation	(106,054)

Net unrealized depreciation	$(12,221)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
LONG POSITIONS — 181.2%
COMMON STOCKS — 181.2%
Automobiles & Components — 1.6%
Ford Motor Co.†(a)	9,267	$116,489
General Motors Co.†(a)	10,628	300,772
Goodyear Tire & Rubber Co. (The)†(a)	3,843	98,611
Harley-Davidson, Inc.(b)	2,616	118,505

		634,377

Banks — 4.7%
Bank of America Corp.†(a)	17,169	227,833
BB&T Corp.(a)	1,758	62,602
Citigroup, Inc.†(a)	4,327	183,422
Citizens Financial Group, Inc.(a)	1,061	21,199
Comerica, Inc.(a)	351	14,437
Fifth Third Bancorp	1,546	27,194
Huntington Bancshares, Inc.(a)	1,982	17,719
JPMorgan Chase & Co.†(a)	7,157	444,736
KeyCorp.†(a)	1,690	18,674
M&T Bank Corp.(b)	418	49,420
People’s United Financial, Inc.(a)	461	6,758
PNC Financial Services Group, Inc. (The)†(a)	999	81,309
Regions Financial Corp.	3,994	33,989
SunTrust Banks, Inc.†(a)	1,014	41,655
US Bancorp†(a)	3,476	140,187
Wells Fargo & Co.†(a)	10,188	482,198
Zions Bancorporation(a)	410	10,303

		1,863,635

Capital Goods — 14.8%
3M Co.†	1,075	188,254
Allegion PLC (Ireland)	338	23,467
AMETEK, Inc.†(a)(b)	2,504	115,760
Boeing Co. (The)(a)(b)	8,766	1,138,440
Cummins, Inc.(a)(b)	2,462	276,827
Dover Corp.(a)	1,280	88,730
Eaton Corp. PLC (Ireland)†	756	45,156
Emerson Electric Co.†(a)(b)	8,988	468,814
Flowserve Corp.(b)	1,873	84,603
Fluor Corp.(b)	2,011	99,102
Honeywell International, Inc.†	907	105,502
Illinois Tool Works, Inc.†	2,975	309,876
Ingersoll-Rand PLC (Ireland)†(a)	1,091	69,475
Jacobs Engineering Group, Inc.*	1,764	87,865
L-3 Communications Holdings, Inc.†(a)	1,117	163,853

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masco Corp.†	661	$20,451
Northrop Grumman Corp.†	99	22,006
PACCAR, Inc.(a)(b)	4,766	247,212
Parker-Hannifin Corp.(a)	1,945	210,157
Quanta Services, Inc.†(a)(b)*	2,218	51,280
Rockwell Automation, Inc.(a)	639	73,370
Roper Technologies, Inc.(a)	213	36,329
Snap-on, Inc.	840	132,569
Stanley Black & Decker, Inc.†(a)	2,169	241,236
Textron, Inc.(a)	3,884	141,999
TransDigm Group, Inc.(a)*	135	35,598
United Rentals, Inc.(a)*	1,291	86,626
United Technologies Corp.†(a)	11,108	1,139,125
WW Grainger, Inc.(b)	364	82,719
Xylem, Inc.†(b)	281	12,547

		5,798,948

Commercial & Professional Services — 1.1%
Cintas Corp.†(b)	1,546	151,709
Dun & Bradstreet Corp. (The)(a)	521	63,479
Pitney Bowes, Inc.†(a)(b)	2,759	49,110
Republic Services, Inc.(a)	390	20,011
Robert Half International, Inc.†(a)(b)	1,897	72,390
Waste Management, Inc.	930	61,631

		418,330

Consumer Durables & Apparel — 3.9%
Coach, Inc.(b)	4,015	163,571
Garmin Ltd. (Switzerland)	2,733	115,934
Hasbro, Inc.(a)	1,804	151,518
Leggett & Platt, Inc.†(a)(b)	522	26,679
Lennar Corp., Class A	431	19,869
Mattel, Inc.(b)	4,918	153,884
Michael Kors Holdings Ltd. (British Virgin Islands)(a)(b)*	2,608	129,044
PVH Corp.†	1,170	110,249
Ralph Lauren Corp.(a)(b)	1,197	107,275
VF Corp.†(a)(b)	6,025	370,477
Whirlpool Corp.†(a)	1,098	182,971

		1,531,471

Consumer Services — 2.2%
Darden Restaurants, Inc.†(a)	1,819	115,215
H&R Block, Inc.(a)	443	10,189
Marriott International, Inc., Class A(b)	3,443	228,822

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.†(a)	1,132	$136,225
Starwood Hotels & Resorts Worldwide, Inc.†(a)	2,449	181,104
Wyndham Worldwide Corp.(b)	1,616	115,108
Yum! Brands, Inc.†	815	67,580

		854,243

Diversified Financials — 10.2%
Affiliated Managers Group, Inc.†*	777	109,378
American Express Co.†	992	60,274
Ameriprise Financial, Inc.†	164	14,735
Bank of New York Mellon Corp. (The)†(a)	2,159	83,877
Berkshire Hathaway Inc., Class B†(a)*	4,948	716,421
BlackRock, Inc.†(a)	2,298	787,134
Capital One Financial Corp.†	1,279	81,229
Charles Schwab Corp. (The)†(a)	4,970	125,791
CME Group, Inc.†(a)	4,277	416,580
Discover Financial Services†(a)	831	44,533
E*TRADE Financial Corp.(a)*	561	13,178
Franklin Resources, Inc.†(a)	8,469	282,611
Goldman Sachs Group, Inc. (The)†	28	4,160
Intercontinental Exchange, Inc.(a)	324	82,931
Invesco, Ltd. (Bermuda)†(a)	6,029	153,981
Legg Mason, Inc.†(a)	1,546	45,592
Leucadia National Corp.(a)	50	866
Moody’s Corp.†(a)	2,433	227,996
Morgan Stanley†(a)	1,503	39,048
NASDAQ, Inc.†(a)	2,376	153,656
Navient Corp.(a)	416	4,971
Northern Trust Corp.†	458	30,347
S&P Global, Inc.†	1,731	185,667
State Street Corp.†(a)	744	40,116
Synchrony Financial†(a)*	1,749	44,215
T Rowe Price Group, Inc.(a)(b)	3,585	261,597

		4,010,884

Energy — 5.8%
Baker Hughes, Inc.(a)	6,327	285,538
Columbia Pipeline Group, Inc.(a)	805	20,519
Diamond Offshore Drilling, Inc.(b)	1,981	48,198
FMC Technologies, Inc.†(a)*	3,268	87,158
Halliburton Co.†(b)	7,397	335,010
Helmerich & Payne, Inc.(b)	1,560	104,723
Murphy Oil Corp.(b)	2,488	78,994

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.(a)(b)	5,448	$183,325
ONEOK, Inc.	540	25,623
Range Resources Corp.(b)	2,451	105,736
Schlumberger Ltd. (Curacao)†(b)	7,242	572,665
Transocean Ltd. (Switzerland)(b)	5,275	62,720
Valero Energy Corp.(a)(b)	6,704	341,904
Williams Cos., Inc. (The)	1,506	32,575

		2,284,688

Food & Staples Retailing — 9.3%
CVS Health Corp.†(a)	12,353	1,182,676
Sysco Corp.(b)	8,131	412,567
Walgreens Boots Alliance, Inc.†	9,511	791,981
Wal-Mart Stores, Inc.†	15,276	1,115,454
Whole Foods Market, Inc.(b)	4,693	150,270

		3,652,948

Food, Beverage & Tobacco — 7.2%
Altria Group, Inc.†	7,129	491,616
Brown-Forman Corp., Class B(b)	394	39,305
Campbell Soup Co.(b)	4,464	296,990
ConAgra Foods, Inc.†(a)	6,305	301,442
Dr Pepper Snapple Group, Inc.†	216	20,872
General Mills, Inc.†	3,204	228,509
Hershey Co. (The)(b)	3,093	351,025
Hormel Foods Corp.(b)	1,520	55,632
JM Smucker Co. (The)†(a)	1,715	261,383
Kellogg Co.†	27	2,205
Kraft Heinz Co. (The)†	2,245	198,638
McCormick & Co., Inc., non-voting shares†	117	12,480
Mondelez International, Inc., Class A†	1,470	66,900
Reynolds American, Inc.†(a)	3,208	173,007
Tyson Foods, Inc., Class A(a)(b)	4,888	326,470

		2,826,474

Health Care Equipment & Services — 15.9%
Aetna, Inc.†(a)	5,065	618,588
AmerisourceBergen Corp.†(a)	3,066	243,195
Anthem, Inc.†	3,797	498,698
Baxter International, Inc.(a)	7,798	352,626
Cardinal Health, Inc.†(a)	4,710	367,427
Centene Corp.*	2,415	172,359
Cigna Corp.†(a)	3,706	474,331

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Danaher Corp.†	1,382	$139,582
Express Scripts Holding Co.(a)*	9,325	706,835
HCA Holdings, Inc.(b)*	5,687	437,956
Humana, Inc.†	1,296	233,124
Laboratory Corp. of America Holdings†(a)*	1,497	195,014
McKesson Corp.†(a)	3,251	606,799
Medtronic PLC (Ireland)(a)	453	39,307
Patterson Cos., Inc.(b)	1,379	66,040
Quest Diagnostics, Inc.†	1,154	93,947
UnitedHealth Group, Inc.†	3,270	461,724
Universal Health Services, Inc., Class B†(a)	1,402	188,008
Zimmer Biomet Holdings, Inc.†(b)	2,876	346,213

		6,241,773

Household & Personal Products — 2.7%
Church & Dwight Co., Inc.(a)	1,316	135,403
Estee Lauder Cos., Inc. (The), Class A(a)(b)	5,480	498,790
Procter & Gamble Co. (The)	5,034	426,229

		1,060,422

Insurance — 1.8%
Aflac, Inc.†(a)	833	60,109
Allstate Corp. (The)†	169	11,822
Aon PLC (United Kingdom)(a)	1,137	124,195
Assurant, Inc.	13	1,122
Chubb Ltd. (Switzerland)	1,121	146,526
Cincinnati Financial Corp.	329	24,639
Hartford Financial Services Group, Inc. (The)	492	21,835
Lincoln National Corp.(a)	479	18,571
Loews Corp.(a)	88	3,616
MetLife, Inc.†	2,202	87,706
Principal Financial Group, Inc.†(a)	854	35,108
Progressive Corp. (The)(a)	1,170	39,195
Prudential Financial, Inc.†(a)	668	47,655
Torchmark Corp.†	243	15,022
Travelers Cos, Inc. (The)†	265	31,546
Unum Group(a)	477	15,164
XL Group PLC (Ireland)(a)	906	30,179

		714,010

Materials — 7.3%
Alcoa, Inc.(b)	5,096	47,240

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Avery Dennison Corp.†	380	$28,405
Dow Chemical Co. (The)†	16,223	806,445
Eastman Chemical Co.†(a)	2,135	144,966
Ecolab, Inc.†	78	9,251
El du Pont de Nemours & Co.†	12,398	803,390
FMC Corp.(a)	1,895	87,757
International Flavors & Fragrances, Inc.(a)	297	37,443
International Paper Co.†	1,327	56,238
LyondellBasell Industries NV, Class A (Netherlands)†	6,181	459,990
Martin Marietta Materials, Inc.(a)	266	51,072
Nucor Corp.†(a)(b)	4,593	226,940
Owens-Illinois, Inc.*	1,783	32,112
PPG Industries, Inc.†	771	80,300

		2,871,549

Media — 7.2%
CBS Corp., Class B, non-voting shares†(a)	6,559	357,072
Comcast Corp., Class A†(a)	4,871	317,541
Discovery Communications, Inc., Class A(a)(b)*	9,102	229,643
Interpublic Group of Cos., Inc. (The)†(a)	5,814	134,303
News Corp., Class A(a)	8,379	95,102
Omnicom Group, Inc.(b)	3,435	279,918
Scripps Networks Interactive, Inc., Class A(a)(b)	1,863	116,009
TEGNA, Inc.(b)	3,143	72,823
Time Warner, Inc.†	1,583	116,414
Twenty-First Century Fox, Inc., Class A(a)	27,501	743,902
Viacom, Inc., Class B†	398	16,505
Walt Disney Co. (The)(a)	3,412	333,762

		2,812,994

Pharmaceuticals, Biotechnology & Life Sciences — 17.8%
AbbVie, Inc.†(b)	15,480	958,367
Amgen, Inc.†(a)	7,690	1,170,034
Biogen Inc.†(a)*	3,165	765,360
Celgene Corp.†(a)*	1,889	186,312
Endo International PLC (Ireland)*	3,180	49,576
Gilead Sciences, Inc.(a)(b)	14,391	1,200,497
Johnson & Johnson†	3,564	432,313

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mallinckrodt PLC (Ireland)*	1,579	$95,972
Merck & Co, Inc.†	12,994	748,584
Pfizer, Inc.†(a)	38,317	1,349,142
Waters Corp.†*	162	22,785

		6,978,942

Real Estate — 1.7%
Apartment Investment & Management Co., Class A, REIT	31	1,369
AvalonBay Communities, Inc., REIT(a)	251	45,278
Boston Properties, Inc., REIT†(a)	308	40,625
CBRE Group, Inc., Class A, REIT(b)*	673	17,821
Digital Realty Trust, Inc., REIT(b)	294	32,043
Essex Property Trust, Inc., REIT(a)	131	29,880
Extra Space Storage, Inc., REIT(b)	254	23,505
Federal Realty Investment Trust, REIT(a)	108	17,879
General Growth Properties, Inc., REIT†(a)	1,772	52,841
HCP, Inc., REIT†	235	8,314
Host Hotels & Resorts, Inc., REIT(a)(b)	1,497	24,266
Kimco Realty Corp., REIT(a)	66	2,071
Macerich Co. (The), REIT	35	2,989
Prologis, Inc., REIT(a)	1,435	70,372
Realty Income Corp., REIT(b)	282	19,560
Simon Property Group, Inc., REIT†	621	134,695
SL Green Realty Corp., REIT(b)	251	26,724
Ventas, Inc., REIT(b)	442	32,186
Vornado Realty Trust, REIT†	111	11,113
Welltower, Inc., REIT†(a)	716	54,538

		648,069

Retailing — 14.1%
AutoNation, Inc.(b)*	1,489	69,953
AutoZone, Inc.(b)*	89	70,652
Bed Bath & Beyond, Inc.(b)	2,255	97,461
Best Buy Co., Inc.(a)(b)	4,681	143,239
CarMax, Inc.*	1,166	57,169
Dollar General Corp.†(a)	4,034	379,196
Dollar Tree, Inc.(a)*	3,405	320,887
Foot Locker, Inc.(a)(b)	1,964	107,745
Gap, Inc. (The)(a)(b)	5,750	122,015
Genuine Parts Co.(a)	1,396	141,345
Home Depot, Inc. (The)†(a)(b)	7,345	937,883

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.(a)(b)	2,673	$101,360
L Brands, Inc.†(a)(b)	4,161	279,328
Lowe’s Cos., Inc.†	7,288	576,991
Macy’s, Inc.†(a)	4,455	149,733
Nordstrom, Inc.(a)(b)	2,505	95,315
O’Reilly Automotive, Inc.*	72	19,519
Ross Stores, Inc.†(a)(b)	5,772	327,215
Signet Jewelers Ltd. (Bermuda)(b)	1,132	93,288
Staples, Inc.†(a)	9,338	80,494
Target Corp.(b)	8,576	598,776
Tiffany & Co.†(a)(b)	1,820	110,365
TJX Cos., Inc. (The)(a)	8,145	629,038
Urban Outfitters, Inc.†(a)*	1,692	46,530

		5,555,497

Semiconductors & Semiconductor Equipment — 9.1%
Analog Devices, Inc.†(a)	4,425	250,632
Applied Materials, Inc.†	1,829	43,841
Intel Corp.†	27,819	912,463
KLA-Tencor Corp.	313	22,927
Lam Research Corp.	42	3,531
Linear Technology Corp.(a)(b)	3,405	158,435
Microchip Technology, Inc.(b)	409	20,761
NVIDIA Corp.(a)(b)	6,939	326,202
Qorvo, Inc.(b)*	1,840	101,678
QUALCOMM, Inc.†(b)	18,053	967,099
Skyworks Solutions, Inc.(a)	2,748	173,893
Texas Instruments, Inc.†	7,102	444,940
Xilinx, Inc.†	3,665	169,066

		3,595,468

Software & Services — 17.5%
Accenture PLC, Class A (Ireland)(a)(b)	3,610	408,977
Akamai Technologies, Inc.†*	125	6,991
Alphabet, Inc., Class A†(a)*	937	659,208
Automatic Data Processing, Inc.†(a)	2,454	225,449
CA, Inc.(a)	5,961	195,700
Citrix Systems, Inc.†*	1,802	144,322
Cognizant Technology Solutions Corp., Class A†(a)*	1,216	69,604
CSRA, Inc.†(a)	2,354	55,154
eBay, Inc.†(a)*	16,515	386,616
Fiserv, Inc.(a)*	157	17,071
International Business Machines Corp.†(b)	7,839	1,189,803

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.(a)(b)	3,697	$412,622
MasterCard, Inc., Class A†(a)	2,211	194,701
Microsoft Corp.†(a)	13,947	713,668
Oracle Corp.†(a)(b)	30,060	1,230,356
Paychex, Inc.(a)(b)	249	14,816
Symantec Corp.(a)(b)	8,842	181,615
Teradata Corp.†(b)*	1,869	46,856
VeriSign, Inc.(b)*	298	25,765
Visa, Inc., Class A(a)(b)	4,796	355,719
Western Union Co. (The)(b)	7,104	136,255
Xerox Corp.†	14,636	138,896
Yahoo!, Inc.†(a)*	1,903	71,477

		6,881,641

Technology Hardware & Equipment — 13.3%
Apple, Inc.†(a)	20,980	2,005,688
Cisco Systems, Inc.†(a)	43,428	1,245,949
Corning, Inc.†	2,318	47,473
EMC Corp.†	4,368	118,679
F5 Networks, Inc.†(a)*	967	110,083
FLIR Systems, Inc.(a)	354	10,956
Harris Corp.†(a)	1,798	150,025
Hewlett Packard Enterprise Co.†(a)	24,909	455,087
HP, Inc.†	24,693	309,897
Juniper Networks, Inc.†(a)(b)	5,581	125,517
NetApp, Inc.†(b)	4,113	101,139
Seagate Technology PLC (Ireland)(b)	4,312	105,040
TE Connectivity Ltd. (Switzerland)†	5,104	291,489
Western Digital Corp.†(b)	3,433	162,264

		5,239,286

Telecommunication Services — 5.2%
AT&T, Inc.†	14,608	631,212
CenturyLink, Inc.(a)(b)	7,891	228,918
Frontier Communications Corp.(b)	1,276	6,303
Verizon Communications, Inc.†	20,823	1,162,756

		2,029,189

Transportation — 5.0%
Alaska Air Group, Inc.(a)	1,790	104,339
CH Robinson Worldwide, Inc.†(a)(b)	2,066	153,400
Delta Air Lines, Inc.†	11,148	406,122
Expeditors International of Washington, Inc.†(a)	2,623	128,632
FedEx Corp.†	933	141,611

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.	226	$18,290
Norfolk Southern Corp.(a)	438	37,287
Southwest Airlines Co.†(a)	9,228	361,830
Union Pacific Corp.†	2,057	179,473
United Continental Holdings, Inc.†(a)*	4,902	201,178
United Parcel Service, Inc., Class B†	2,294	247,110

		1,979,272

Utilities — 1.8%
AES Corp.†(a)	1,322	16,499
AGL Resources, Inc.(a)	1,743	114,986
American Water Works Co., Inc.	298	25,184
CenterPoint Energy, Inc.	319	7,656
CMS Energy Corp.	311	14,262
DTE Energy Co.	361	35,782
Duke Energy Corp.	991	85,018
FirstEnergy Corp.	1,878	65,561
NRG Energy, Inc.†	4,550	68,204
PPL Corp.	441	16,648
TECO Energy, Inc.	504	13,931
WEC Energy Group, Inc.	3,808	248,662

		712,393

TOTAL COMMON STOCKS (Cost $69,835,495)		71,196,503

TOTAL LONG POSITIONS - 181.2%		71,196,503

(Cost $69,835,495)**

SHORT POSITIONS — (82.2)%
COMMON STOCKS — (82.2)%
Automobiles & Components — (1.2)%
Delphi Automotive PLC (Jersey)	(2,833)	(177,346)
Johnson Controls, Inc.	(6,816)	(301,680)

		(479,026)

Capital Goods — (5.1)%
Acuity Brands, Inc.	(450)	(111,582)
Caterpillar, Inc.	(6,030)	(457,134)
Fastenal Co.	(2,877)	(127,710)
Fortune Brands Home & Security, Inc.	(1,380)	(79,999)
General Dynamics Corp.	(1,118)	(155,670)
Lockheed Martin Corp.	(1,769)	(439,013)
Pentair PLC (United Kingdom)	(1,872)	(109,119)
Raytheon Co.	(3,075)	(418,046)
Rockwell Collins, Inc.	(1,350)	(114,939)

		(2,013,212)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (1.8)%
Equifax, Inc.	(1,233)	$(158,317)
Nielsen Holdings PLC (United Kingdom)	(3,699)	(192,237)
Stericycle, Inc.*	(878)	(91,417)
Tyco International PLC (Ireland)	(4,401)	(187,483)
Verisk Analytics, Inc.*	(891)	(72,242)

		(701,696)

Consumer Durables & Apparel — (2.4)%
DR Horton, Inc.	(3,839)	(120,852)
Hanesbrands, Inc.	(3,909)	(98,233)
Harman International Industries, Inc.	(720)	(51,710)
Mohawk Industries, Inc.*	(767)	(145,546)
Newell Brands, Inc.	(2,777)	(134,879)
NIKE, Inc., Class B	(2,517)	(138,938)
PulteGroup, Inc.	(3,583)	(69,833)
Under Armour, Inc., Class A*	(4,506)	(180,826)

		(940,817)

Consumer Services — (2.1)%
Carnival Corp. (Panama)	(5,466)	(241,597)
Chipotle Mexican Grill, Inc.*	(303)	(122,036)
Royal Caribbean Cruises Ltd. (Liberia)	(2,235)	(150,080)
Starbucks Corp.	(3,631)	(207,403)
Wynn Resorts Ltd.	(1,053)	(95,444)

		(816,560)

Energy — (13.6)%
Anadarko Petroleum Corp.	(5,285)	(281,426)
Apache Corp.	(3,845)	(214,051)
Cabot Oil & Gas Corp.	(4,815)	(123,938)
Chesapeake Energy Corp.*	(6,988)	(29,909)
Chevron Corp.	(5,197)	(544,802)
Cimarex Energy Co.	(981)	(117,053)
Concho Resources, Inc.*	(1,362)	(162,446)
ConocoPhillips	(11,120)	(484,832)
Devon Energy Corp.	(5,426)	(196,692)
EOG Resources, Inc.	(5,588)	(466,151)
EQT Corp.	(1,663)	(128,766)
Exxon Mobil Corp.	(1,484)	(139,110)
Hess Corp.	(3,279)	(197,068)
Kinder Morgan, Inc.	(4,181)	(78,268)
Marathon Oil Corp.	(8,746)	(131,277)
Marathon Petroleum Corp.	(5,488)	(208,324)
Newfield Exploration Co.*	(2,051)	(90,613)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Noble Energy, Inc.	(3,326)	$(119,304)
Occidental Petroleum Corp.	(7,910)	(597,680)
Phillips 66	(4,737)	(375,834)
Pioneer Natural Resources Co.	(1,635)	(247,228)
Southwestern Energy Co.*	(4,035)	(50,760)
Spectra Energy Corp.	(7,083)	(259,450)
Tesoro Corp.	(1,241)	(92,976)

		(5,337,958)

Food & Staples Retailing — (2.7)%
Costco Wholesale Corp.	(4,440)	(697,258)
Kroger Co. (The)	(9,746)	(358,555)

		(1,055,813)

Food, Beverage & Tobacco — (6.6)%
Archer-Daniels-Midland Co.	(5,294)	(227,060)
Coca-Cola Co. (The)	(11,851)	(537,206)
Constellation Brands, Inc., Class A	(2,046)	(338,408)
Mead Johnson Nutrition Co.	(1,946)	(176,600)
Molson Coors Brewing Co., Class B	(2,223)	(224,812)
Monster Beverage Corp.*	(2,102)	(337,812)
PepsiCo, Inc.	(1,889)	(200,121)
Philip Morris International, Inc.	(5,456)	(554,984)

		(2,597,003)

Health Care Equipment & Services — (6.7)%
Abbott Laboratories	(1,226)	(48,194)
Becton Dickinson and Co.	(2,196)	(372,420)
Boston Scientific Corp.*	(14,028)	(327,834)
Cerner Corp.*	(3,638)	(213,187)
CR Bard, Inc.	(760)	(178,722)
DaVita HealthCare Partners, Inc.*	(2,137)	(165,233)
DENTSPLY SIRONA, Inc.	(2,425)	(150,447)
Edwards Lifesciences Corp.*	(2,194)	(218,808)
Henry Schein, Inc.*	(849)	(150,103)
Hologic, Inc.*	(2,943)	(101,828)
Intuitive Surgical, Inc.*	(372)	(246,045)
St Jude Medical, Inc.	(2,940)	(229,320)
Stryker Corp.	(1,348)	(161,531)
Varian Medical Systems, Inc.*	(990)	(81,408)

		(2,645,080)

Household & Personal Products — (0.6)%
Clorox Co. (The)	(1,329)	(183,920)
Colgate-Palmolive Co.	(887)	(64,928)

		(248,848)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (1.6)%
Arthur J Gallagher & Co.	(1,835)	$(87,346)
Marsh & McLennan Cos., Inc.	(5,401)	(369,752)
Willis Towers Watson PLC (Ireland)	(1,433)	(178,136)

		(635,234)

Materials — (5.5)%
Air Products & Chemicals, Inc.	(2,237)	(317,743)
Ball Corp.	(1,418)	(102,507)
CF Industries Holdings, Inc.	(2,413)	(58,153)
Freeport-McMoRan, Inc.	(12,965)	(144,430)
Monsanto Co.	(4,436)	(458,727)
Mosaic Co. (The)	(3,623)	(94,850)
Newmont Mining Corp.	(2,040)	(79,805)
Praxair, Inc.	(2,611)	(293,450)
Sealed Air Corp.	(2,042)	(93,871)
Sherwin-Williams Co. (The)	(931)	(273,407)
Vulcan Materials Co.	(1,251)	(150,570)
WestRock Co.	(2,610)	(101,451)

		(2,168,964)

Pharmaceuticals, Biotechnology & Life Sciences — (9.5)%
Agilent Technologies, Inc.	(1,255)	(55,672)
Alexion Pharmaceuticals, Inc.*	(2,321)	(271,000)
Allergan PLC (Ireland)*	(2,000)	(462,180)
Bristol-Myers Squibb Co.	(6,507)	(478,590)
Eli Lilly & Co.	(10,875)	(856,406)
Illumina, Inc.*	(1,524)	(213,939)
Mylan NV (Netherlands)*	(5,088)	(220,005)
PerkinElmer, Inc.	(1,129)	(59,182)
Perrigo Co. PLC (Ireland)	(1,483)	(134,464)
Regeneron Pharmaceuticals, Inc.*	(1,080)	(377,168)
Thermo Fisher Scientific, Inc.	(1,181)	(174,505)
Vertex Pharmaceuticals, Inc.*	(2,623)	(225,630)
Zoetis, Inc.	(4,492)	(213,190)

		(3,741,931)

Real Estate — (5.2)%
American Tower Corp., REIT	(4,338)	(492,840)
Crown Castle International Corp., REIT	(3,495)	(354,498)
Equinix, Inc., REIT	(776)	(300,878)
Equity Residential, REIT	(902)	(62,130)
Iron Mountain, Inc., REIT	(2,191)	(87,268)
Public Storage, REIT	(1,792)	(458,017)
UDR, Inc., REIT	(1,107)	(40,870)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Weyerhaeuser Co., REIT	(7,854)	$(233,814)

		(2,030,315)

Retailing — (3.5)%
Advance Auto Parts, Inc.	(762)	(123,162)
Amazon.com, Inc.*	(175)	(125,234)
Expedia, Inc.	(1,601)	(170,186)
LKQ Corp.*	(3,174)	(100,616)
Netflix, Inc.*	(4,428)	(405,073)
Priceline Group, Inc. (The)*	(103)	(128,586)
Tractor Supply Co.	(1,380)	(125,828)
TripAdvisor, Inc.*	(1,508)	(96,964)
Ulta Salon Cosmetics & Fragrance, Inc.*	(410)	(99,892)

		(1,375,541)

Semiconductors & Semiconductor Equipment — (2.0)%
Broadcom Ltd. (Singapore)	(4,018)	(624,397)
First Solar, Inc.*	(681)	(33,015)
Micron Technology, Inc.*	(10,739)	(147,769)

		(805,181)

Software & Services — (5.1)%
Activision Blizzard, Inc.	(2,251)	(89,207)
Adobe Systems, Inc.*	(4,815)	(461,229)
Alliance Data Systems Corp.*	(611)	(119,707)
Autodesk, Inc.*	(2,326)	(125,930)
Electronic Arts, Inc.*	(852)	(64,548)
Fidelity National Information Services, Inc.	(2,227)	(164,085)
Global Payments, Inc.	(1,339)	(95,578)
PayPal Holdings, Inc.*	(2,438)	(89,011)
Red Hat, Inc.*	(1,876)	(136,198)
salesforce.com inc*	(6,905)	(548,326)
Total System Services, Inc.	(1,833)	(97,351)

		(1,991,170)

Technology Hardware & Equipment — (0.8)%
Amphenol Corp., Class A	(3,189)	(182,825)
Motorola Solutions, Inc.	(1,808)	(119,274)

		(302,099)

Telecommunication Services — (0.5)%
Level 3 Communications, Inc.*	(3,698)	(190,410)

Transportation — (0.8)%
American Airlines Group, Inc.	(6,065)	(171,700)
Kansas City Southern	(1,119)	(100,811)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Ryder System, Inc.	(556)	$(33,994)

		(306,505)

Utilities — (4.9)%
Ameren Corp.	(418)	(22,396)
American Electric Power Co., Inc.	(1,360)	(95,322)
Consolidated Edison, Inc.	(150)	(12,066)
Dominion Resources, Inc.	(2,541)	(198,020)
Edison International	(1,420)	(110,291)
Entergy Corp.	(1,398)	(113,727)
Eversource Energy	(1,606)	(96,199)
Exelon Corp.	(6,401)	(232,740)
NextEra Energy, Inc.	(1,994)	(260,018)
NiSource, Inc.	(1,609)	(42,671)
PG&E Corp.	(2,041)	(130,461)
Pinnacle West Capital Corp.	(678)	(54,959)
Public Service Enterprise Group, Inc.	(1,754)	(81,754)
SCANA Corp.	(618)	(46,758)
Sempra Energy	(18)	(2,052)
Southern Co. (The)	(5,260)	(282,094)
Xcel Energy, Inc.	(3,067)	(137,340)

		(1,918,868)

TOTAL COMMON STOCK (Proceeds $31,958,795)		(32,302,231)

TOTAL SECURITIES SOLD SHORT - (82.2)%		(32,302,231)

(Proceeds $31,958,795)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		412,407

NET ASSETS - 100.0%		$39,306,679

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At June 30, 2016, the market value of securities on loan was $11,811,932.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$69,835,495

Gross unrealized appreciation	$2,955,227
Gross unrealized depreciation	(1,594,219)

Net unrealized appreciation	$1,361,008

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 100.0%
Automobiles & Components — 0.8%
General Motors Co.	298	$8,433
Goodyear Tire & Rubber Co. (The)	146	3,746
Harley-Davidson, Inc.	99	4,485

		16,664

Banks — 0.0%
Citigroup, Inc.	2	85

Capital Goods — 11.6%
3M Co.	38	6,655
Allegion PLC (Ireland)	45	3,124
AMETEK, Inc.	125	5,779
Boeing Co. (The)	233	30,260
Cummins, Inc.	96	10,794
Dover Corp.	48	3,327
Eaton Corp. PLC (Ireland)	111	6,630
Emerson Electric Co.	348	18,152
Fastenal Co.	4	178
Flowserve Corp.	71	3,207
Fluor Corp.	76	3,745
Honeywell International, Inc.	32	3,722
Illinois Tool Works, Inc.	141	14,687
Ingersoll-Rand PLC (Ireland)	142	9,043
Jacobs Engineering Group, Inc.*	67	3,337
L-3 Communications Holdings, Inc.	43	6,308
Masco Corp.	154	4,765
Northrop Grumman Corp.	5	1,111
PACCAR, Inc.	191	9,907
Parker-Hannifin Corp.	74	7,996
Pentair PLC (Ireland)	30	1,749
Quanta Services, Inc.*	89	2,058
Rockwell Automation, Inc.	69	7,923
Roper Technologies, Inc.	8	1,364
Snap-on, Inc.	31	4,892
Stanley Black & Decker, Inc.	84	9,342
Textron, Inc.	149	5,447
United Rentals, Inc.*	52	3,489
United Technologies Corp.	412	42,251
WW Grainger, Inc.	33	7,499
Xylem, Inc.	32	1,429

		240,170

Commercial & Professional Services — 1.0%
Cintas Corp.	59	5,790
Dun & Bradstreet Corp. (The)	20	2,437
Pitney Bowes, Inc.	108	1,922

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.	20	$1,026
Robert Half International, Inc.	72	2,747
Waste Management, Inc.	95	6,296

		20,218

Consumer Durables & Apparel — 3.0%
Coach, Inc.	150	6,111
Garmin Ltd. (Switzerland)	103	4,369
Hasbro, Inc.	68	5,711
Leggett & Platt, Inc.	73	3,731
Mattel, Inc.	186	5,820
Michael Kors Holdings Ltd. (British Virgin Islands)*	100	4,948
NIKE, Inc., Class B	35	1,932
PVH Corp.	45	4,240
Ralph Lauren Corp.	46	4,122
VF Corp.	233	14,327
Whirlpool Corp.	42	6,999

		62,310

Consumer Services — 1.1%
Darden Restaurants, Inc.	70	4,434
Marriott International, Inc., Class A	112	7,443
Starwood Hotels & Resorts Worldwide, Inc.	92	6,803
Wyndham Worldwide Corp.	62	4,416

		23,096

Diversified Financials — 4.3%
Affiliated Managers Group, Inc.*	29	4,082
American Express Co.	18	1,094
BlackRock, Inc.	62	21,237
Charles Schwab Corp. (The)	22	557
CME Group, Inc.	112	10,909
E*TRADE Financial Corp.*	37	869
Franklin Resources, Inc.	324	10,812
Invesco, Ltd. (Bermuda)	227	5,798
Legg Mason, Inc.	59	1,740
Moody’s Corp.	101	9,465
Morgan Stanley	15	390
NASDAQ, Inc.	90	5,820
S&P Global, Inc.	56	6,007
T Rowe Price Group, Inc.	136	9,924

		88,704

Energy — 2.1%
Baker Hughes, Inc.	238	10,741

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Diamond Offshore Drilling, Inc.	75	$1,825
FMC Technologies, Inc.*	152	4,054
Helmerich & Payne, Inc.	59	3,961
Murphy Oil Corp.	94	2,984
National Oilwell Varco, Inc.	205	6,898
Range Resources Corp.	93	4,012
Schlumberger Ltd. (Curacao)	67	5,335
Transocean Ltd. (Switzerland)	199	2,366
Valero Energy Corp.	43	2,193

		44,369

Food & Staples Retailing — 4.3%
CVS Health Corp.	284	27,190
Sysco Corp.	306	15,526
Walgreens Boots Alliance, Inc.	207	17,237
Wal-Mart Stores, Inc.	328	23,951
Whole Foods Market, Inc.	178	5,700

		89,604

Food, Beverage & Tobacco — 4.3%
Altria Group, Inc.	177	12,206
Brown-Forman Corp., Class B	37	3,691
Campbell Soup Co.	168	11,177
ConAgra Foods, Inc.	238	11,379
General Mills, Inc.	140	9,985
Hershey Co. (The)	118	13,392
Hormel Foods Corp.	113	4,136
JM Smucker Co. (The)	66	10,059
McCormick & Co., Inc., non-voting shares	1	107
Tyson Foods, Inc., Class A	201	13,425

		89,557

Health Care Equipment & Services — 10.8%
Aetna, Inc.	190	23,205
AmerisourceBergen Corp.	107	8,487
Anthem, Inc.	143	18,782
Baxter International, Inc.	300	13,566
Cardinal Health, Inc.	178	13,886
Centene Corp.*	71	5,067
Cigna Corp.	139	17,791
CR Bard, Inc.	37	8,701
Express Scripts Holding Co.*	360	27,288
HCA Holdings, Inc.*	213	16,403
Humana, Inc.	48	8,634

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings*	56	$7,295
McKesson Corp.	109	20,345
Patterson Cos., Inc.	52	2,490
Quest Diagnostics, Inc.	76	6,187
UnitedHealth Group, Inc.	43	6,072
Universal Health Services, Inc., Class B	52	6,973
Zimmer Biomet Holdings, Inc.	107	12,881

		224,053

Household & Personal Products — 1.4%
Church & Dwight Co., Inc.	53	5,453
Estee Lauder Cos., Inc. (The), Class A	203	18,477
Procter & Gamble Co. (The)	68	5,758

		29,688

Insurance — 1.1%
Aon PLC (United Kingdom)	141	15,401
Cincinnati Financial Corp.	1	75
Lincoln National Corp.	16	620
Marsh & McLennan Cos., Inc.	94	6,435
Principal Financial Group, Inc.	2	82
Prudential Financial, Inc.	2	143

		22,756

Materials — 6.5%
Alcoa, Inc.	302	2,799
Avery Dennison Corp.	49	3,663
Dow Chemical Co. (The)	603	29,975
Eastman Chemical Co.	81	5,500
Ecolab, Inc.	19	2,253
El du Pont de Nemours & Co.	456	29,549
FMC Corp.	73	3,381
International Flavors & Fragrances, Inc.	44	5,547
International Paper Co.	137	5,806
LyondellBasell Industries NV, Class A (Netherlands)	238	17,712
Martin Marietta Materials, Inc.	36	6,912
Nucor Corp.	174	8,597
Owens-Illinois, Inc.*	26	468
Sherwin-Williams Co. (The)	34	9,985
Vulcan Materials Co.	16	1,926

		134,073

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — 4.1%
CBS Corp., Class B, non-voting shares	250	$13,610
Comcast Corp., Class A	39	2,542
Discovery Communications, Inc., Class A*	342	8,629
Interpublic Group of Cos., Inc. (The)	219	5,059
News Corp., Class A	317	3,598
Omnicom Group, Inc.	131	10,675
Scripps Networks Interactive, Inc., Class A	69	4,297
TEGNA, Inc.	122	2,827
Time Warner, Inc.	63	4,633
Twenty-First Century Fox, Inc., Class A	984	26,617
Walt Disney Co. (The)	33	3,228

		85,715

Pharmaceuticals, Biotechnology & Life Sciences — 8.0%
AbbVie, Inc.	310	19,192
Amgen, Inc.	164	24,953
Biogen, Inc.*	119	28,777
Endo International PLC (Ireland)*	120	1,871
Gilead Sciences, Inc.	478	39,875
Johnson & Johnson	23	2,790
Mallinckrodt PLC (Ireland)*	62	3,768
Merck & Co, Inc.	355	20,451
Pfizer, Inc.	648	22,816
Waters Corp.*	7	984

		165,477

Real Estate — 0.2%
HCP, Inc., REIT	7	248
Iron Mountain, Inc., REIT	20	797
Ventas, Inc., REIT	14	1,019
Welltower, Inc., REIT	14	1,066

		3,130

Retailing — 9.2%
AutoNation, Inc.*	56	2,631
AutoZone, Inc.*	4	3,175
Bed Bath & Beyond, Inc.	90	3,890
Best Buy Co., Inc.	180	5,508
CarMax, Inc.*	103	5,050
Dollar General Corp.	146	13,724
Dollar Tree, Inc.*	125	11,780
Foot Locker, Inc.	75	4,114

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Gap, Inc. (The)	217	$4,605
Genuine Parts Co.	79	7,999
Home Depot, Inc. (The)	133	16,983
Kohl’s Corp.	102	3,868
L Brands, Inc.	158	10,606
Lowe’s Cos., Inc.	169	13,380
Macy’s, Inc.	170	5,714
Nordstrom, Inc.	95	3,615
Priceline Group, Inc. (The)*	9	11,236
Ross Stores, Inc.	218	12,358
Signet Jewelers Ltd. (Bermuda)	43	3,544
Staples, Inc.	353	3,043
Target Corp.	328	22,901
Tiffany & Co.	69	4,184
TJX Cos., Inc. (The)	196	15,137
Urban Outfitters, Inc.*	65	1,788

		190,833

Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	172	9,742
Applied Materials, Inc.	69	1,654
Broadcom Ltd. (Singapore)	—	46
Intel Corp.	514	16,859
Linear Technology Corp.	130	6,049
Microchip Technology, Inc.	24	1,218
NVIDIA Corp.	293	13,774
Qorvo, Inc.*	74	4,089
QUALCOMM, Inc.	588	31,499
Skyworks Solutions, Inc.	103	6,518
Texas Instruments, Inc.	388	24,308
Xilinx, Inc.	139	6,412

		122,168

Software & Services — 6.9%
Accenture PLC, Class A (Ireland)	87	9,856
Automatic Data Processing, Inc.	68	6,247
CA, Inc.	226	7,420
Citrix Systems, Inc.*	63	5,046
CSRA, Inc.	89	2,085
eBay, Inc.*	643	15,053
International Business Machines Corp.	230	34,909
Intuit, Inc.	138	15,402
Oracle Corp.	677	27,710
Symantec Corp.	358	7,353
Teradata Corp.*	72	1,805

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Visa, Inc., Class A	10	$742
Western Union Co. (The)	274	5,255
Xerox Corp.	552	5,238

		144,121

Technology Hardware & Equipment — 7.9%
Amphenol Corp., Class A	95	5,446
Apple, Inc.	423	40,439
Cisco Systems, Inc.	1,240	35,576
Corning, Inc.	172	3,523
EMC Corp.	331	8,993
F5 Networks, Inc.*	38	4,326
FLIR Systems, Inc.	19	588
Harris Corp.	68	5,674
Hewlett Packard Enterprise Co.	955	17,448
HP, Inc.	947	11,885
Juniper Networks, Inc.	210	4,723
NetApp, Inc.	160	3,934
Seagate Technology PLC (Ireland)	162	3,946
TE Connectivity Ltd. (Switzerland)	195	11,136
Western Digital Corp.	154	7,265

		164,902

Telecommunication Services — 1.8%
AT&T, Inc.	57	2,463
CenturyLink, Inc.	296	8,587
Verizon Communications, Inc.	474	26,468

		37,518

Transportation — 3.4%
Alaska Air Group, Inc.	68	3,964
CH Robinson Worldwide, Inc.	78	5,792
Delta Air Lines, Inc.	421	15,337
Expeditors International of Washington, Inc.	99	4,855
FedEx Corp.	26	3,946

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.	1	$81
Norfolk Southern Corp.	7	596
Southwest Airlines Co.	346	13,567
Union Pacific Corp.	99	8,638
United Continental Holdings, Inc.*	198	8,126
United Parcel Service, Inc., Class B	53	5,709

		70,611

Utilities — 0.3%
AGL Resources, Inc.	56	3,694
NRG Energy, Inc.	171	2,563

		6,257

TOTAL COMMON STOCKS - 100.0% (Cost $1,968,924)**		2,076,079

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(776)

NET ASSETS - 100.0%		$2,075,303

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,968,924

Gross unrealized appreciation	$164,287
Gross unrealized depreciation	(57,132)

Net unrealized appreciation	$107,155

PLC	Public Limited Company
S&P	Standard & Poor’s
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
LONG POSITIONS — 121.7%
COMMON STOCKS — 121.7%
Automobiles & Components — 1.9%
American Axle & Manufacturing Holdings, Inc.†*	173,771	$2,516,204
Cooper Tire & Rubber Co.†(a)	26,635	794,256
Cooper-Standard Holding, Inc.†(a)*	13,327	1,052,700
Dorman Products, Inc.*	177	10,124
Ford Motor Co.†	79,033	993,445
General Motors Co.†	42,959	1,215,740
Gentex Corp.†(a)(b)	87,142	1,346,344
Harley-Davidson, Inc.†(a)	13,791	624,732
Lear Corp.†(a)	30,927	3,147,132
Motorcar Parts of America, Inc.*	212	5,762
Superior Industries International, Inc.†(a)	15,197	406,976
Thor Industries, Inc.†(b)	10,691	692,135
Tower International, Inc.†(a)	16,383	337,162
Visteon Corp.†(a)	26,628	1,752,389
Winnebago Industries, Inc.(b)	3,412	78,203

		14,973,304

Capital Goods — 13.6%
3M Co.†	608	106,473
AAR Corp.	338	7,889
Advanced Drainage Systems, Inc.†	23,913	654,499
Aegion Corp.†*	40,315	786,546
AGCO Corp.†	3,627	170,941
Air Lease Corp.	3,954	105,888
Allegion PLC (Ireland)†	8,385	582,171
American Railcar Industries, Inc.†(b)	13,806	544,923
American Woodmark Corp.†(a)*	14,441	958,594
AMETEK, Inc.†(a)	17,482	808,193
AO Smith Corp.	1,113	98,066
Apogee Enterprises, Inc.†	27,980	1,296,873
Argan, Inc.	3,465	144,560
Astec Industries, Inc.	686	38,519
AZZ, Inc.†	2,044	122,599
Barnes Group, Inc.†	4,154	137,580
Boeing Co. (The)†	24,987	3,245,062
Briggs & Stratton Corp.	511	10,823
CAE, Inc. (Canada)	5,578	67,438
Carlisle Cos, Inc.†(a)	44,594	4,712,694
Chart Industries, Inc.†(a)*	95,366	2,301,182
Chicago Bridge & Iron Co. NV (Netherlands)†	67,646	2,342,581
CIRCOR International, Inc.†	12,502	712,489

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
CLARCOR, Inc.†(a)	3,329	$202,503
Colfax Corp.†*	12,093	319,981
Comfort Systems USA, Inc.†	17,290	563,135
Continental Building Products, Inc.†(a)*	83,615	1,858,761
Crane Co.†	4,808	272,710
Cummins, Inc.†	12,603	1,417,081
Curtiss-Wright Corp.(a)	3,521	296,644
Deere & Co.†(b)	4,244	343,934
DigitalGlobe, Inc.*	365	7,807
Dover Corp.†	7,211	499,867
EMCOR Group, Inc.†	5,133	252,852
Emerson Electric Co.†	93,983	4,902,153
Encore Wire Corp.†(a)(b)	6,377	237,735
EnerSys, Inc.†	9,346	555,807
Engility Holdings, Inc.*	1,092	23,063
Federal Signal Corp.†	61,420	791,090
Flowserve Corp.†(b)	54,155	2,446,181
Fluor Corp.†	32,933	1,622,938
Gibraltar Industries, Inc.†(a)*	44,873	1,416,641
Global Brass & Copper Holdings, Inc.(a)	13,463	367,405
Gorman-Rupp Co. (The)	1,437	39,388
H&E Equipment Services, Inc.	228	4,339
HD Supply Holdings, Inc.†*	29,426	1,024,613
Hillenbrand, Inc.	3,078	92,463
Hubbell, Inc.†	9,885	1,042,571
Huntington Ingalls Industries, Inc.†	18,119	3,044,536
Illinois Tool Works, Inc.†	12,731	1,326,061
Insteel Industries, Inc.	340	9,721
Jacobs Engineering Group, Inc.†(a)*	30,107	1,499,630
Joy Global, Inc.†	311,793	6,591,304
KBR, Inc.†(a)	166,728	2,207,479
Kennametal, Inc.†(a)	126,831	2,804,233
KLX, Inc.†*	7,245	224,595
L-3 Communications Holdings, Inc.†	6,012	881,900
Lydall, Inc.†(a)*	9,245	356,487
Manitowoc Co., Inc. (The)†	36,210	197,344
Masco Corp.†(a)	19,980	618,181
MRC Global, Inc.†(b)*	326,884	4,645,022
Mueller Industries, Inc.†(a)	43,721	1,393,825
National Presto Industries, Inc.†	4,918	464,013
NCI Building Systems, Inc.†*	17,935	286,781
NOW, Inc.†(b)*	128,520	2,331,353

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Owens Corning	167	$8,604
PACCAR, Inc.†	8,695	451,010
Parker-Hannifin Corp.†(a)	30,042	3,246,038
Patrick Industries, Inc.†*	7,340	442,529
Ply Gem Holdings, Inc.(a)*	2,838	41,350
Quanta Services, Inc.†*	2,818	65,152
Regal Beloit Corp.†	11,454	630,543
Rexnord Corp.†*	29,015	569,564
Rockwell Automation, Inc.†	8,076	927,286
Roper Technologies, Inc.†(a)	4,774	814,253
Simpson Manufacturing Co., Inc.†	3,590	143,492
SiteOne Landscape Supply, Inc.*	504	17,131
Snap-on, Inc.†	4,421	697,722
Spirit AeroSystems Holdings, Inc., Class A†*	68,123	2,929,289
SPX Corp.†(a)	105,026	1,559,636
SPX FLOW, Inc.†*	54,925	1,431,895
Standex International Corp.†(b)	4,451	367,786
Stanley Black & Decker, Inc.†	11,670	1,297,937
Teledyne Technologies, Inc.†(a)*	3,062	303,291
Textron, Inc.†	20,687	756,317
Thermon Group Holdings, Inc.†(a)(b)*	21,384	410,787
TransDigm Group, Inc.†*	2,637	695,351
Triumph Group, Inc.†(a)	63,573	2,256,842
United Rentals, Inc.†(a)*	85,678	5,748,994
United Technologies Corp.†	53,025	5,437,714
Univar, Inc.†(a)*	22,321	422,090
USG Corp.†*	63,136	1,702,147
Valmont Industries, Inc.†(a)	1,776	240,240
Veritiv Corp.(b)*	1,124	42,240
Wabash National Corp.†(b)*	231,613	2,941,485
WESCO International, Inc.†*	25,631	1,319,740

		107,359,165

Commercial & Professional Services — 3.2%
ABM Industries, Inc.†	15,268	556,977
ACCO Brands Corp.†(a)(b)*	137,637	1,421,790
Cintas Corp.†	21,214	2,081,730
Dun & Bradstreet Corp. (The)†(a)	14,624	1,781,788
Essendant, Inc.	1,213	37,069
FTI Consulting, Inc.†*	20,005	813,803
G&K Services, Inc., Class A†(a)	12,250	937,982
Herman Miller, Inc.	5,199	155,398
Huron Consulting Group, Inc.†(a)*	43,989	2,657,815
Insperity, Inc.	368	28,421

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Kelly Services, Inc., Class A†	20,881	$396,113
Korn/Ferry International†(a)	28,355	586,948
Mistras Group, Inc.†(a)*	11,142	265,960
Pitney Bowes, Inc.†(a)	15,028	267,498
Quad/Graphics, Inc.†	49,991	1,164,290
Republic Services, Inc.†	35,623	1,827,816
Resources Connection, Inc.(a)	1,190	17,588
Ritchie Bros Auctioneers, Inc. (Canada)†	45,969	1,552,833
Robert Half International, Inc.†	10,078	384,576
SP Plus Corp.*	1,098	24,793
Steelcase, Inc., Class A†	112,438	1,525,784
Stericycle, Inc.*	5,025	523,203
TrueBlue, Inc.†*	25,457	481,646
Tyco International PLC (Ireland)†	22,373	953,090
UniFirst Corp.†(a)	25,750	2,979,790
US Ecology, Inc.†	26,363	1,211,380
Verisk Analytics, Inc.,*	5,358	434,427

		25,070,508

Consumer Durables & Apparel — 5.5%
Cavco Industries, Inc.†(a)*	8,898	833,743
Coach, Inc.†	22,700	924,798
Columbia Sportswear Co.†(a)	22,553	1,297,700
Deckers Outdoor Corp.†(b)*	77,234	4,442,500
DR Horton, Inc.†	18,187	572,527
Ethan Allen Interiors, Inc.	2,984	98,591
Fossil Group, Inc.†(b)*	91,403	2,607,728
Garmin Ltd. (Switzerland)†	114,212	4,844,873
G-III Apparel Group Ltd.†(a)(b)*	32,627	1,491,706
Harman International Industries, Inc.†	7,991	573,914
Hasbro, Inc.†	12,376	1,039,460
Installed Building Products, Inc.*	954	34,621
iRobot Corp.†(b)*	22,286	781,793
La-Z-Boy, Inc.(a)	55,791	1,552,106
LGI Homes, Inc.*	1,610	51,423
Mattel, Inc.†	25,813	807,689
Michael Kors Holdings Ltd. (British Virgin Islands)†*	110,242	5,454,774
Movado Group, Inc.†	15,577	337,709
NIKE, Inc., Class B†	16,040	885,408
NVR, Inc. Class B†*	1,393	2,480,014
PVH Corp.†	6,469	609,574
Ralph Lauren Corp.†	6,366	570,521
Smith & Wesson Holding Corp.†(b)*	57,006	1,549,423

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Steven Madden Ltd.†*	6,455	$220,632
Sturm Ruger & Co., Inc.	1,071	68,555
Toll Brothers, Inc.*	13,741	369,770
TopBuild Corp.†(a)*	76,411	2,766,078
TRI Pointe Group, Inc.†(b)*	59,008	697,475
Tumi Holdings, Inc.†*	12,917	345,401
Tupperware Brands Corp.†(b)	38,122	2,145,506
Vera Bradley, Inc.†*	24,978	353,938
VF Corp.†(a)	29,831	1,834,308
Vista Outdoor, Inc.†*	22,244	1,061,706

		43,705,964

Consumer Services — 6.5%
Bloomin’ Brands, Inc.†(a)(b)	162,397	2,902,034
Bob Evans Farms, Inc.†	9,051	343,485
Bojangles’, Inc.†*	27,311	462,921
Boyd Gaming Corp.†*	4,411	81,162
Brinker International, Inc.†	81,360	3,704,321
Buffalo Wild Wings, Inc.†*	15,706	2,182,349
Capella Education Co.†	16,810	884,878
Cheesecake Factory, Inc. (The)†(a)	19,018	915,527
ClubCorp. Holdings, Inc.†(a)	26,585	345,605
Cracker Barrel Old Country Store, Inc.(b)	9,496	1,628,279
Darden Restaurants, Inc.†	88,708	5,618,765
DeVry Education Group, Inc.†	85,076	1,517,756
Diamond Resorts International, Inc.*	4,404	131,944
DineEquity, Inc.†(a)	38,320	3,248,770
Graham Holdings Co., Class B†	3,432	1,680,101
Interval Leisure Group, Inc.†(a)	258,177	4,105,021
Isle of Capri Casinos, Inc.†*	10,572	193,679
Jack in the Box, Inc.†(a)	25,419	2,184,000
La Quinta Holdings, Inc.†(a)*	198,096	2,258,294
Marriott International, Inc., Class A(b)	31,576	2,098,541
Penn National Gaming, Inc.†(a)(b)*	75,058	1,047,059
Pinnacle Entertainment, Inc.†(a)(b)*	217,477	2,409,645
Planet Fitness, Inc., Class A(b)*	2,870	54,186
Red Rock Resorts, Inc., Class A†*	13,642	299,851
Regis Corp.(a)*	10,366	129,057
Ruth’s Hospitality Group, Inc.	1,467	23,399
Service Corp. International†	73,526	1,988,143
Sonic Corp.†	22,652	612,737
Speedway Motorsports, Inc.†	2,707	48,049
Starwood Hotels & Resorts Worldwide, Inc.†	32,862	2,430,145

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Vail Resorts, Inc.†(a)	10,566	$1,460,538
Wyndham Worldwide Corp.†(a)	53,687	3,824,125
Yum! Brands, Inc.†	7,425	615,681

		51,430,047

Energy — 5.8%
Archrock, Inc.†	61,998	584,021
Atwood Oceanics, Inc.†(b)	267,372	3,347,497
Cenovus Energy, Inc. (Canada)†	181,493	2,508,233
CONSOL Energy, Inc.†	94,797	1,525,284
Diamond Offshore Drilling, Inc.(b)	131,444	3,198,033
Dril-Quip, Inc.†*	1,088	63,572
Exterran Corp.*	1,030	13,236
FMC Technologies, Inc.†*	90,315	2,408,701
Frank’s International NV (Netherlands)(b)	74,212	1,084,237
Frontline Ltd. (Bermuda)	15,631	123,016
McDermott International, Inc. (Panama)†(b)*	436,519	2,156,404
National Oilwell Varco, Inc.†(b)	54,495	1,833,757
Nordic American Tankers Ltd. (Bermuda)	59,518	826,705
Oceaneering International, Inc.†	37,943	1,132,978
ONEOK, Inc.†	69,560	3,300,622
Par Pacific Holdings, Inc.(b)*	613	9,403
RowanCos.PLC,ClassA(United Kingdom)†(b)	208,755	3,686,613
Schlumberger Ltd. (Curacao)	1	13
Scorpio Tankers, Inc. (Marshall Island)(a)	216,781	910,480
Seadrill Ltd. (Bermuda)*	554,988	1,798,161
Ship Finance International Ltd. (Bermuda)	7,025	103,548
Targa Resources Corp.†	133,901	5,642,588
Teekay Corp. (Maldives)(b)	53,169	379,095
Tetra Technologies, Inc.†*	13,773	87,734
TransCanada Corp. (Canada)†	85,134	3,849,759
Valero Energy Corp.†	22,936	1,169,736
Williams Cos., Inc. (The)†	58,259	1,260,142
World Fuel Services Corp.†(a)	56,881	2,701,279

		45,704,847

Food & Staples Retailing — 2.5%
CVS Health Corp.†(a)	62,073	5,942,869
Ingles Markets, Inc., Class A†	14,187	529,175
SpartanNash Co.†(a)	39,419	1,205,433

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sprouts Farmers Market, Inc.†(b)*	32,861	$752,517
United Natural Foods, Inc.†*	53,139	2,486,905
Walgreens Boots Alliance, Inc.†	35,230	2,933,602
Wal-Mart Stores, Inc.†	35,585	2,598,417
Weis Markets, Inc.†(a)	6,905	349,048
Whole Foods Market, Inc.†	81,992	2,625,384

		19,423,350

Food, Beverage & Tobacco — 5.4%
Altria Group, Inc.†	12,973	894,618
Amplify Snack Brands, Inc.*	4,470	65,932
Brown-Forman Corp., Class B†(a)(b)	19,357	1,931,054
Bunge Ltd. (Bermuda)†(a)	46,021	2,722,142
Campbell Soup Co.†(a)	72,584	4,829,014
ConAgra Foods, Inc.†(a)	130,820	6,254,504
Constellation Brands, Inc., Class A	3,739	618,431
Cott Corp. (Canada)†	137,498	1,919,472
Dr Pepper Snapple Group, Inc.†	47,623	4,601,811
Flowers Foods, Inc.	7,865	147,469
Hershey Co. (The)†	29,159	3,309,255
Hormel Foods Corp.†	10,608	388,253
JM Smucker Co. (The)†	46,518	7,089,808
Kraft Heinz Co. (The)†	4,774	422,404
Lancaster Colony Corp.	350	44,664
Molson Coors Brewing Co., Class B†	6,658	673,324
Mondelez International, Inc., Class A†	8,663	394,253
Omega Protein Corp.*	988	19,750
PepsiCo, Inc.†	11,375	1,205,068
Pilgrim’s Pride Corp.†	80,018	2,038,859
Post Holdings, Inc.*	264	21,830
Tootsie Roll Industries, Inc.(b)	169	6,512
Tyson Foods, Inc., Class A†	24,050	1,606,300
Universal Corp.†(b)	31,918	1,842,945
Vector Group Ltd.	982	22,016

		43,069,688

Health Care Equipment & Services — 11.2%
Abaxis, Inc.†(a)(b)	10,690	504,889
Abbott Laboratories†	25,849	1,016,124
Abiomed, Inc.*	1,270	138,798
Align Technology, Inc.*	4,502	362,636
Allscripts Healthcare Solutions, Inc.†*	26,980	342,646
Amedisys, Inc.†*	9,160	462,397
AmerisourceBergen Corp.†	11,316	897,585
AMN Healthcare Services, Inc.*	6,438	257,327

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Analogic Corp.†(a)	16,747	$1,330,382
Anika Therapeutics, Inc.†(a)*	37,871	2,031,779
Baxter International, Inc.†	41,727	1,886,895
Becton Dickinson and Co.	4,081	692,097
Brookdale Senior Living, Inc.†(b)*	103,715	1,601,360
Cardinal Health, Inc.†(a)	78,084	6,091,333
Cerner Corp.*	3,972	232,759
Chemed Corp.†(a)(b)	19,143	2,609,382
Computer Programs & Systems, Inc.†(b)	10,245	408,980
Cooper Cos, Inc. (The)	274	47,010
CorVel Corp.*	1,478	63,820
Cotiviti Holdings, Inc.†(b)*	39,787	840,699
CR Bard, Inc.†	2,011	472,907
Cynosure, Inc., Class A*	990	48,159
Edwards Lifesciences Corp.*	1,374	137,029
Express Scripts Holding Co.†*	87,069	6,599,830
Globus Medical, Inc., Class A†(b)*	101,350	2,415,170
Haemonetics Corp.†(a)*	11,204	324,804
Halyard Health, Inc.†(a)*	73,900	2,403,228
HCA Holdings, Inc.†(a)*	97,528	7,510,631
HealthSouth Corp.	1,096	42,547
Hill-Rom Holdings, Inc.	1,343	67,754
HMS Holdings Corp.†*	80,760	1,422,184
Hologic, Inc.†(a)*	12,922	447,101
ICU Medical, Inc.†(a)*	10,864	1,224,916
IMS Health Holdings, Inc.†*	82,655	2,096,131
Inogen, Inc.*	558	27,961
Integra LifeSciences Holdings Corp.* .	120	9,574
Intuitive Surgical, Inc.†(a)*	3,669	2,426,713
Kindred Healthcare, Inc.†	108,188	1,221,443
Laboratory Corp. of America Holdings†*	14,603	1,902,333
LHC Group, Inc.†*	7,624	329,967
Masimo Corp.†(a)*	5,821	305,690
McKesson Corp.†(a)	10,255	1,914,096
Medtronic PLC (Ireland)†	31,122	2,700,456
Meridian Bioscience, Inc.†(a)	57,109	1,113,626
National HealthCare Corp.†(a)	5,535	358,336
Natus Medical, Inc.†(a)*	49,594	1,874,653
Owens & Minor, Inc.†	45,610	1,704,902
Patterson Cos., Inc.†	19,219	920,398
Press Ganey Holdings, Inc.*	468	18,416
Quality Systems, Inc.†	21,392	254,779

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.†	10,432	$849,269
ResMed, Inc.†(a)	55,232	3,492,319
St Jude Medical, Inc.†	16,649	1,298,622
Stryker Corp.†(a)	17,727	2,124,226
Team Health Holdings, Inc.*	2,561	104,156
Teleflex, Inc.†(a)	5,839	1,035,313
Tenet Healthcare Corp.†(a)*	98,071	2,710,682
Universal Health Services, Inc., Class B†	41,148	5,517,947
US Physical Therapy, Inc.	1,180	71,048
VCA, Inc.*	939	63,486
Zimmer Biomet Holdings, Inc.†(a)	59,104	7,114,940

		88,496,640

Household & Personal Products — 1.3%
Avon Products, Inc.†(a)	298,911	1,129,884
Church & Dwight Co., Inc.†	13,193	1,357,428
Energizer Holdings, Inc.†(a)	93,710	4,825,128
Estee Lauder Cos., Inc. (The), Class A†	21,748	1,979,503
Procter & Gamble Co. (The)†	8,134	688,706

		9,980,649

Materials — 5.8%
A Schulman, Inc.	1,610	39,316
Agrium, Inc. (Canada)†	39,440	3,566,165
Ashland, Inc.†(a)	10,757	1,234,581
Cabot Corp.†(a)	43,892	2,004,109
Celanese Corp., Class A†(a)	50,686	3,317,399
Chase Corp.	26	1,536
Chemours Co. (The)†(a)	301,311	2,482,803
Deltic Timber Corp.(a)	2,512	168,631
Eagle Materials, Inc.†(a)	42,591	3,285,896
FMC Corp.†(a)	82,467	3,819,047
GCP Applied Technologies, Inc.(a)*	4,271	111,217
Greif, Inc., Class A†(a)	43,362	1,616,102
HB Fuller Co.	2,098	92,291
Headwaters, Inc.†(a)*	54,840	983,830
Innophos Holdings, Inc.†	38,124	1,609,214
Innospec, Inc.†	6,808	313,100
International Paper Co.†	19,056	807,593
KapStone Paper and Packaging Corp.†(a)	104,397	1,358,205
Louisiana-Pacific Corp.*	790	13,706
Minerals Technologies, Inc.†(a)(b)	44,677	2,537,654

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Multi Packaging Solutions International Ltd. (Bermuda)(b)*	3,920	$52,332
Owens-Illinois, Inc.*	7,101	127,889
Packaging Corp. of America†	81,567	5,459,279
Praxair, Inc.†	6,230	700,190
Rayonier Advanced Materials, Inc.†	26,130	355,107
RPM International, Inc.†	29,229	1,459,989
Schweitzer-Mauduit International, Inc.†(a)	11,228	396,124
Silgan Holdings, Inc.†	19,025	979,026
Trinseo SA (Luxembourg)	24,270	1,041,911
Tronox Ltd., Class A (Australia)†(b)	167,373	738,115
US Concrete, Inc.*	4,079	248,452
Vulcan Materials Co.	4,588	552,212
WR Grace & Co.†(a)	56,631	4,145,956

		45,618,977

Media — 4.6%
AMC Networks, Inc., Class A†*	23,387	1,413,043
Carmike Cinemas, Inc.†*	7,090	213,551
CBS Corp., Class B, non-voting shares†(a)	131,183	7,141,603
Cinemark Holdings, Inc.	3,818	139,204
Comcast Corp., Class A†	10,255	668,523
Discovery Communications, Inc., Class A†*	63,560	1,603,619
DISH Network Corp., Class A†*	1,171	61,360
Gannett Co., Inc.†	12,280	169,587
IMAX Corp. (Canada)*	3,057	90,120
Interpublic Group of Cos., Inc. (The)†	30,588	706,583
Lions Gate Entertainment Corp. (Canada)	4,253	86,038
Loral Space & Communications, Inc.†(b)*	136	4,797
MSG Networks, Inc., Class A†*	74,847	1,148,153
New York Times Co. (The), Class A†(b)	51,654	625,013
News Corp., Class A†(a)	25,688	291,559
Nexstar Broadcasting Group, Inc., Class A	669	31,831
Omnicom Group, Inc.†(a)	40,778	3,322,999
Regal Entertainment Group, Class A†(b)	99,019	2,182,379
Scholastic Corp.(b)	2,566	101,639
Scripps Networks Interactive, Inc., Class A†(a)	16,452	1,024,466

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Shaw Communications, Inc., Class B (Canada)†	47,881	$919,315
Starz, Class A†*	84,184	2,518,785
TEGNA, Inc.†	143,100	3,315,627
Time Warner, Inc.†	6,896	507,132
Twenty-First Century Fox, Inc., Class A†(a)	265,922	7,193,190
Walt Disney Co. (The)	8,134	795,668

		36,275,784

Pharmaceuticals, Biotechnology & Life Sciences — 12.4%
AbbVie, Inc.†	94,774	5,867,458
Acceleron Pharma, Inc.*	2,967	100,819
Achillion Pharmaceuticals, Inc.†*	76,832	599,290
Acorda Therapeutics, Inc.†(b)*	24,006	612,273
Agilent Technologies, Inc.†(a)	25,521	1,132,112
Akorn, Inc.†(a)*	59,581	1,697,165
Alexion Pharmaceuticals, Inc.†*	17,890	2,088,836
Allergan PLC (Ireland)*	7,323	1,692,272
AMAG Pharmaceuticals, Inc.†(b)*	84,368	2,018,083
Amgen, Inc.†	42,349	6,443,400
ANI Pharmaceuticals, Inc.*	1,190	66,426
Biogen, Inc.†(a)*	27,963	6,762,013
BioMarin Pharmaceutical, Inc.*	1,985	154,433
Bruker Corp.†	26,057	592,536
Celgene Corp.†(a)*	44,660	4,404,816
Concordia International Corp. (Canada)	3,276	70,565
Emergent Biosolutions, Inc.†(a)*	82,982	2,333,454
Enanta Pharmaceuticals, Inc.†(b)*	21,318	470,062
Endo International PLC (Ireland)†*	172,826	2,694,357
Exelixis, Inc.*	11,689	91,291
Five Prime Therapeutics, Inc.†(a)(b)*	50,048	2,069,485
Genomic Health, Inc.*	8	207
Gilead Sciences, Inc.†	71,994	6,005,739
Halozyme Therapeutics, Inc.*	11,277	97,321
Impax Laboratories, Inc.†(a)(b)*	90,468	2,607,288
INC Research Holdings, Inc., Class A†(a)*	13,611	518,987
Incyte Corp., Ltd.†(a)*	30,692	2,454,746
Innoviva, Inc.	4,229	44,531
Inovio Pharmaceuticals, Inc.*	3,688	34,077
Insys Therapeutics, Inc.(b)*	136,617	1,767,824
Intrexon Corp.*	9,544	234,878
Ironwood Pharmaceuticals, Inc.*	13,555	177,232

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Jazz Pharmaceuticals PLC (Ireland)†*	18,283	$2,583,571
Kite Pharma, Inc.*	1,518	75,900
Lexicon Pharmaceuticals, Inc.(b)*	65,165	935,118
Ligand Pharmaceuticals, Inc.†*	16,304	1,944,578
Mallinckrodt PLC (Ireland)†*	30,728	1,867,648
Medivation, Inc.†*	64,926	3,915,038
Merck & Co, Inc.†	30,234	1,741,781
MiMedx Group, Inc.*	4,859	38,775
Myriad Genetics, Inc.†*	66,438	2,033,003
OPKO Health, Inc.(b)*	42,510	397,043
PDL BioPharma, Inc.†	418,865	1,315,236
Perrigo Co. PLC (Ireland)	7,234	655,907
Pfizer, Inc.†	213,939	7,532,792
PRA Health Sciences, Inc.†*	24,773	1,034,520
Prestige Brands Holdings, Inc.†*	8,082	447,743
Quintiles Transnational Holdings, Inc.†*	53,491	3,494,032
Regeneron Pharmaceuticals, Inc.†*	7,992	2,791,046
Repligen Corp.†(a)*	21,178	579,430
Retrophin, Inc.*	1,549	27,588
Seattle Genetics, Inc.*	5,923	239,348
Supernus Pharmaceuticals, Inc.*	2,824	57,525
United Therapeutics Corp.†*	41,504	4,396,104
Vertex Pharmaceuticals, Inc.†(a)*	23,227	1,997,987
Waters Corp.†*	10,556	1,484,701
Xencor, Inc.*	2,430	46,146
ZIOPHARM Oncology, Inc.*	15,175	83,311

		97,619,847

Retailing — 7.2%
1-800-Flowers.com, Inc., Class A(a)*	12,315	111,081
Amazon.com, Inc.*	2,974	2,128,254
AutoNation, Inc.†(a)(b)*	94,874	4,457,181
AutoZone, Inc.†*	885	702,548
Barnes & Noble, Inc.†	145,245	1,648,531
Bed Bath & Beyond, Inc.†(a)	35,183	1,520,609
Best Buy Co., Inc.†(a)	41,549	1,271,399
Big Lots, Inc.†(a)	74,274	3,721,870
Buckle, Inc. (The)(b)	78,130	2,030,599
CarMax, Inc.†*	14,499	710,886
Cato Corp. (The), Class A†	3,104	117,083
Children’s Place, Inc. (The)†	13,072	1,048,113
Core-Mark Holding Co., Inc.	1,848	86,597

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dillard’s, Inc., Class A†(a)(b)	41,483	$2,513,870
Dollar General Corp.†	10,963	1,030,522
Dollar Tree, Inc.†*	12,554	1,183,089
Duluth Holdings, Inc., Class B(b)*	6,575	160,824
Etsy, Inc.*	4,390	42,100
Express, Inc.†(a)*	188,972	2,741,984
Foot Locker, Inc.†	10,432	572,300
Gap, Inc. (The)†(b)	10,497	222,746
Genesco, Inc.†(a)*	11,762	756,414
Genuine Parts Co.†	33,939	3,436,324
GNC Holdings, Inc., Class A†(b)	35,024	850,733
Hibbett Sports, Inc.†*	15,748	547,873
Home Depot, Inc. (The)†	15,906	2,031,037
HSN, Inc.†(a)	13,710	670,830
Kohl’s Corp.†	28,341	1,074,691
L Brands, Inc.†(a)	22,101	1,483,640
Lands’ End, Inc.†(b)*	12,394	203,509
Lithia Motors, Inc., Class A	942	66,948
Lowe’s Cos., Inc.†	18,438	1,459,736
Macy’s, Inc.†	7,713	259,234
Monro Muffler Brake, Inc.†(b)	4,092	260,088
Nutrisystem, Inc.†	6,668	169,100
Ollie’s Bargain Outlet Holdings, Inc.*	505	12,569
Outerwall, Inc.(b)	82,577	3,468,234
Pier 1 Imports, Inc.†	38,891	199,900
Priceline Group, Inc. (The)†*	3,834	4,786,404
Ross Stores, Inc.†	30,410	1,723,943
Shutterfly, Inc.†*	11,449	533,638
Signet Jewelers Ltd. (Bermuda)	6,012	495,449
Sonic Automotive, Inc., Class A†	33,937	580,662
Staples, Inc.†	79,434	684,721
Target Corp.†	39,427	2,752,793
Urban Outfitters, Inc.†*	25,465	700,288

		57,230,944

Semiconductors & Semiconductor Equipment — 4.9%
Acacia Communications, Inc.*	2,732	109,116
Advanced Energy Industries, Inc.†*	34,099	1,294,398
Analog Devices, Inc.†(a)	48,266	2,733,786
Applied Materials, Inc.†	19,702	472,257
Cirrus Logic, Inc.†*	5,785	224,400
First Solar, Inc.†(b)*	16,650	807,192
Integrated Device Technology, Inc.*	8,210	165,267
Intel Corp.†	141,113	4,628,506
KLA-Tencor Corp.	1,586	116,174

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Lam Research Corp.	2,927	$246,044
Linear Technology Corp.†(a)	31,289	1,455,877
Maxim Integrated Products, Inc.†	24,218	864,340
MaxLinear, Inc.†*	93,433	1,679,925
Microchip Technology, Inc.†	15,383	780,841
MKS Instruments, Inc.†(a)	60,531	2,606,465
NVIDIA Corp.†	80,423	3,780,685
Photronics, Inc.†(a)*	119,452	1,064,317
Qorvo, Inc.†*	31,349	1,732,346
QUALCOMM, Inc.†	77,010	4,125,426
Skyworks Solutions, Inc.†	32,197	2,037,426
Synaptics, Inc.†(a)*	31,483	1,692,211
Tessera Technologies, Inc.†	44,883	1,375,215
Texas Instruments, Inc.†	26,168	1,639,425
Xilinx, Inc.†	64,110	2,957,382

		38,589,021

Software & Services — 14.5%
Accenture PLC, Class A (Ireland)†	12,554	1,422,243
Activision Blizzard, Inc.	10,164	402,799
Adobe Systems, Inc.*	4,879	467,359
Akamai Technologies, Inc.†(a)*	46,615	2,607,177
Alarm.com Holdings, Inc.*	1,177	30,167
Alphabet, Inc., Class A†*	4,865	3,422,673
ANSYS, Inc.†*	14,573	1,322,500
Aspen Technology, Inc.†*	104,363	4,199,567
Automatic Data Processing, Inc.†(a)	26,507	2,435,198
AVG Technologies NV (Netherlands)(a)*	33,955	644,805
Bankrate, Inc.†*	110,555	826,951
Blackhawk Network Holdings, Inc.*	31	1,038
Booz Allen Hamilton Holding Corp.†	9,927	294,236
Broadridge Financial Solutions, Inc.	1,110	72,372
BroadSoft, Inc.*	1,184	48,580
CA, Inc.†(a)	125,203	4,110,415
Cadence Design Systems, Inc.†*	6,020	146,286
Cardtronics, Inc.†(a)*	20,988	835,532
CDK Global, Inc.(a)	10,497	582,479
CGI Group, Inc., Class A (Canada)†*	3,690	157,600
Cimpress NV (Netherlands)*	19,635	1,815,845
Citrix Systems, Inc.†(a)*	49,039	3,927,534
Computer Sciences Corp.†	58,879	2,923,342
Convergys Corp.†(a)(b)	29,381	734,525
CoStar Group, Inc.*	730	159,622
CSG Systems International, Inc.†	47,351	1,908,719

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CSRA, Inc.†	27,338	$640,529
Cvent, Inc.*	1,155	41,257
Demandware, Inc.*	344	25,766
EarthLink Holdings Corp.†(a)	184,873	1,183,187
eBay, Inc.†*	272,941	6,389,549
Electronic Arts, Inc.†*	37,594	2,848,121
Envestnet, Inc.*	240	7,994
Facebook, Inc., Class A*	38,232	4,369,153
Fidelity National Information Services, Inc.	6,552	482,751
Fiserv, Inc.†*	1,769	192,343
Fleetmatics Group PLC (Ireland)*	494	21,405
Fortinet, Inc.*	6,153	194,373
Gigamon, Inc.*	1,849	69,134
Globant SA (Luxembourg)*	945	37,186
GoDaddy, Inc., Class A*	76	2,370
GrubHub, Inc.*	8,948	278,014
GTT Communications, Inc.†*	9,589	177,205
IAC/InterActiveCorp.†	42,714	2,404,798
International Business Machines Corp.†	18,035	2,737,352
Intuit, Inc.†	44,452	4,961,288
j2 Global, Inc.†(a)	51,453	3,250,286
LogMeIn, Inc.*	863	54,740
Manhattan Associates, Inc.†*	3,095	198,482
MasterCard, Inc., Class A†	4,753	418,549
Mentor Graphics Corp.†	148,897	3,165,550
Microsoft Corp.†	15,382	787,097
MicroStrategy, Inc., Class A†(a)*	21,777	3,811,411
Monotype Imaging Holdings, Inc.†(b)	19,263	474,448
NIC, Inc.†(a)(b)	47,801	1,048,754
Open Text Corp. (Canada)†(a)	14,069	832,322
Oracle Corp.†(a)	121,141	4,958,301
Paychex, Inc.†	1,592	94,724
Paycom Software, Inc.*	3,037	131,229
Pegasystems, Inc.†(a)	14,346	386,625
Progress Software Corp.†*	2,805	77,025
Qualys, Inc.*	1,836	54,731
Rackspace Hosting, Inc.†(a)(b)*	124,331	2,593,545
Red Hat, Inc.*	3,817	277,114
Rubicon Project, Inc. (The)*	4,751	64,851
Science Applications International Corp.†(a)	10,114	590,152
Shopify, Inc., Class A (Canada)*	1,499	46,109

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Shutterstock, Inc.(b)*	1,882	$86,196
Silver Spring Networks, Inc.(a)*	8,971	108,998
SPS Commerce, Inc.*	363	21,998
SS&C Technologies Holdings, Inc.	7,695	216,076
Stamps.com, Inc.†(b)*	28,164	2,462,097
Sykes Enterprises, Inc.†(a)*	36,552	1,058,546
Symantec Corp.†	196,350	4,033,029
Synchronoss Technologies, Inc.†(a)*	21,122	672,947
Synopsys, Inc.*	1,297	70,142
Teradata Corp.†*	86,771	2,175,349
TiVo, Inc.†*	178,146	1,763,645
Travelport Worldwide Ltd. (Bermuda)	35,451	456,963
Twilio, Inc., Class A*	25,318	924,107
Tyler Technologies, Inc.*	147	24,506
VASCO Data Security International, Inc.†*	81,156	1,330,147
VeriSign, Inc.†*	38,525	3,330,872
Visa, Inc., Class A†	15,833	1,174,334
VMware, Inc., Class A†*	43,404	2,483,577
Web.com Group, Inc.†*	35,612	647,426
WebMD Health Corp.*	2,280	132,491
Western Union Co. (The)†(b)	235,647	4,519,709
Xerox Corp.†	69,215	656,850
Yelp, Inc.*	2,817	85,524

		114,314,913

Technology Hardware & Equipment — 7.4%
Apple, Inc.†	37,483	3,583,375
Arista Networks, Inc.*	9,843	633,692
AVX Corp.†	43,301	588,028
Belden, Inc.†(a)	16,729	1,009,930
Benchmark Electronics, Inc.†(a)*	76,379	1,615,416
Brocade Communications Systems, Inc.†	356,827	3,275,672
Cisco Systems, Inc.†	177,861	5,102,832
Coherent, Inc.†*	2,108	193,472
CommScope Holding Co., Inc.*	9,978	309,617
Cray, Inc.†(a)*	75,529	2,259,828
F5 Networks, Inc.†(a)*	5,305	603,921
FARO Technologies, Inc.(a)*	2,323	78,587
Fitbit, Inc., Class A(b)*	432,848	5,289,403
FLIR Systems, Inc.†(a)	10,432	322,870
Harris Corp.†	19,778	1,650,276
Hewlett Packard Enterprise Co.†	131,368	2,400,093
HP, Inc.†	131,721	1,653,099

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Ingram Micro, Inc., Class A†	202,635	$7,047,645
Insight Enterprises, Inc.†*	3,189	82,914
InterDigital, Inc.†	61,537	3,426,380
InvenSense, Inc.†*	108,665	666,116
Juniper Networks, Inc.†	31,183	701,306
Knowles Corp.†(b)*	13,307	182,040
Methode Electronics, Inc.†	15,279	523,000
Mitel Networks Corp. (Canada)*	3,940	24,783
MTS Systems Corp.†	8,204	359,663
Multi-Fineline Electronix, Inc.†*	16,763	388,902
NetApp, Inc.†	17,163	422,038
NETGEAR, Inc.†(a)*	64,230	3,053,494
PC Connection, Inc.	243	5,783
Plantronics, Inc.†(a)	33,599	1,478,356
Polycom, Inc.†*	65,262	734,198
QLogic Corp.†*	9,232	136,080
Rogers Corp.*	62	3,788
Super Micro Computer, Inc.*	1,403	34,865
SYNNEX Corp.†	3,518	333,577
TE Connectivity Ltd. (Switzerland)†	23,577	1,346,482
Tech Data Corp.†*	3,572	256,648
TTM Technologies, Inc.†*	29,789	224,311
Ubiquiti Networks, Inc.†(b)*	37,072	1,433,204
Vishay Intertechnology, Inc.†(b)	21,464	265,939
Western Digital Corp.†	92,453	4,369,329

		58,070,952

Telecommunication Services — 2.9%
AT&T, Inc.†	84,083	3,633,226
BCE, Inc. (Canada)†	33,476	1,583,750
CenturyLink, Inc.†	170,514	4,946,611
Cogent Communications Holdings, Inc.	376	15,063
Frontier Communications Corp.†	35,365	174,703
Inteliquent, Inc.†	25,955	516,245
Level 3 Communications, Inc.†*	37,079	1,909,198
Shenandoah Telecommunications Co.†(a)	37,311	1,457,368
Sprint Corp.(b)*	411,840	1,865,635
Verizon Communications, Inc.†	96,249	5,374,544
Vonage Holdings Corp.†(a)*	186,935	1,140,304

		22,616,647

Transportation — 5.1%
Alaska Air Group, Inc.†(a)	78,579	4,580,370

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Canadian National Railway Co. (Canada)†	57,000	$3,366,420
CH Robinson Worldwide, Inc.†	20,542	1,525,244
Delta Air Lines, Inc.†	93,426	3,403,509
Expeditors International of Washington, Inc.†	105,784	5,187,647
FedEx Corp.†	9,358	1,420,357
Forward Air Corp.	589	26,228
Hawaiian Holdings, Inc.†*	12,534	475,791
Heartland Express, Inc.†(b)	61,604	1,071,294
Hub Group, Inc., Class A†(a)(b)*	38,981	1,495,701
JB Hunt Transport Services, Inc.†(a)	6,542	529,444
JetBlue Airways Corp.†(a)*	66,538	1,101,869
Landstar System, Inc.†	50,563	3,471,656
Marten Transport Ltd.	4,135	81,873
Matson, Inc.†(b)	15,864	512,249
Norfolk Southern Corp.†(a)	8,309	707,345
Southwest Airlines Co.†	48,269	1,892,628
Swift Transportation Co.†(b)*	283,225	4,364,497
Union Pacific Corp.†	36,031	3,143,705
United Continental Holdings, Inc.†*	27,405	1,124,701
United Parcel Service, Inc., Class B†	6,719	723,771

		40,206,299

TOTAL COMMON STOCKS (Cost $900,236,803)		959,757,546

TOTAL LONG POSITIONS - 121.7%
(Cost $900,236,803)**		959,757,546

SHORT POSITIONS — (96.6)%
COMMON STOCKS — (96.6)%
Automobiles & Components — (1.3)%
BorgWarner, Inc.	(15,438)	(455,730)
Dana Holding Corp.	(21,896)	(231,222)
Delphi Automotive PLC (Jersey)	(24,802)	(1,552,605)
Drew Industries, Inc.	(4,510)	(382,628)
Federal-Mogul Holdings Corp.*	(48,915)	(406,484)
Fox Factory Holding Corp.*	(2,746)	(47,698)
Goodyear Tire & Rubber Co. (The)	(69,474)	(1,782,703)
Johnson Controls, Inc.	(46,766)	(2,069,863)
Magna International, Inc. (Canada)	(96,238)	(3,375,067)
Metaldyne Performance Group, Inc.	(309)	(4,249)
Standard Motor Products, Inc.	(6,794)	(270,265)

		(10,578,514)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (12.0)%
AAON, Inc.	(19,958)	$(549,045)
Actuant Corp., Class A	(14,868)	(336,165)
Acuity Brands, Inc.	(8,552)	(2,120,554)
AECOM*	(22,905)	(727,692)
Aerovironment, Inc.*	(28,008)	(778,622)
Aircastle Ltd. (Bermuda)	(563)	(11,012)
Alamo Group, Inc.	(2,616)	(172,578)
Albany International Corp., Class A	(177)	(7,068)
Allison Transmission Holdings, Inc.	(6,370)	(179,825)
Altra Industrial Motion Corp.	(1,572)	(42,413)
Applied Industrial Technologies, Inc.	(356)	(16,070)
Armstrong Flooring, Inc.*	(1)	(8)
Armstrong World Industries, Inc.*	(51,275)	(2,007,416)
Astronics Corp.*	(6)	(200)
B/E Aerospace, Inc.	(3,082)	(142,311)
Babcock & Wilcox Co. (The)*	(9,364)	(137,557)
Beacon Roofing Supply, Inc.*	(73,203)	(3,328,540)
Builders FirstSource, Inc.*	(190,496)	(2,143,080)
Caterpillar, Inc.	(74,788)	(5,669,678)
CNH Industrial NV (Netherlands)	(6,832)	(48,849)
Cubic Corp.	(38,852)	(1,560,296)
Donaldson Co., Inc.	(18,919)	(650,057)
Dycom Industries, Inc.*	(44,498)	(3,994,140)
Eaton Corp. PLC (Ireland)	(30,166)	(1,801,815)
Energy Recovery, Inc.*	(15,912)	(141,458)
EnPro Industries, Inc.	(8,483)	(376,560)
ESCO Technologies, Inc.	(10,404)	(415,536)
Fastenal Co.	(48,003)	(2,130,853)
Fortune Brands Home & Security, Inc.	(5,291)	(306,719)
GATX Corp.	(23,279)	(1,023,578)
Generac Holdings, Inc.*	(7,234)	(252,901)
General Cable Corp.	(6,861)	(87,203)
General Dynamics Corp.	(1,286)	(179,063)
GMS, Inc.*	(2,271)	(50,530)
Graco, Inc.	(25,999)	(2,053,661)
Granite Construction, Inc.	(64,349)	(2,931,097)
Griffon Corp.	(35,359)	(596,153)
HEICO Corp.	(37,328)	(2,493,884)
Hexcel Corp.	(59,499)	(2,477,538)
Honeywell International, Inc.	(15,234)	(1,772,019)
Hyster-Yale Materials Handling, Inc.	(169)	(10,054)
IDEX Corp.	(10,233)	(840,129)
Ingersoll-Rand PLC (Ireland)	(34,894)	(2,222,050)
ITT, Inc.	(71,982)	(2,301,984)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
John Bean Technologies Corp.	(34,655)	$(2,121,579)
Kaman Corp.	(24,434)	(1,038,934)
Lennox International, Inc.	(1,457)	(207,768)
Lincoln Electric Holdings, Inc.	(2,132)	(125,959)
Lindsay Corp.	(14,737)	(1,000,053)
Manitowoc Foodservice, Inc.*	(2,753)	(48,508)
Masonite International Corp. (Canada)*	(18,157)	(1,200,904)
MasTec, Inc.*	(1,806)	(40,310)
Mercury Systems, Inc.*	(16,917)	(420,557)
Meritor, Inc.*	(97,563)	(702,454)
Middleby Corp. (The)*	(6,527)	(752,237)
Milacron Holdings Corp.*	(29,724)	(431,295)
Mueller Water Products, Inc., Class A	(131,516)	(1,501,913)
Navistar International Corp.*	(17,613)	(205,896)
Nordson Corp.	(8,331)	(696,555)
Nortek, Inc.*	(377)	(22,360)
Northrop Grumman Corp.	(888)	(197,385)
Orbital ATK, Inc.	(5,884)	(500,964)
Oshkosh Corp.	(58,164)	(2,775,004)
Pentair PLC (Ireland)	(27,037)	(1,575,987)
Primoris Services Corp.	(40,999)	(776,111)
Proto Labs, Inc.*	(45,265)	(2,605,453)
Quanex Building Products Corp.	(53,747)	(999,157)
Raven Industries, Inc.	(7,150)	(135,421)
Raytheon Co.	(27,940)	(3,798,443)
RBC Bearings, Inc.*	(17,759)	(1,287,528)
Rockwell Collins, Inc.	(48,061)	(4,091,914)
Rush Enterprises, Inc., Class A*	(41,755)	(899,820)
Sensata Technologies Holding NV (Netherlands)*	(25,298)	(882,647)
Sun Hydraulics Corp.	(128)	(3,800)
Sunrun, Inc.*	(202,355)	(1,199,965)
TASER International, Inc.*	(27,722)	(689,723)
Tennant Co.	(10,571)	(569,460)
Terex Corp.	(2,428)	(49,313)
Textainer Group Holdings Ltd. (Bermuda)	(900)	(10,026)
Timken Co.	(1,876)	(57,518)
Toro Co. (The)	(1,841)	(162,376)
Trex Co., Inc.*	(22,839)	(1,025,928)
TriMas Corp.*	(32,229)	(580,122)
Trinity Industries, Inc.	(8,741)	(162,320)
Tutor Perini Corp.*	(73,093)	(1,721,340)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Universal Forest Products, Inc.	(2,288)	$(212,075)
WABCO Holdings, Inc.*	(29,057)	(2,660,749)
Wabtec Corp.	(1,987)	(139,547)
Watsco, Inc.	(2,322)	(326,682)
Watts Water Technologies, Inc., Class A	(3,556)	(207,173)
Woodward, Inc.	(83,385)	(4,806,311)
WW Grainger, Inc.	(452)	(102,717)
Xylem, Inc.	(3,720)	(166,098)

		(94,984,320)

Commercial & Professional Services — (3.1)%
Brady Corp., Class A	(1,837)	(56,139)
Brink’s Co. (The)	(5,877)	(167,436)
Clean Harbors, Inc.*	(3,796)	(197,810)
Copart, Inc.*	(11,163)	(547,099)
Covanta Holding Corp.	(232,674)	(3,827,487)
Exponent, Inc.	(6,852)	(400,225)
Healthcare Services Group, Inc.	(58,487)	(2,420,192)
HNI Corp.	(13,639)	(634,077)
ICF International, Inc.*	(6,123)	(250,431)
IHS, Inc., Class A*	(8,478)	(980,142)
Interface, Inc.	(14,865)	(226,691)
KAR Auction Services, Inc.	(20,980)	(875,705)
Matthews International Corp., Class A	(4,529)	(251,994)
Mobile Mini, Inc.	(668)	(23,140)
MSA Safety, Inc.	(15,401)	(809,015)
Multi-Color Corp.	(29,009)	(1,839,171)
Navigant Consulting, Inc.*	(14,535)	(234,740)
On Assignment, Inc.*	(32,156)	(1,188,164)
RR Donnelley & Sons Co.	(2,561)	(43,332)
Team, Inc.*	(9,275)	(230,298)
Tetra Tech, Inc.	(8,931)	(274,584)
Transunion*	(82,327)	(2,753,015)
TriNet Group, Inc.*	(42,984)	(893,637)
Viad Corp.	(11,474)	(355,694)
WageWorks, Inc.*	(56,090)	(3,354,743)
Waste Connections, Inc. (Canada)	(24,895)	(1,793,687)
West Corp.	(625)	(12,288)

		(24,640,936)

Consumer Durables & Apparel — (4.2)%
Brunswick Corp.	(41,583)	(1,884,542)
CalAtlantic Group, Inc.	(104,040)	(3,819,308)
Callaway Golf Co.	(54,920)	(560,733)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Crocs, Inc.*	(150,177)	$(1,693,997)
Gildan Activewear, Inc. (Canada)	(628)	(18,419)
GoPro, Inc., Class A*	(96,531)	(1,043,500)
Hanesbrands, Inc.	(143,994)	(3,618,569)
Helen Of Troy Ltd. (Bermuda)*	(6,081)	(625,370)
Kate Spade & Co.*	(42,001)	(865,641)
KB Home	(1,066)	(16,214)
Leggett & Platt, Inc.	(1,846)	(94,349)
Meritage Homes Corp.*	(7,343)	(275,656)
Mohawk Industries, Inc.*	(13,462)	(2,554,549)
Nautilus, Inc.*	(2,570)	(45,849)
Newell Brands, Inc.	(38,097)	(1,850,371)
Oxford Industries, Inc.	(20,325)	(1,150,802)
Polaris Industries, Inc.	(11,858)	(969,510)
PulteGroup, Inc.	(190,275)	(3,708,460)
Tempur-Pedic International, Inc.*	(6,727)	(372,138)
Under Armour, Inc., Class A*	(101,118)	(4,057,865)
Whirlpool Corp.	(19,709)	(3,284,308)
Wolverine World Wide, Inc.	(9,428)	(191,577)

		(32,701,727)

Consumer Services — (6.1)%
Apollo Education Group, Inc.*	(84,610)	(771,643)
ARAMARK Holdings Corp.	(1,569)	(52,436)
Belmond Ltd., Class A (Bermuda)*	(51,780)	(512,622)
BJ’s Restaurants, Inc.*	(8,272)	(362,562)
Bright Horizons Family Solutions, Inc.*	(4,497)	(298,196)
Carnival Corp. (Panama)	(23,120)	(1,021,904)
Chipotle Mexican Grill, Inc.*	(13,808)	(5,561,310)
Choice Hotels International, Inc.	(2,740)	(130,479)
Churchill Downs, Inc.	(207)	(26,157)
Chuy’s Holdings, Inc.*	(11,452)	(396,354)
Dave & Buster’s Entertainment, Inc.*	(38,303)	(1,792,197)
Eldorado Resorts, Inc.*	(26,691)	(405,570)
Fiesta Restaurant Group, Inc.*	(89,815)	(1,958,865)
Grand Canyon Education, Inc.*	(29,390)	(1,173,249)
Habit Restaurants, Inc. (The), Class A*	(12,531)	(205,258)
Houghton Mifflin Harcourt Co.*	(19,272)	(301,221)
Hyatt Hotels Corp., Class A*	(13,132)	(645,306)
International Speedway Corp., Class A	(5,335)	(178,456)
Las Vegas Sands Corp.	(24,910)	(1,083,336)
LifeLock, Inc.*	(152,625)	(2,413,001)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marcus Corp. (The)	(238)	$(5,022)
MGM Resorts International*	(144,032)	(3,259,444)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(100,988)	(4,023,362)
Papa John’s International, Inc.	(676)	(45,968)
Red Robin Gourmet Burgers, Inc.*	(50,597)	(2,399,816)
Restaurant Brands International, Inc. (Canada)	(2,939)	(122,262)
Royal Caribbean Cruises Ltd. (Liberia)	(30,397)	(2,041,159)
SeaWorld Entertainment, Inc.	(129,844)	(1,860,665)
Shake Shack, Inc., Class A*	(58,711)	(2,138,842)
Six Flags Entertainment Corp.	(30,042)	(1,740,934)
Starbucks Corp.	(15,539)	(887,588)
Texas Roadhouse, Inc.	(52,516)	(2,394,730)
Wendy’s Co. (The)	(30,341)	(291,880)
Wingstop, Inc.	(12,960)	(353,160)
Wynn Resorts Ltd.	(60,323)	(5,467,677)
Zoe’s Kitchen, Inc.*	(42,994)	(1,559,392)

		(47,882,023)

Energy — (8.0)%
Alon USA Energy, Inc.	(30,326)	(196,512)
Bristow Group, Inc.	(110,390)	(1,259,550)
Cameco Corp. (Canada)	(109,317)	(1,199,207)
Cheniere Energy, Inc.*	(126,121)	(4,735,844)
Chevron Corp.	(53,585)	(5,617,316)
Core Laboratories NV (Netherlands)	(18,154)	(2,249,099)
CVR Energy, Inc.	(2,540)	(39,370)
Delek US Holdings, Inc.	(34,551)	(456,419)
Dorian LPG Ltd. (Maldives)*	(71,509)	(504,138)
Enbridge, Inc. (Canada)	(7,036)	(298,045)
Ensco PLC, Class A (United Kingdom)	(4,203)	(40,811)
Fairmount Santrol Holdings, Inc.*	(54,242)	(418,206)
Forum Energy Technologies, Inc.*	(6,101)	(105,608)
Gener8 Maritime, Inc. (Maldives)*	(45,623)	(291,987)
Green Plains, Inc.	(151,936)	(2,996,178)
Halliburton Co.	(33,255)	(1,506,119)
Helix Energy Solutions Group, Inc.*	(182,866)	(1,236,174)
Helmerich & Payne, Inc.	(48,688)	(3,268,425)
HollyFrontier Corp.	(17,967)	(427,076)
Imperial Oil Ltd. (Canada)	(38)	(1,199)
Marathon Petroleum Corp.	(151,069)	(5,734,579)
Nabors Industries, Ltd. (Bermuda)	(199,034)	(2,000,292)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Noble Corp. PLC (United Kingdom)	(42,742)	$(352,194)
Occidental Petroleum Corp.	(17,191)	(1,298,952)
Oil States International, Inc.*	(55,582)	(1,827,536)
Patterson-UTI Energy, Inc.	(241,113)	(5,140,529)
Pembina Pipeline Corp. (Canada)	(4,618)	(140,110)
Precision Drilling Corp. (Canada)	(127,439)	(675,427)
RPC, Inc.*	(59,073)	(917,404)
SEACOR Holdings, Inc.*	(36,327)	(2,105,150)
SemGroup Corp., Class A	(21,549)	(701,635)
Spectra Energy Corp.	(16,590)	(607,692)
Suncor Energy, Inc. (Canada)	(202,610)	(5,618,375)
Superior Energy Services, Inc.	(8,397)	(154,589)
Teekay Tankers Ltd., Class A (Maldives)	(356,996)	(1,063,848)
Unit Corp.*	(114,599)	(1,783,160)
US Silica Holdings, Inc.	(165,565)	(5,707,026)
Weatherford International PLC (Ireland)*	(88,634)	(491,919)
Western Refining, Inc.	(12,142)	(250,489)

		(63,418,189)

Food & Staples Retailing — (1.5)%
Casey’s General Stores, Inc.	(19,632)	(2,581,804)
Costco Wholesale Corp.	(28,978)	(4,550,705)
Performance Food Group Co.*	(38,177)	(1,027,343)
Rite Aid Corp.*	(283,138)	(2,120,704)
Smart & Final Stores, Inc.*	(44,491)	(662,471)
SUPERVALU, Inc.*	(8,940)	(42,197)
Sysco Corp.	(13,539)	(686,969)

		(11,672,193)

Food, Beverage & Tobacco — (4.7)%
Archer-Daniels-Midland Co.	(15,619)	(669,899)
B&G Foods, Inc.	(33,635)	(1,621,207)
Blue Buffalo Pet Products, Inc.*	(18,802)	(438,839)
Boston Beer Co., Inc. (The), Class A*	(5,811)	(993,855)
Calavo Growers, Inc.	(15,192)	(1,017,864)
Coca-Cola Bottling Co. Consolidated	(18,365)	(2,708,287)
Coca-Cola Co. (The)	(14,641)	(663,677)
Darling Ingredients, Inc.*	(158,230)	(2,357,627)
Dean Foods Co.	(3,973)	(71,872)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(4,486)	(244,173)
General Mills, Inc.	(6,736)	(480,412)
Hain Celestial Group, Inc. (The)*	(20,144)	(1,002,164)
J&J Snack Foods Corp.	(13,632)	(1,625,889)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.	(7,059)	$(576,367)
McCormick & Co., Inc., non-voting shares	(1,225)	(130,671)
Mead Johnson Nutrition Co.	(14,177)	(1,286,563)
MGP Ingredients, Inc.	(2,211)	(84,527)
National Beverage Corp.*	(14,668)	(921,297)
Philip Morris International, Inc.	(55,525)	(5,648,003)
Pinnacle Foods, Inc.	(44,710)	(2,069,626)
Sanderson Farms, Inc.	(29,323)	(2,540,545)
Snyders-Lance, Inc.	(65,021)	(2,203,562)
TreeHouse Foods, Inc.*	(41,555)	(4,265,621)
WhiteWave Foods Co., (The)*	(74,721)	(3,507,404)

		(37,129,951)

Health Care Equipment & Services — (8.5)%
Acadia Healthcare Co., Inc.*	(83,742)	(4,639,307)
Aceto Corp.	(21,693)	(474,860)
Air Methods Corp*	(93,707)	(3,357,522)
athenahealth, Inc.*	(39,083)	(5,393,845)
AtriCure, Inc.*	(4,694)	(66,326)
Capital Senior Living Corp.*	(37,590)	(664,215)
Cardiovascular Systems, Inc.*	(7,503)	(137,868)
Cerus Corp.*	(280,457)	(1,750,052)
Civitas Solutions, Inc.*	(3,483)	(72,551)
CONMED Corp.	(5,358)	(255,737)
DaVita HealthCare Partners, Inc.*	(3,439)	(265,903)
DENTSPLY SIRONA, Inc.	(42,409)	(2,631,054)
DexCom, Inc.*	(18,907)	(1,499,892)
Diplomat Pharmacy, Inc.*	(22,061)	(772,135)
Endologix, Inc.*	(163,705)	(2,039,764)
Ensign Group, Inc. (The)	(69,270)	(1,455,363)
Envision Healthcare Holdings, Inc.*	(73,145)	(1,855,689)
Evolent Health, Inc., Class A*	(39,077)	(750,278)
ExamWorks Group, Inc.*	(60,460)	(2,107,031)
Glaukos Corp.*	(9,207)	(268,476)
Greatbatch, Inc.*	(29,082)	(899,506)
HealthStream, Inc.*	(2,722)	(72,187)
HeartWare International, Inc.*	(6,484)	(374,451)
Henry Schein, Inc.*	(20,074)	(3,549,083)
Insulet Corp.*	(41,932)	(1,268,024)
K2M Group Holdings, Inc.*	(58,062)	(901,122)
LDR Holding Corp.*	(75,855)	(2,802,842)
LifePoint Hospitals, Inc.*	(38,254)	(2,500,664)
Medidata Solutions, Inc.*	(79,546)	(3,728,321)
Merit Medical Systems, Inc.*	(25,571)	(507,073)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Neogen Corp.*	(1,825)	$(102,656)
Nevro Corp.*	(49,349)	(3,639,982)
Novadaq Technologies, Inc. (Canada)*	(53,783)	(529,225)
Novocure Ltd. (Ireland)*	(5,700)	(66,519)
NxStage Medical, Inc.*	(28,690)	(621,999)
Omnicell, Inc.*	(4,917)	(168,309)
Penumbra, Inc.*	(12,414)	(738,633)
PharMerica Corp.*	(65,372)	(1,612,074)
Quidel Corp.*	(19,040)	(340,054)
Select Medical Holdings Corp.*	(7,014)	(76,242)
Spectranetics Corp. (The)*	(138,232)	(2,586,321)
Steris PLC (United Kingdom)	(22,867)	(1,572,106)
Surgical Care Affiliates, Inc.*	(56,168)	(2,677,529)
Veeva Systems, Inc., Class A*	(13,020)	(444,242)
Wright Medical Group NV (Netherlands)*	(136,492)	(2,370,866)
Zeltiq Aesthetics, Inc.*	(85,070)	(2,324,963)

		(66,932,861)

Household & Personal Products — (1.0)%
Central Garden & Pet Co., Class A*	(44,701)	(970,459)
Clorox Co. (The)	(1,410)	(195,130)
Colgate-Palmolive Co.	(14,602)	(1,068,866)
Coty, Inc., Class A	(53,617)	(1,393,506)
Edgewell Personal Care Co.*	(594)	(50,140)
Revlon, Inc., Class A*	(5,892)	(189,605)
Spectrum Brands Holdings, Inc.	(21,824)	(2,603,821)
WD-40 Co.	(11,126)	(1,306,749)

		(7,778,276)

Materials — (7.2)%
Air Products & Chemicals, Inc.	(23,862)	(3,389,358)
Albemarle Corp.	(3,865)	(306,533)
AptarGroup, Inc.	(5,754)	(455,314)
Avery Dennison Corp.	(17,849)	(1,334,213)
Axiall Corp.	(3,153)	(102,819)
Balchem Corp.	(24,162)	(1,441,263)
Ball Corp.	(30,034)	(2,171,158)
Bemis Co., Inc.	(2,481)	(127,747)
Berry Plastics Group, Inc.*	(52,405)	(2,035,934)
Boise Cascade Co.*	(23,924)	(549,056)
Calgon Carbon Corp.	(31,500)	(414,225)
CF Industries Holdings, Inc.	(132,637)	(3,196,552)
Chemtura Corp.*	(1,974)	(52,074)
Clearwater Paper Corp.*	(4,089)	(267,298)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Crown Holdings, Inc.*	(819)	$(41,499)
Domtar Corp.	(48,548)	(1,699,665)
Dow Chemical Co. (The)	(14,061)	(698,972)
Eastman Chemical Co.	(8,307)	(564,045)
Ecolab, Inc.	(3,436)	(407,510)
EI du Pont de Nemours & Co.	(15,302)	(991,570)
Ferro Corp.*	(14,910)	(199,496)
Flotek Industries, Inc.*	(90,926)	(1,200,223)
Graphic Packaging Holding Co.	(290,444)	(3,642,168)
Huntsman Corp.	(96,044)	(1,291,792)
Ingevity Corp.*	(12,478)	(424,751)
Koppers Holdings, Inc.*	(287)	(8,819)
Kraton Performance Polymers, Inc.*	(43,766)	(1,222,384)
Kronos Worldwide, Inc.	(38,447)	(201,847)
Martin Marietta Materials, Inc.	(6,056)	(1,162,752)
Methanex Corp. (Canada)	(27,908)	(812,123)
Monsanto Co.	(18,499)	(1,912,982)
Neenah Paper, Inc.	(8,960)	(648,435)
NewMarket Corp.	(48)	(19,890)
Olin Corp.	(175,619)	(4,362,376)
PH Glatfelter Co.	(1,092)	(21,360)
Platform Specialty Products Corp.*	(343,971)	(3,054,462)
PolyOne Corp.	(2,447)	(86,232)
Potash Corp. of Saskatchewan, Inc. (Canada)	(53,108)	(862,474)
PPG Industries, Inc.	(1,629)	(169,660)
Scotts Miracle-Gro Co. (The), Class A.	(48,414)	(3,384,623)
Sealed Air Corp.	(70,251)	(3,229,438)
Sensient Technologies Corp.	(21,463)	(1,524,732)
Sherwin-Williams Co. (The)	(5,061)	(1,486,264)
Stepan Co.	(5,510)	(328,010)
Summit Materials, Inc., Class A*	(78,849)	(1,613,251)
Valspar Corp. (The)	(24,516)	(2,648,463)
Westlake Chemical Corp.	(4,663)	(200,136)
WestRock Co.	(15,887)	(617,528)

		(56,583,476)

Media — (2.9)%
AMC Entertainment Holdings, Inc., Class A	(26,263)	(725,121)
Cable One, Inc.	(4,035)	(2,063,539)
Charter Communications, Inc., Class A*	(20,980)	(4,796,936)
Clear Channel Outdoor Holdings, Inc., Class A	(651)	(4,049)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
EW Scripps Co. (The), Class A*	(118,122)	$(1,871,052)
Global Eagle Entertainment, Inc.*	(76,047)	(504,952)
Gray Television, Inc.*	(80,241)	(870,615)
John Wiley & Sons, Inc., Class A	(20,298)	(1,059,150)
Live Nation Entertainment, Inc.*	(188,989)	(4,441,242)
Meredith Corp.	(8,151)	(423,118)
National CineMedia, Inc.	(60,543)	(937,206)
Sirius XM Holdings, Inc.*	(137,166)	(541,806)
Thomson Reuters Corp. (Canada)	(112,091)	(4,530,718)
World Wrestling Entertainment, Inc., Class A	(5,264)	(96,910)

		(22,866,414)

Pharmaceuticals, Biotechnology & Life Sciences — (7.1)%
Accelerate Diagnostics, Inc.*	(39,733)	(571,758)
Aduro Biotech, Inc.*	(6,935)	(78,435)
Aerie Pharmaceuticals, Inc.*	(4,967)	(87,419)
Aimmune Therapeutics, Inc.*	(3,588)	(38,822)
Albany Molecular Research, Inc.*	(66,018)	(887,282)
Alnylam Pharmaceuticals, Inc.*	(7,184)	(398,640)
Amicus Therapeutics, Inc.*	(5,686)	(31,046)
ARIAD Pharmaceuticals, Inc.*	(36,819)	(272,092)
Atara Biotherapeutics, Inc.*	(5,114)	(115,116)
Axovant Sciences Ltd. (Bermuda)*	(10,349)	(132,881)
Bio-Rad Laboratories, Inc., Class A*	(5,575)	(797,336)
Bio-Techne Corp.	(18,354)	(2,069,781)
Bluebird Bio, Inc.*	(17,753)	(768,527)
Cambrex Corp.*	(46,947)	(2,428,568)
Catalent, Inc.*	(480)	(11,035)
Cempra, Inc.*	(111,360)	(1,836,326)
Coherus Biosciences, Inc.*	(51,031)	(861,914)
Dermira, Inc.*	(48,557)	(1,420,292)
Dynavax Technologies Corp.*	(118,586)	(1,728,984)
Eli Lilly & Co.	(7,565)	(595,744)
Epizyme, Inc.*	(17,161)	(175,729)
Exact Sciences Corp.*	(41,391)	(507,040)
Fibrogen, Inc.*	(9,960)	(163,444)
Foundation Medicine, Inc.*	(17,494)	(326,438)
Heron Therapeutics, Inc.*	(40,650)	(733,732)
Horizon Pharma PLC (Ireland)*	(18,358)	(302,356)
Illumina, Inc.*	(28,712)	(4,030,591)
Insmed, Inc.*	(93,878)	(925,637)
Intercept Pharmaceuticals, Inc.*	(2,259)	(322,314)
Intersect ENT, Inc.*	(5,916)	(76,494)
Intra-Cellular Therapies, Inc.*	(74,421)	(2,889,023)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Ionis Pharmaceuticals, Inc.*	(3,937)	$(91,693)
Lannett Co., Inc.*	(11,598)	(275,916)
Luminex Corp.*	(3,117)	(63,057)
MacroGenics, Inc.*	(57,707)	(1,557,512)
Medicines Co. (The)*	(113,410)	(3,813,978)
Mettler-Toledo International, Inc.*	(251)	(91,595)
Momenta Pharmaceuticals, Inc.*	(107,691)	(1,163,063)
Nektar Therapeutics*	(98,601)	(1,403,092)
NeoGenomics, Inc.*	(44,781)	(360,039)
Neurocrine Biosciences, Inc.*	(2,002)	(90,991)
Novavax, Inc.*	(226,433)	(1,646,168)
Ophthotech Corp.*	(2,933)	(149,671)
Pacific Biosciences of California, Inc.*	(326,260)	(2,295,239)
Pacira Pharmaceuticals, Inc.*	(9,350)	(315,376)
PAREXEL International Corp.*	(25,715)	(1,616,959)
PerkinElmer, Inc.	(2,458)	(128,848)
Phibro Animal Health Corp., Class A	(3,635)	(67,829)
Portola Pharmaceuticals, Inc.*	(74,932)	(1,768,395)
Prothena Corp. PLC (Ireland)*	(3,634)	(127,045)
Puma Biotechnology, Inc.*	(5,278)	(157,232)
QIAGEN NV (Netherlands)*	(177,788)	(3,877,556)
Relypsa, Inc.*	(161,452)	(2,986,862)
Revance Therapeutics, Inc.*	(17,148)	(233,213)
Sage Therapeutics, Inc.*	(4,562)	(137,453)
Sarepta Therapeutics, Inc.*	(35,702)	(680,837)
Spark Therapeutics, Inc.*	(851)	(43,512)
TESARO, Inc.*	(31,755)	(2,669,008)
TG Therapeutics, Inc.*	(192)	(1,164)
TherapeuticsMD, Inc.*	(183,164)	(1,556,894)
Theravance Biopharma, Inc. (Cayman Islands)*	(61,472)	(1,394,800)

		(56,349,793)

Retailing — (4.5)%
Abercrombie & Fitch Co., Class A	(9,429)	(167,930)
Advance Auto Parts, Inc.	(11,397)	(1,842,097)
American Eagle Outfitters, Inc.	(15,887)	(253,080)
Asbury Automotive Group, Inc.*	(10,563)	(557,093)
Ascena Retail Group, Inc.*	(307,936)	(2,152,473)
Burlington Stores, Inc.*	(16,039)	(1,069,962)
Caleres, Inc.	(6,060)	(146,713)
Chico’s FAS, Inc.	(10,065)	(107,796)
CST Brands, Inc.	(70,532)	(3,038,519)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dick’s Sporting Goods, Inc.	(18,990)	$(855,689)
DSW, Inc., Class A	(94,678)	(2,005,280)
Five Below, Inc.*	(52,633)	(2,442,698)
Fred’s, Inc., Class A	(2,388)	(38,471)
FTD Cos., Inc.*	(402)	(10,034)
Gamestop Corp., Class A	(52,846)	(1,404,647)
Groupon, Inc.*	(539,733)	(1,754,132)
Guess?, Inc.	(43,907)	(660,800)
JC Penney Co., Inc.*	(68,680)	(609,878)
Liberty Interactive Corp. QVC Group, Class A*	(55,541)	(1,409,075)
LKQ Corp.*	(67,044)	(2,125,295)
Murphy USA, Inc.*	(7,954)	(589,869)
Nordstrom, Inc.	(3,577)	(136,105)
Office Depot, Inc.*	(211,086)	(698,695)
Rent-A-Center, Inc.	(2,699)	(33,144)
Restoration Hardware Holdings, Inc.*	(5,057)	(145,035)
Sally Beauty Holdings, Inc.*	(16,614)	(488,618)
Select Comfort Corp.*	(69,195)	(1,479,389)
Sportsman’s Warehouse Holdings, Inc.*	(2,785)	(22,447)
Tailored Brands, Inc.	(73,660)	(932,536)
Tile Shop Holdings, Inc.*	(2,857)	(56,797)
TJX Cos., Inc.	(10,099)	(779,946)
Tractor Supply Co.	(39,483)	(3,600,060)
TripAdvisor, Inc.*	(1,826)	(117,412)
Ulta Salon Cosmetics & Fragrance, Inc.*	(5,662)	(1,379,490)
Wayfair, Inc., Class A*	(52,556)	(2,049,684)

		(35,160,889)

Semiconductors & Semiconductor Equipment — (3.3)%
Advanced Micro Devices, Inc.*	(348,677)	(1,792,200)
Ambarella, Inc. (Cayman Islands)*	(5,605)	(284,790)
Amkor Technology, Inc.*	(54,332)	(312,409)
Applied Micro Circuits Corp.*	(106)	(681)
Broadcom Ltd. (Singapore)	(4,010)	(623,154)
Brooks Automation, Inc.	(52,122)	(584,809)
Cabot Microelectronics Corp.	(518)	(21,932)
Cavium, Inc.*	(66,029)	(2,548,719)
Cree, Inc.*	(87,621)	(2,141,457)
Cypress Semiconductor Corp.	(307,426)	(3,243,344)
Diodes, Inc.*	(45,821)	(860,977)
Entegris, Inc.*	(326)	(4,717)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Fairchild Semiconductor International, Inc.*	(5,372)	$(106,634)
Inphi Corp.*	(4,520)	(144,776)
Intersil Corp., Class A	(1,373)	(18,590)
Lattice Semiconductor Corp.*	(342,439)	(1,832,049)
MACOM Technology Solutions Holdings, Inc.*	(80,967)	(2,670,292)
Micron Technology, Inc.*	(413,089)	(5,684,105)
Microsemi Corp.*	(2,881)	(94,151)
Monolithic Power Systems, Inc.	(16,349)	(1,116,964)
On Semiconductor Corp.*	(17,390)	(153,380)
Ultratech, Inc.*	(34,397)	(790,099)
Veeco Instruments, Inc.*	(41,451)	(686,429)

		(25,716,658)

Software & Services — (9.4)%
2U, Inc.*	(94,798)	(2,788,009)
ACI Worldwide, Inc.*	(1,093)	(21,324)
Acxiom Corp.*	(93,387)	(2,053,580)
Alliance Data Systems Corp.*	(28,879)	(5,657,974)
Amdocs Ltd. (Channel Islands)	(550)	(31,746)
Autodesk, Inc.*	(72,646)	(3,933,054)
Benefitfocus, Inc.*	(13,255)	(505,281)
Black Knight Financial Services, Inc., Class A*	(7,863)	(295,649)
Bottomline Technologies de, Inc.*	(51,067)	(1,099,472)
Box, Inc.*	(54,443)	(562,941)
CACI International, Inc., Class A*	(16,802)	(1,519,069)
Callidus Software, Inc.*	(59,501)	(1,188,830)
Cass Information Systems, Inc.	(51)	(2,637)
comScore, Inc.*	—	(5)
CoreLogic, Inc.*	(18,796)	(723,270)
Cornerstone OnDemand, Inc.*	(11,700)	(445,302)
DST Systems, Inc.	(4,779)	(556,419)
Ellie Mae, Inc.*	(14,465)	(1,325,717)
Euronet Worldwide, Inc.*	(6,100)	(422,059)
FireEye, Inc.*	(104,122)	(1,714,889)
First Data Corp., Class A*	(101,293)	(1,121,313)
FleetCor Technologies, Inc.*	(2,835)	(405,774)
Forrester Research, Inc.	(7,715)	(284,375)
Gartner, Inc.*	(17,473)	(1,702,045)
Global Payments, Inc.	(1,976)	(141,067)
Gogo, Inc.*	(147,819)	(1,240,201)
Guidewire Software, Inc.*	(552)	(34,092)
Hortonworks, Inc.*	(35,956)	(384,370)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
HubSpot, Inc.*	(51,631)	$(2,241,818)
Imperva, Inc.*	(44,120)	(1,897,601)
inContact, Inc.*	(44,298)	(613,527)
Infoblox, Inc.*	(2,078)	(38,983)
Instructure, Inc.*	(633)	(12,027)
Interactive Intelligence Group, Inc.*	(14,810)	(607,062)
ManTech International Corp., Class A	(52)	(1,967)
Marketo, Inc.*	(66,903)	(2,329,562)
MAXIMUS, Inc.	(41,672)	(2,307,379)
MINDBODY, Inc., Class A*	(102)	(1,646)
NetSuite, Inc.*	(10,271)	(747,729)
New Relic, Inc.*	(59,161)	(1,738,150)
Nuance Communications, Inc.*	(622)	(9,722)
Pandora Media, Inc.*	(303,584)	(3,779,621)
Paylocity Holding Corp.*	(9,953)	(429,970)
Perficient, Inc.*	(15,003)	(304,711)
Proofpoint, Inc.*	(44,854)	(2,829,839)
PROS Holdings, Inc.*	(32,085)	(559,242)
PTC, Inc.*	(6,843)	(257,160)
Q2 Holdings, Inc.*	(22,258)	(623,669)
Quotient Technology, Inc.*	(5,893)	(79,025)
Rapid7, Inc.*	(10,403)	(130,870)
RealPage, Inc.*	(5,548)	(123,887)
RingCentral, Inc., Class A*	(75,236)	(1,483,654)
Rovi Corp.*	(15,390)	(240,700)
Sabre Corp.	(49,233)	(1,318,952)
Splunk, Inc.*	(58,419)	(3,165,141)
Square, Inc., Class A*	(145,065)	(1,312,838)
Tableau Software, Inc., Class A*	(2,362)	(115,549)
TeleTech Holdings, Inc.	(10,589)	(287,280)
TrueCar, Inc.*	(29,587)	(232,258)
Vantiv, Inc., Class A*	(57,250)	(3,240,350)
Varonis Systems, Inc.*	(4,308)	(103,478)
Verint Systems, Inc.*	(7,228)	(239,464)
Virtusa Corp.*	(12,517)	(361,491)
WEX, Inc.*	(1,886)	(167,232)
Workday, Inc., Class A*	(34,948)	(2,609,567)
Workiva, Inc.*	(2,366)	(32,320)
Xura, Inc.*	(7,647)	(186,816)
Zendesk, Inc.*	(131,727)	(3,474,946)
Zynga, Inc. Class A*	(1,440,895)	(3,587,829)

		(73,985,496)

Technology Hardware & Equipment — (5.5)%
3D Systems Corp.*	(1,855)	(25,395)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
ADTRAN, Inc.	(34,850)	$(649,952)
Amphenol Corp., Class A	(2,716)	(155,708)
Anixter International, Inc.*	(15,247)	(812,360)
Arris International PLC (United Kingdom)*	(126,427)	(2,649,910)
Avnet, Inc.	(17,457)	(707,183)
Badger Meter, Inc.	(10,915)	(797,122)
BlackBerry Ltd. (Canada)*	(70,211)	(471,116)
Celestica, Inc. (Canada)*	(35,448)	(329,666)
Ciena Corp.*	(80,794)	(1,514,888)
Cognex Corp.	(6,031)	(259,936)
Corning, Inc.	(22,070)	(451,994)
CTS Corp.	(934)	(16,737)
Diebold, Inc.	(728)	(18,076)
Dolby Laboratories, Inc., Class A	(22,761)	(1,089,114)
EchoStar Corp., Class A*	(16,159)	(641,512)
Electronics For Imaging, Inc.*	(49,147)	(2,115,287)
EMC Corp./MA	(10,184)	(276,699)
ePlus, Inc.*	(3,237)	(264,754)
FEI Co.	(14,788)	(1,580,541)
Finisar Corp.*	(66,619)	(1,166,499)
II-VI, Inc.*	(10,670)	(200,169)
Infinera Corp.*	(118,283)	(1,334,232)
Ixia*	(4,001)	(39,290)
Jabil Circuit, Inc.	(263,899)	(4,874,215)
Lexmark International, Inc., Class A	(3,125)	(117,969)
Littelfuse, Inc.	(11,053)	(1,306,354)
Motorola Solutions, Inc.	(20,700)	(1,365,579)
National Instruments Corp.	(11,034)	(302,332)
NCR Corp.*	(2,485)	(69,008)
NetScout Systems, Inc.*	(916)	(20,381)
Nimble Storage, Inc.*	(92,358)	(735,170)
Palo Alto Networks, Inc.*	(6,683)	(819,603)
Pure Storage, Inc., Class A*	(88,170)	(961,053)
Rofin-Sinar Technologies, Inc.*	(17,758)	(567,191)
Sanmina Corp.*	(19,340)	(518,505)
ScanSource, Inc.*	(22,278)	(826,737)
Seagate Technology PLC (Ireland)	(7,360)	(179,290)
Sierra Wireless, Inc. (Canada)*	(37,391)	(634,151)
Stratasys Ltd. (Israel)*	(47,380)	(1,084,528)
Trimble Navigation Ltd.*	(79,421)	(1,934,696)
Universal Display Corp.*	(34,868)	(2,364,050)
VeriFone Systems, Inc.*	(139,454)	(2,585,477)
ViaSat, Inc.*	(59,684)	(4,261,438)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Zebra Technologies Corp., Class A*	(2,067)	$(103,557)

		(43,199,424)

Telecommunication Services — (2.1)%
8x8, Inc.*	(4,171)	(60,938)
ATN International, Inc.	(10,914)	(849,218)
Cincinnati Bell, Inc.*	(186,190)	(850,888)
Consolidated Communications Holdings, Inc.	(230)	(6,265)
General Communication, Inc., Class A*	(4,059)	(64,132)
Globalstar, Inc.*	(346,134)	(418,822)
Iridium Communications, Inc.*	(174,925)	(1,553,334)
ORBCOMM, Inc.*	(97,507)	(970,195)
SBA Communications Corp., Class A*	(42,397)	(4,576,332)
T-Mobile US, Inc.*	(68,815)	(2,977,625)
United States Cellular Corp.*	(14,925)	(586,105)
Zayo Group Holdings, Inc.*	(134,911)	(3,768,064)

		(16,681,918)

Transportation — (4.2)%
Air Transport Services Group, Inc.*	(24,983)	(323,780)
American Airlines Group, Inc.	(116,700)	(3,303,777)
ArcBest Corp.	(17,542)	(285,058)
Atlas Air Worldwide Holdings, Inc.*	(44,120)	(1,827,450)
CSX Corp.	(7,187)	(187,437)
Echo Global Logistics, Inc.*	(14,696)	(329,484)
Genesee & Wyoming, Inc., Class A*	(34,582)	(2,038,609)
Kansas City Southern	(62,211)	(5,604,589)
Kirby Corp.*	(22,031)	(1,374,514)
Knight Transportation, Inc.	(161)	(4,279)
Ryder System, Inc.	(38,866)	(2,376,267)
Saia, Inc.*	(17,022)	(427,933)
SkyWest, Inc.	(10,698)	(283,069)
Spirit Airlines, Inc.*	(102,096)	(4,581,048)
Virgin America, Inc.*	(116,878)	(6,569,712)
Werner Enterprises, Inc.	(43,524)	(999,746)
XPO Logistics, Inc.*	(107,138)	(2,813,444)

		(33,330,196)

TOTAL COMMON STOCK (Proceeds $763,055,275)		(761,593,254)

TOTAL SECURITIES SOLD SHORT - (96.6)%		(761,593,254)

(Proceeds $763,055,275)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2016

(Unaudited)

Value
OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%	$590,291,960

NET ASSETS - 100.0%	$788,456,252

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At June 30, 2016, the market value of securities on loan was $44,801,666.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$900,236,803

Gross unrealized appreciation	$84,792,724
Gross unrealized depreciation	(25,271,981)

Net unrealized appreciation	$59,520,743

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

June 30, 2016

(Unaudited)

	Number
	of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.9%
Gotham Absolute 500 Fund	312,114	$3,064,961
Gotham Enhanced 500 Fund	177,091	1,708,929
Gotham Index Plus Fund	177,748	1,781,037
Gotham Neutral Fund	118,865	1,183,899

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $8,071,166)**		7,738,826

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		8,480

NET ASSETS - 100.0%		$7,747,306

(a)	All affiliated fund investments are in Institutional Class shares.The Schedule of Investments for the affiliated funds accompany this report.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$8,071,166

Gross unrealized appreciation	$—
Gross unrealized depreciation	(332,340)

Net unrealized depreciation	$(332,340)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

June 30, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Hedged Plus Fund, Gotham Index Plus Fund, Gotham Institutional Value Fund, Gotham Neutral Fund and Gotham Total Return Fund (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — The Funds may sell securities short. A short sale involves the sale by the Funds of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although the Funds’ gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the period ended June 30, 2016, the following Funds had securities lending programs and at June 30, 2016, the market value of securities on loan and cash collateral received were as follows:

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2016

(Unaudited)

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-Cash Collateral
Gotham Absolute Return Fund	$283,588,205	$287,012,469	$—
Gotham Absolute 500 Fund	3,159,764	3,156,426	—
Gotham Enhanced Return Fund	321,811,125	323,175,820	—
Gotham Enhanced 500 Fund	4,269,013	4,283,956	—
Gotham Hedged Plus Fund	60,057	60,212	—
Gotham Index Plus Fund	11,811,932	11,871,209	—
Gotham Neutral Fund	44,801,666	46,251,053	—

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	8/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	8/23/16

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	8/23/16

* Print the name and title of each signing officer under his or her signature.